UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-23746

DoubleLine ETF Trust

(Exact name of registrant as specified in charter)

2002 N. Tampa Street, Suite 200
Tampa, FL 33602
(Address of principal executive offices) (Zip code)

Ronald R. Redell, President
2002 N. Tampa Street, Suite 200
Tampa, FL 33602
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (813) 791-7333

Date of fiscal year end: September 30

Date of reporting period: September 30, 2024

Item 1. Reports to Stockholders.

(a)   The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (“1940 Act”).

Annual Shareholder Report

DoubleLine Opportunistic Bond ETF

 NYSE Arca: DBND   (Inception Date: March 31, 2022)

September 30, 2024

This annual shareholder report contains important information about the DoubleLine Opportunistic Bond ETF for the period of 10/1/2023 to 9/30/2024. You can find additional information about the Fund at doubleline.com/doubleline-exchange-traded-funds/. You can also request this information by contacting us at (855) 937-0772.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DBND	$53	0.50%

How did the Fund perform last year?

For the 12-month period ended September 30, 2024, the DoubleLine Opportunistic Bond ETF outperformed the benchmark Bloomberg US Aggregate Bond Index return of 11.57% on a net asset value basis.

How did the Fund perform since inception?

The cost of a $10,000 investment line graph reflects a hypothetical $10,000 investment in the Fund. The line graph uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, management fees and other expenses were deducted.

Costs of a $10,000 Investment

DoubleLine Opportunistic Bond ETF (DBND) - $10,507
Bloomberg US Aggregate Bond Index - $10,193
11,000
10,000
9,000
3/31/22
9/30/24

	DoubleLine Opportunistic Bond ETF (DBND)	Bloomberg US Aggregate Bond Index
3/31/2022	$10,000	$10,000
9/30/2022	$9,240	$9,078
9/30/2023	$9,318	$9,136
9/30/2024	$10,507	$10,193

What factors influenced performance?

Fund performance was driven by interest rate moves, as yields fell across the U.S. Treasury curve. Every sector in the Fund generated a positive return, with the longest-duration sectors contributing the most to performance.

Positioning

The Fund is positioned with a shorter duration and a larger credit allocation than the index, with sizable allocations to government-backed and securitized credit assets that offer attractive spread levels while maintaining downside protection. The Fund also provides diversification with corporate credit assets and emerging markets debt.

Top Contributors

  Long-duration assets

  U.S. Treasuries

  Agency mortgage-backed securities

Top Detractors

  Though still generating a positive return, floating-rate sectors such as collateralized loan obligations and bank loans contributed the least to performance, as these sectors did not benefit as much from the interest rate rally.

Annual Performance (%)

	1 Year	Since Inception March 31, 2022
Total Return based on NAV	12.76%	5.07%
Bloomberg US Aggregate Bond Index	11.57%	0.77%

Performance data quoted represents past performance and does not guarantee future results. The performance data in the above table and line graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Key Fund Statistics

  Net Assets$338,522,930
  Number of Portfolio Holdings772
  Portfolio Turnover Rate142%
  Net Investment Advisory Fees$1,283,321

What did the Fund invest in?

Sector Breakdown (% of Net Assets)

US Government and Agency Obligations	24.5
US Government and Agency Mortgage Backed Obligations	21.7
US Corporate Bonds	14.9
Asset Backed Obligations	9.1
Non-Agency Residential Collateralized Mortgage Obligations	9.1
Foreign Corporate Bonds	6.6
Non-Agency Commercial Mortgage Backed Obligations	5.1
Collateralized Loan Obligations	4.6
Bank Loans	2.8
Short-Term Investments	1.5
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.3

Credit Quality Breakdown (% of Net Assets)

AAA	58.5
AA	3.1
A	10.2
BBB	14.6
BB	6.0
B	3.6
CCC and Below	1.2
Unrated Securities	1.4
Other	1.4
Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Investor Services, Inc. if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Top Holdings (% of Net Assets)

U.S. Treasury Bonds, 1.38%, 11/15/2040	7.0
U.S. Treasury Notes, 0.63%, 08/15/2030	4.6
U.S. Treasury Notes, 0.63%, 05/15/2030	4.1
U.S. Treasury Notes, 0.88%, 11/15/2030	3.9
U.S. Treasury Notes, 0.75%, 03/31/2026	3.3
FNMA UMBS, Pool CB8851, 6.00%, 07/01/2054	1.2
FHLMC UMBS, Pool SD5573, 3.00%, 08/01/2052	1.1
U.S. Treasury Bonds, 1.13%, 05/15/2040	1.1
FNMA UMBS, Pool FS7738, 6.00%, 03/01/2054	0.9
FHLMC UMBS, Pool SD6002, 5.50%, 07/01/2054	0.9

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at (855) 937-0772, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents.

DoubleLine® is a registered trademark of DoubleLine Capital LP

©2024 DoubleLine Capital LP

DBND924

Annual Shareholder Report

DoubleLine Shiller CAPE® U.S. Equities ETF

 NYSE Arca: CAPE   (Inception Date: March 31, 2022)

September 30, 2024

This annual shareholder report contains important information about the DoubleLine Shiller CAPE® U.S. Equities ETF for the period of 10/1/2023 to 9/30/2024. You can find additional information about the Fund at doubleline.com/doubleline-exchange-traded-funds/. You can also request this information by contacting us at (855) 937-0772.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CAPE	$74	0.65%

How did the Fund perform last year?

For the 12-month period ended September 30, 2024, the DoubleLine Shiller CAPE® U.S. Equities ETF posted positive performance but underperformed the benchmark S&P 500® Index return of 36.35% on a net asset value basis.

How did the Fund perform since inception?

The cost of a $10,000 investment line graph reflects a hypothetical $10,000 investment in the Fund. The line graph uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, management fees and other expenses were deducted.

Costs of a $10,000 Investment

DoubleLine Shiller CAPE® U.S. Equities ETF (CAPE) - $12,160
S&P 500 Index - $13,233
14,000
12,000
10,000
8,000
6,000
3/31/22
9/30/24

	DoubleLine Shiller CAPE® U.S. Equities ETF (CAPE)	S&P 500 Index
3/31/2022	$10,000	$10,000
9/30/2022	$8,028	$7,980
9/30/2023	$9,597	$9,705
9/30/2024	$12,160	$13,233

What factors influenced performance?

Fund performance was influenced by the Global Industry Classification Standard sector allocations and securities in each sector. The communication services and financial services exposures were the biggest contributors to performance. The consumer discretionary and consumer staples exposures also contributed. The materials and real estate exposures detracted from performance.

Positioning

The Shiller Barclays CAPE® U.S. Sector Total Return USD Index, which the Fund is guided by, was allocated to six sectors: communication services, consumer discretionary, consumer staples, financials, materials and real estate. The Fund owned U.S. equity securities in these sectors during the period.

Top Contributors

  Communication services

  Financial services

  Consumer discretionary

  Consumer staples

Top Detractors

  Materials

  Real estate

Annual Performance (%)

	1 Year	Since Inception March 31, 2022
Total Return based on NAV	26.70%	21.60%
S&P 500 Index	36.35%	11.86%

Performance data quoted represents past performance and does not guarantee future results. The performance data in the above table and line graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Key Fund Statistics

  Net Assets$409,376,643
  Number of Portfolio Holdings198
  Portfolio Turnover Rate290%
  Net Investment Advisory Fees$2,366,327

What did the Fund invest in?

Sector Breakdown (% of Net Assets)

Consumer Staples	26.1
Communication Services	25.6
Real Estate	24.3
Financials	23.7
Cash	0.3

Portfolio Characteristics

Median Mkt Cap ($B)	$27.38
Average Mkt Cap ($B)	$95.76
Price-to-EarningsFootnote Reference1	21.36%
Price-to-Book	5.19%
Footnote Reference1 Forward 12-Month Price-to-Earnings Ratio.

Top Holdings (% of Net Assets)

Meta Platforms, Inc. - Class A	5.5
Berkshire Hathaway, Inc. - Class B	3.2
Procter & Gamble Co. (The)	3.1
Costco Wholesale Corp.	3.0
Alphabet, Inc. - Class A	2.7
Walmart, Inc.	2.6
JPMorgan Chase & Co.	2.3
Alphabet, Inc. - Class C	2.2
Coca-Cola Co. (The)	2.1
Prologis, Inc.	2.0

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at (855) 937-0772, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents.

DoubleLine® is a registered trademark of DoubleLine Capital LP

©2024 DoubleLine Capital LP

CAPE924

Annual Shareholder Report

DoubleLine Commercial Real Estate ETF

 NYSE Arca: DCRE   (Inception Date: March 31, 2023)

September 30, 2024

This annual shareholder report contains important information about the DoubleLine Commercial Real Estate ETF for the period of 10/1/2023 to 9/30/2024. You can find additional information about the Fund at doubleline.com/doubleline-exchange-traded-funds/. You can also request this information by contacting us at (855) 937-0772.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DCRE	$40	0.39%

How did the Fund perform last year?

For the 12-month period ended September 30, 2024, the DoubleLine Commercial Real Estate ETF outperformed the benchmark Bloomberg US Aggregate 1-3 Year Index return of 7.23% on a net asset value basis.

How did the Fund perform since inception?

The cost of a $10,000 investment line graph reflects a hypothetical $10,000 investment in the Fund. The line graph uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, management fees and other expenses were deducted.

Costs of a $10,000 Investment

DoubleLine Commercial Real Estate ETF (DCRE) - $11,162
Bloomberg US Aggregate 1-3 Year Index - $10,763
Bloomberg US Aggregate Bond Index - $10,193
12,000
11,000
10,000
9,000
3/31/2023
6/30/2023
9/30/2023
12/31/2023
3/31/2024
6/30/2024
9/30/2024

	DoubleLine Commercial Real Estate ETF (DCRE)	Bloomberg US Aggregate 1-3 Year Index	Bloomberg US Aggregate Bond Index
3/31/2023	$10,000	$10,000	$10,000
6/30/2023	$10,125	$9,964	$9,441
9/30/2023	$10,269	$10,037	$9,136
12/31/2023	$10,527	$10,309	$9,759
3/31/2024	$10,695	$10,356	$9,683
6/30/2024	$10,863	$10,454	$9,690
9/30/2024	$11,162	$10,763	$10,193

What factors influenced performance?

Fund performance was driven by a rally in interest rates and improved investor demand for certain sectors of the commercial real estate market. Cooling economic data and declining inflation contributed to the Federal Reserve in September reversing its tightening cycle that dominated fixed income markets for two years, leading to a significant interest rate rally in the period. Every sector in the Fund contributed to performance in the period.

Positioning

The Fund primarily comprises non-Agency commercial mortgage-backed securities (CMBS) while maintaining a smaller allocation to Agency CMBS. During the period, the Fund tactically added some duration on the short end of the U.S. Treasury yield curve in order to capture duration-related benefits from the Fed lowering its policy rate.

Top Contributors

  Non-Agency CMBS

Top Detractors

  While Agency CMBS did not detract from performance, as this sector also outperformed the benchmark, these assets contributed the least to performance.

Annual Performance (%)

	1 Year	Since Inception March 31, 2023
Total Return based on NAV	8.70%	11.62%
Bloomberg US Aggregate 1-3 Year Index	7.23%	5.03%
Bloomberg US Aggregate Bond Index	11.57%	4.65%

Performance data quoted represents past performance and does not guarantee future results. The performance data in the above table and line graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Key Fund Statistics

  Net Assets$212,830,810
  Number of Portfolio Holdings189
  Portfolio Turnover Rate74%
  Net Investment Advisory Fees$468,631

What did the Fund invest in?

Sector Breakdown (% of Net Assets)

Non-Agency Commercial Mortgage Backed Obligations	59.8
Collateralized Loan Obligations	26.8
US Government and Agency Mortgage Backed Obligations	11.9
Short-Term Investments	1.5

Credit Quality Breakdown (% of Net Assets)

AAA	90.4
AA	6.1
A	2.5
Not Rated	-
Other	1.0
Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Investor Services, Inc. if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Top Holdings (% of Net Assets)

FNMA, Pool BZ1029, 4.93%, 06/01/2029	2.2
FHLMC Multifamily Structured Pass-Through Certificates, Series K518-A2, 5.40%, 01/25/2029	2.0
FNMA, Pool BL2869, 2.79%, 07/01/2029	1.6
FNMA, Pool AN4952, 3.18%, 04/01/2027	1.5
FNMA, Pool AN5139, 3.13%, 04/01/2027	1.5
AREIT Trust, Series 2022-CRE6-A (SOFR 30 Day Average + 1.25%, 1.25% Floor) 6.59%, 01/20/2037	1.3
TRTX Issuer Ltd., Series 2022-FL5-A (CME Term SOFR 1 Month + 1.65%, 1.65% Floor) 6.73%, 02/15/2039	1.3
Greystone CRE Notes Ltd., Series 2021-FL3-A (CME Term SOFR 1 Month + 1.13%, 1.02% Floor) 6.23%, 07/15/2039	1.3
FHLMC Multifamily Structured Pass-Through Certificates, Series K741-A2, 1.60%, 12/25/2027	1.3
BBCMS Mortgage Trust, 5.21%, 09/15/2057	1.2

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at (855) 937-0772, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents.

DoubleLine® is a registered trademark of DoubleLine Capital LP

©2024 DoubleLine Capital LP

DCRE924

Annual Shareholder Report

DoubleLine Mortgage ETF

 NYSE Arca: DMBS   (Inception Date: March 31, 2023)

September 30, 2024

This annual shareholder report contains important information about the DoubleLine Mortgage ETF for the period of 10/1/2023 to 9/30/2024. You can find additional information about the Fund at doubleline.com/doubleline-exchange-traded-funds/. You can also request this information by contacting us at (855) 937-0772.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DMBS	$51	0.48%

How did the Fund perform last year?

For the 12-month period ended September 30, 2024, the DoubleLine Mortgage ETF performed in line with the benchmark Bloomberg US Mortgage-Backed Securities (MBS) Index return of 12.32% on a net asset value basis.

How did the Fund perform since inception?

The cost of a $10,000 investment line graph reflects a hypothetical $10,000 investment in the Fund. The line graph uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, management fees and other expenses were deducted.

Costs of a $10,000 Investment

DoubleLine Mortgage ETF (DMBS) - $10,703
Bloomberg US Mortgage-Backed Securities (MBS) Index - $10,707
Bloomberg US Aggregate Bond Index - $10,193
11,000
10,000
9,000
3/31/2023
6/30/2023
9/30/2023
12/31/2023
3/31/2024
6/30/2024
9/30/2024

	DoubleLine Mortgage ETF (DMBS)	Bloomberg US Mortgage-Backed Securities (MBS) Index	Bloomberg US Aggregate Bond Index
3/31/2023	$10,000	$10,000	$10,000
6/30/2023	$9,909	$9,936	$9,441
9/30/2023	$9,533	$9,533	$9,136
12/31/2023	$10,174	$10,246	$9,759
3/31/2024	$10,078	$10,139	$9,683
6/30/2024	$10,112	$10,146	$9,690
9/30/2024	$10,703	$10,707	$10,193

What factors influenced performance?

A bond sell-off, which peaked in mid-October 2023, reversed toward the end of the year as a more dovish tone from the Federal Reserve drove a rally in interest rates. In the early months of 2024, market expectations for cuts to the Fed policy rate were scaled back amid strong economic data. However, by May, the market was pricing in a number of rate cuts for the year as the Fed signaled it would shrink its balance sheet at a slower pace and downplayed the possibility of further rate hikes. The perception of a more dovish Fed combined with slower job growth and tamer inflation fueled a bond rally through the rest of the period.

Positioning

The Fund maintained on average a duration that was a half-year shorter than the Bloomberg US Mortgage-Backed Securities (MBS) Index over the period. Exposure to the front end of the U.S. Treasury yield curve was tactically added in response to more attractive yields.

Top Contributors

  Agency mortgage-backed securities (MBS)

Top Detractors

  Duration positioning

  Non-Agency MBS

Annual Performance (%)

	1 Year	Since Inception March 31, 2023
Total Return based on NAV	12.27%	7.03%
Bloomberg US Mortgage-Backed Securities (MBS) Index	12.32%	4.66%
Bloomberg US Aggregate Bond Index	11.57%	4.65%

Performance data quoted represents past performance and does not guarantee future results. The performance data in the above table and line graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Key Fund Statistics

  Net Assets$334,292,140
  Number of Portfolio Holdings120
  Portfolio Turnover Rate197%
  Net Investment Advisory Fees$1,214,891

What did the Fund invest in?

Sector Breakdown (% of Net Assets)

US Government and Agency Mortgage Backed Obligations	96.5
Non-Agency Residential Collateralized Mortgage Obligations	14.0
Short-Term Investments	4.1

Credit Quality Breakdown (% of Net Assets)

AAA	102.5
AA	1.9
A	0.2
BBB	5.9
Not Rated	-
Other	-10.5
Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Investor Services, Inc. if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Top Holdings (% of Net Assets)

FNMA/FHLMC UMBS, 30 Year, Single Family, Pool , 6.00%, 11/25/2054	9.8
FHLMC UMBS, Pool SD8182, 2.00%, 12/01/2051	3.2
FNMA UMBS, Pool MA4256, 2.50%, 02/01/2051	3.0
FNMA UMBS, Pool CA7028, 2.50%, 09/01/2050	3.0
FHLMC UMBS, Pool SD7512, 3.00%, 02/01/2050	3.0
FNMA UMBS, Pool FS9026, 5.50%, 09/01/2053	3.0
FHLMC UMBS, Pool SD7535, 2.50%, 02/01/2051	3.0
FHLMC UMBS, Pool SD5573, 3.00%, 08/01/2052	2.6
FNMA UMBS, Pool FS8660, 5.50%, 08/01/2054	2.4
FHLMC UMBS, Pool SD7553, 3.00%, 03/01/2052	2.3

How has the Fund changed?

This is a summary of certain changes to the Fund since 10/1/2023. For more complete information, you may review the Fund's prospectus at https://doubleline.com/fund-documents (or upon request at ETFinfo@doubleline.com or call 855-937-0772).

Effective September 3, 2024, DoubleLine Mortgage ETF's management fees were reduced from 0.49% to 0.39%.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at (855) 937-0772, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents.

DoubleLine® is a registered trademark of DoubleLine Capital LP

©2024 DoubleLine Capital LP

DMBS924

Annual Shareholder Report

DoubleLine Commodity Strategy ETF

 NYSE Arca: DCMT   (Inception Date: January 31, 2024)

September 30, 2024

This annual shareholder report contains important information about the DoubleLine Commodity Strategy ETF for the period of 1/31/2024 to 9/30/2024. You can find additional information about the Fund at doubleline.com/doubleline-exchange-traded-funds/. You can also request this information by contacting us at (855) 937-0772.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
DCMT	$43	0.65%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2024. Expenses would be higher if the Fund had been in operations for the full year.

How did the Fund perform last year?

From inception through September 30, 2024, the DoubleLine Commodity Strategy ETF posted positive performance but underperformed the benchmark Bloomberg Commodity Total Return Index return of 5.44% on a net asset value basis.

How did the Fund perform since inception?

The cost of a $10,000 investment line graph reflects a hypothetical $10,000 investment in the Fund. The line graph uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, management fees and other expenses were deducted.

Costs of a $10,000 Investment

DoubleLine Commodity Strategy ETF (DCMT) - $10,112
Bloomberg Commodity Total Return Index - $10,544
S&P 500 Index - $13,233
14,000
13,000
12,000
11,000
10,000
9,000
1/31/2024
2/29/2024
3/31/2024
4/30/2024
5/31/2024
6/30/2024
7/31/2024
8/31/2024
9/30/2024

	DoubleLine Commodity Strategy ETF (DCMT)	Bloomberg Commodity Total Return Index	S&P 500 Index
1/31/2024	$10,000	$10,000	$10,000
2/29/2024	$9,885	$9,853	$11,611
3/31/2024	$10,335	$10,179	$11,984
4/30/2024	$10,444	$10,453	$11,495
5/31/2024	$10,332	$10,636	$12,065
6/30/2024	$10,303	$10,473	$12,498
7/31/2024	$9,963	$10,050	$12,650
8/31/2024	$9,906	$10,055	$12,957
9/30/2024	$10,112	$10,544	$13,233

What factors influenced performance?

The Fund was allocated to the Barclays Backwardation Tilt Multi-Strategy Index, which the Fund gained exposure to through the use of swap contracts. The biggest contributors by sector to Fund performance were precious metals and industrial metals. The biggest detractors were energy and agriculture. The Fund’s use of derivative instruments to gain exposure to commodities facilitated investment of the Fund’s remaining assets in U.S. Treasuries, which increased in value.

Positioning

The Fund had diversified exposure to commodities in all sectors, including industrial metals, energy, livestock, agriculture and precious metals. The Fund was also positioned on average farther out on the commodity futures curve relative to the Bloomberg Commodity Total Return Index.

Top Contributors

  Coffee

  Gold

  Silver

Top Detractors

  Soybean Meal

  Soybean Oil

  Soybeans

Annual Performance (%)

Since Inception January 31, 2024
Total Return based on NAV	1.12%
Bloomberg Commodity Total Return Index	5.44%
S&P 500 Index	20.06%

Performance data quoted represents past performance and does not guarantee future results. The performance data in the above table and line graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Key Fund Statistics

  Net Assets$17,190,690
  Number of Portfolio Holdings7
  Portfolio Turnover Rate111%
  Net Investment Advisory Fees$80,499

What did the Fund invest in?

Collateral (% of Net Assets)

Treasury Bills	95.7
Cash	4.3

Commodity Exposure (% of Net Assets)

Energy	41.0
Agriculture	28.0
Precious Metals	12.0
Livestock	11.0
Industrial Metals	8.0
The Fund gained exposure to these allocations through the use of swap contracts.

Top Holdings (% of Net Assets)

U.S. Treasury Bills, 0.00%, 12/24/2024	72.6
U.S. Treasury Bills, 0.00%, 10/10/2024	11.6
U.S. Treasury Bills, 0.00%, 11/05/2024	11.6
JPMorgan U.S. Government Money Market Fund - Class IM, 4.86%	2.5
Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class, 4.83%	2.5

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at (855) 937-0772, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents.

DoubleLine® is a registered trademark of DoubleLine Capital LP

©2024 DoubleLine Capital LP

DCMT924

Annual Shareholder Report

DoubleLine Fortune 500 Equal Weight ETF

 NYSE Arca: DFVE   (Inception Date: January 31, 2024)

September 30, 2024

This annual shareholder report contains important information about the DoubleLine Fortune 500 Equal Weight ETF for the period of 1/31/2024 to 9/30/2024. You can find additional information about the Fund at doubleline.com/doubleline-exchange-traded-funds/. You can also request this information by contacting us at (855) 937-0772.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
DFVE	$14	0.20%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2024. Expenses would be higher if the Fund had been in operations for the full year.

How did the Fund perform last year?

From inception through September 30, 2024, the DoubleLine Fortune 500 Equal Weight ETF underperformed the Barclays Fortune 500 Equal Weighted Total Return Index return of 17.30% on a net asset value basis. The Fund outperformed the S&P 500 Equal Weight Index return of 16.11% on a net asset value basis. The Fund underperformed the S&P 500© Index return of 18.57% on a net asset value basis.

How did the Fund perform since inception?

The cost of a $10,000 investment line graph reflects a hypothetical $10,000 investment in the Fund. The line graph uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, management fees and other expenses were deducted.

Costs of a $10,000 Investment

DoubleLine Fortune 500 Equal Weight ETF (DFVE) - $11,693
Barclays Fortune 500 Equal Weighted Total Return Index - $11,730
S&P 500 Equal Weight Index - $11,611
12,000
11,000
10,000
1/31/2024
2/29/2024
3/31/2024
4/30/2024
5/31/2024
6/30/2024
7/31/2024
8/31/2024
9/30/2024

	DoubleLine Fortune 500 Equal Weight ETF (DFVE)	Barclays Fortune 500 Equal Weighted Total Return Index	S&P 500 Equal Weight Index
1/31/2024	$10,000	$10,000	$10,000
2/29/2024	$10,460	$10,466	$10,416
3/31/2024	$11,046	$11,054	$10,881
4/30/2024	$10,474	$10,484	$10,351
5/31/2024	$10,868	$10,886	$10,643
6/30/2024	$10,709	$10,727	$10,595
7/31/2024	$11,292	$11,320	$11,070
8/31/2024	$11,446	$11,479	$11,346
9/30/2024	$11,693	$11,730	$11,611

What factors influenced performance?

Fund performance was influenced by the performance of U.S. equities as a whole. The Fund’s outperformance versus the S&P 500 Equal Weighted Index was driven by compositional differences between Barclays Fortune 500 Equal Weighted Total Return Index allocations, which the Fund is guided by, and S&P 500 Equal Weighted Index allocations. The underperformance of the Fund versus the S&P 500® Index was due to the top-heavy nature of the index and the outperformance of megacapitalization company names, particularly NVDA, Nvidia Corp.

Positioning

The Fund was positioned in a diversified fashion during the period in the Barclays Fortune 500 Equal Weighted Total Return Index, with over 450 unique securities with an approximately equal allocation of capital to each security during quarterly rebalances.

Top Contributors

  CVNA, Carvana Co.

  LUMN, Lumen Technologies Inc.

  VST, Vistra Corp.

Top Detractors

  PARR, Par Pacific Holdings Inc.

  HTZ, Hertz Global Holdings Inc.

  WBA, Walgreens Boots Alliance Inc.

Annual Performance (%)

Since Inception January 31, 2024
Total Return based on NAV	16.93%
Barclays Fortune 500 Equal Weighted Total Return Index	17.30%
S&P 500 Equal Weight Index	16.11%

Performance data quoted represents past performance and does not guarantee future results. The performance data in the above table and line graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Key Fund Statistics

  Net Assets$13,929,187
  Number of Portfolio Holdings461
  Portfolio Turnover Rate12%
  Net Investment Advisory Fees$17,147

What did the Fund invest in?

Sector Breakdown (% of Net Assets)

Consumer Discretionary	17.0
Industrials	16.3
Financials	14.7
Health Care	9.3
Consumer Staples	9.0
Information Technology	9.0
Materials	7.0
Utilities	6.0
Energy	5.4
Communication Services	4.5
Real Estate	1.3
Cash	0.5

Portfolio Characteristics

Median Mkt Cap ($B)	$30.69
Average Mkt Cap ($B)	$102.80
Price-to-EarningsFootnote Reference1	18.99%
Price-to-Book	7.67%
Footnote Reference1 Forward 12-Month Price-to-Earnings Ratio.

Top Holdings (% of Net Assets)

Vistra Corp.	0.3
Lumen Technologies, Inc.	0.3
Yum China Holdings, Inc. (China)	0.3
Constellation Energy Corp.	0.3
Wayfair, Inc. - Class A	0.3
United Airlines Holdings, Inc.	0.3
EchoStar Corp. - Class A	0.3
JetBlue Airways Corp.	0.3
Altice USA, Inc. - Class A	0.3
Las Vegas Sands Corp.	0.3

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at (855) 937-0772, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents.

DoubleLine® is a registered trademark of DoubleLine Capital LP

©2024 DoubleLine Capital LP

DFVE924

(b)   Not applicable.

Item 2. Code of Ethics.

As of the end of the period, September 30, 2024, the Registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third-party (the “Code of Ethics”). During the period covered by this report, no substantive amendments were made to the Code of Ethics.  During the period covered by this report, there have been no waivers granted under the Code of Ethics.

Item 3. Audit Committee Financial Expert.

The Registrant’s Audit Committee members have substantial financial expertise and include members with considerable professional experience in the financial markets, the securities markets, and the investment banking and investment management industries, including in respect of the type of financial accounting or valuation issues that are likely to come before the Audit Committee.  Although the Registrant does not currently have an Audit Committee member designated as an “audit committee financial expert,” as defined under instructions to Item 3(a), serving on its Audit Committee, the Registrant’s Audit Committee has determined that its members collectively have sufficient financial expertise and experience to address any issues that are likely to come before the committee.

Item 4. Principal Accountant Fees and Services.

Aggregate fees for professional services rendered for DoubleLine ETF Trust by Deloitte & Touche LLP (“Deloitte”) for the fiscal years ended September 30, 2023 and September 30, 2024 were:

	2023	2024
Audit Fees(a)	$101,950	$164,000
Audit Related Fees(b)	0	0
Tax Fees(c)	$42,000	$67,990
All Other Fees(d)	0	0
Total:	$143,950	$231,990

(a)           Audit Fees: These fees relate to professional services rendered by Deloitte for the audit of the Registrant’s annual financial statement or services normally provided by the independent registered public accounting firm in connection with statutory and regulatory filing or engagements.  These services include the audits of the financial statements of the Registrant and issuance of consents.

(b)           Audit Related Fees: These fees relate to assurance and related services by Deloitte related to audit services in connection with the September 30, 2023 and September 30, 2024 annual financial statements.

(c)           Tax Fees: These fees relate to professional services rendered by Deloitte for tax compliance, tax advice and tax planning.

(d)           All Other Fees: These fees relate to products and services provided by Deloitte other than those reported under “Audit Fees,” “Audit-Related Fees,” and “Tax Fees” above.

(e)(1)      Per Rule 2-01(c)(7)(A) and the charter of the Registrant’s Audit Committee, the Audit Committee approves and recommends the principal accountant for the Registrant, pre-approves (i) the principal accountant’s provision of all audit and permissible non-audit services to the Registrant (including the fees and other compensation to be paid to the principal accountant), and (ii) the principal accountant’s provision of any permissible non-audit services to the Registrant’s investment adviser (the “Adviser”), sub-adviser or any entity controlling, controlled by, or under common control with any investment adviser or sub-adviser, if the engagement relates directly to the operations of the financial reporting of the Trust.

(e)(2)      100% of services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)            Not applicable.

(g)           Disclose the aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the fiscal year ended September 30, 2023 and September 30, 2024 were $42,000 and $67,990, respectively.

(h)           Not applicable.

(i)            Not applicable.

(j)            Not applicable.

Item 5. Audit Committee of Listed Registrants.
(a)           The Registrant is an issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of such Act.  All of the Board’s independent Trustees, William A. Odell, Yury Friedman, Joseph A. Ciprari and John C. Salter, are members of the Audit Committee.
(b)           Not applicable.

Item 6. Investments

(a)   The Registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b)   Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)   Copy of the most recent financial statements:

(b)   Included as part of the financial statements filed under Item 7(a) of this Form.

Annual Financial Statements
and Other Information
September 30, 2024
DoubleLine Opportunistic Bond ETF
NYSEARCA: DBND
DoubleLine Shiller CAPE® U.S. Equities ETF
NYSEARCA: CAPE
DoubleLine Commercial Real Estate ETF
NYSEARCA: DCRE
DoubleLine Mortgage ETF
NYSEARCA: DMBS
DoubleLine Commodity Strategy ETF
NYSEARCA: DCMT
DoubleLine Fortune 500 Equal Weight ETF
NYSEARCA: DFVE
DoubleLine | | 2002 North Tampa Street, Suite 200 | | Tampa, FL 33602 | | (813) 791-7333
ETFinfo@doubleline.com | | www.doubleline.com

Annual Report
|
September 30, 2024

Table of Contents
Page
President’s Letter 4
Schedules of Investments 6
Statements of Assets and Liabilities 43
Statements of Operations 44
Statements of Changes in Net Assets 45
Financial Highlights 48
Notes to Financial Statements 54
Report of Independent Registered Public Accounting Firm 76
Federal Tax Information 78
Privacy Policy 79
Form N-CSR – Items 8-11 83

President’s Letter

DoubleLine ETF Trust
(Unaudited)
September 30, 2024
Dear DoubleLine Funds Shareholder,
On behalf of the DoubleLine Funds, I am pleased to deliver the Annual Report for the 12-month period ended September 30, 2024.
On the following pages, you will find specific information regarding each Fund’s operation and holdings. In addition, we discuss each Fund’s investment performance and the main drivers of that performance during the reporting period.
Over the 12-month period, financial markets, including many of the sectors in which the DoubleLine Funds invest, faced divergent risks and fluctuating risk sentiment. The Federal Reserve cut interest rates in September by 50 basis points (bps), after holding the federal funds rate steady since the Fed’s last hike in July 2023. Inflation continued its downward trajectory over the past 12 months and fell below 2.50% in September, as measured by the Consumer Price Index, but remained above the Fed’s 2% target rate. For the period, the S&P 500® Index returned 36.33%, and the Bloomberg US Aggregate Bond Index returned 11.57%.
In January, the Fed announced that the Bank Term Funding Program (BTFP) would cease making loans as of March 11. The BTFP was created in March 2023 to head off potential contagion throughout the banking sector after regional lenders Silicon Valley Bank and Signature Bank were taken under receivership by the Federal Deposit Insurance Corp. The BTFP offered loans of up to one year in length to banks that pledged qualifying collateral such as U.S. Treasuries and Agency mortgage-backed securities (MBS), among other assets.
In early August, the market went through a bout of volatility after the Bank of Japan unexpectedly hiked interest rates at its July monetary policy meeting. The decision was likely motivated at least in part by the value of the Japanese yen, which had weakened to 160 yen to one U.S. dollar in July, a level not seen since the 1980s. The ensuing weeks brought large market movements, with the Tokyo Stock Exchange Price Index losing 12%, and the CBOE Volatility Index temporarily eclipsing 65 on August 5. Relative calm then returned to the markets as the S&P 500® and other indices returned to repeatedly setting all-time highs in September.
Economic fundamentals were largely resilient during the reporting period, and domestic growth was supported by continued
consumer spending. U.S. second quarter gross domestic product was revised higher in September, with the third estimate reporting the economy grew at a seasonally adjusted annualized rate of 3.0% quarter-over-quarter versus the second estimate of 2.8% growth released a month prior. The U-3 unemployment rate weakened during the 12-month period, finishing at 4.1%.
Furthermore, Job Openings and Labor Turnover Survey data for August showed the ratio of vacancies per unemployed job seeker to be 1.13, down meaningfully over the reporting period. But bearish signals remain. U.S. manufacturing has been in contractionary territory since March, as tracked by the ISM Manufacturing PMI, while the Conference Board Leading Economic Index remained in negative territory throughout the period.
Over the period, the two-year Treasury yield fell 140 bps, the five-year yield fell 105 bps, the 10-year yield fell 79 bps, and the 30-
year yield fell 58 bps. Traditional fixed-income sectors, including Treasuries, Agency MBS and investment grade corporate bonds, all benefited from falling interest rates along the Treasury curve. Sector returns across the fixed income universe were largely positive, with credit spreads tightening and lower-quality assets outperforming their higher-quality peers.
Global central banks largely loosened policy rates in the period, as slowing growth and the downward trajectory of inflation turned out to be a global phenomenon. The European Central Bank cut its deposit rate another 25 bps in September after a 25-bp cut in
June, and the Bank of England cut its deposit rate 25 bps at the end of July.
While the Russia-Ukraine war raged on in the 12-month period, European equities returned 19.51%, as tracked by the MSCI Europe

(Unaudited)
September 30, 2024
|
September 30, 2024

Index. In the Middle East, military conflict continued to widen in the region after the October 7 attack on Israel by Hamas. The price of oil has been volatile as the intensity of the fighting has ebbed and flowed. Over the period, the price of oil fell 24.70%, as tracked by Brent crude prices.
In China, structural issues surrounding the real estate sector and an aging population continued to overshadow hopes for a return to pre-COVID-19 growth rates. In response, the People’s Bank of China announced a stimulus package in September aimed at pulling China’s economy out of its deflationary funk. The package offers more funding and interest rate cuts to restore confidence in the world’s second largest economy after a slew of disappointing data raised concerns of a prolonged structural slowdown. This package varies from previous China stimulus packages in that it is focused on capital transfers to the financial system and provides some support, on the margin, via vouchers and social financing rather than infrastructure investment. Chinese financial assets rallied in response to the stimulus, but time will tell if the enthusiasm translates into improving economic growth.
The DoubleLine investment team strives to deliver attractive risk-adjusted returns to our investors through full economic cycles and variable interest-rate environments using a time-tested process. Therefore, we are confident in our ability to take advantage of future opportunities by drawing upon the extensive experience of our team.
If you have any questions regarding the DoubleLine Funds, please don’t hesitate to call us at 1 (877) DLINE 11 / 1 (877) 354-6311 or visit our website www.doubleline.com, where our investment management team offers deeper insights and analysis on relevant capital market activity impacting investors today. Thank you for your continued support and entrusting DoubleLine with your investments. We deeply value your trust, and we will continue to work diligently to meet your broad investment needs.
Ronald R. Redell, CFA
President
DoubleLine ETF Trust
November 1, 2024

Schedule of Investments DoubleLine Opportunistic Bond ETF
September 30, 2024

DoubleLine ETF Trust
The accompanying notes are an integral part of these financial statements.
P RINCIPAL
A MOUNT
$/S HARES
S ECURITY
D ESCRIPTION R ATE M ATURITY V ALUE $
ASSET BACKED OBLIGATIONS 9.1%
Aaset LLC ,
604,964 Series 2022-1A-A 6.00%
(a)
05/16/2047 610,302
Aaset Trust ,
429,229 Series 2021-2A-A 2.80%
(a)
01/15/2047 398,137
491,713 Series 2024-1A-A1 6.26%
(a)
05/16/2049 511,533
497,899 Series 2024-1A-B 6.90%
(a)
05/16/2049 510,111
Affirm Asset Securitization Trust ,
208,118 Series 2023-X1-A 7.11%
(a)
11/15/2028 208,971
650,000 Series 2024-X1-B 6.34%
(a)
05/15/2029 657,966
Aligned Data Centers Issuer LLC ,
600,000 Series 2023-1A-A2 6.00%
(a)
08/17/2048 612,465
AMSR Trust ,
2,100,000 Series 2023-SFR2-A 3.95%
(a)
06/17/2040 2,049,391
Avant Loans Funding Trust ,
600,000 Series 2024-REV1-B 6.17%
(a)
10/15/2033 606,283
Business Jet Securities LLC ,
500,000 Series 2024-2A-B 5.75%
(a)
09/15/2039 504,931
Carvana Auto Receivables Trust ,
617,123 Series 2023-P5-A2 5.77%
(a)
04/12/2027 619,125
Cologix Data Centers US Issuer LLC ,
750,000 Series 2021-1A-A2 3.30%
(a)
12/26/2051 711,395
Compass Datacenters Issuer II LLC ,
500,000 Series 2024-1A-B 7.00%
(a)
02/25/2049 516,206
250,000 Series 2024-2A-B2 6.00%
(a)
08/25/2049 249,929
CyrusOne Data Centers Issuer I LLC ,
500,000 Series 2023-1A-A2 4.30%
(a)
04/20/2048 484,824
DataBank Issuer ,
500,000 Series 2023-1A-A2 5.12%
(a)
02/25/2053 496,643
Diamond Resorts Owner Trust ,
104,797 Series 2021-1A-A 1.51%
(a)
11/21/2033 101,450
Dividend Solar Loans LLC ,
440,602 Series 2018-1-B 4.29%
(a)
07/20/2038 397,675
EWC Master Issuer LLC ,
488,750 Series 2022-1A-A2 5.50%
(a)
03/15/2052 479,673
ExteNet Issuer LLC ,
500,000 Series 2024-1A-B 6.15%
(a)
07/25/2054 509,138
Hilton Grand Vacations Trust ,
175,206 Series 2022-1D-C 4.69%
(a)
06/20/2034 172,956
Horizon Aircraft Finance IV Ltd. ,
500,000 Series 2024-1-A 5.38%
(a)
09/15/2049 501,824
Invitation Homes Trust ,
1,167,000 Series 2024-SFR1-D 4.25%
(a)
09/17/2041 1,099,194
Jack in the Box Funding LLC ,
237,500 Series 2022-1A-A2II 4.14%
(a)
02/26/2052 215,590
Lendbuzz Securitization Trust ,
386,631 Series 2022-1A-A 4.22%
(a)
05/17/2027 383,599
Lunar Structured Aircraft Portfolio Notes ,
761,116 Series 2021-1-A 2.64%
(a)
10/15/2046 712,669
MetroNet Infrastructure Issuer LLC ,
300,000 Series 2023-1A-A2 6.56%
(a)
04/20/2053 312,045
Mosaic Solar Loan Trust ,
523,878 Series 2018-2GS-A 4.20%
(a)
02/22/2044 494,725
Pagaya AI Debt Trust ,
21,497 Series 2022-2-A 4.97%
(a)
01/15/2030 21,486
147,670 Series 2023-3-A 7.60%
(a)
12/16/2030 148,566
749,994 Series 2023-5-B 7.63%
(a)
04/15/2031 756,196
342,426 Series 2024-1-A 6.66%
(a)
07/15/2031 348,411
Progress Residential Trust ,
2,700,000 Series 2024-SFR2-A 3.30%
(a)
04/17/2041 2,560,348
2,500,000 Series 2024-SFR4-C 3.33%
(a)
07/17/2041 2,310,814
Prosper Marketplace Issuance Trust ,
266,227 Series 2023-1A-A 7.06%
(a)
07/16/2029 267,329
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Retained Vantage Data Centers Issuer LLC ,
500,000 Series 2023-1A-B 5.75%
(a)
09/15/2048 488,515
Sabey Data Center Issuer LLC ,
650,000 Series 2024-1-A2 6.00%
(a)
04/20/2049 657,992
Santander Drive Auto Receivables Trust ,
152,443 Series 2020-4-D 1.48% 01/15/2027 151,511
SEB Funding LLC ,
498,750 Series 2021-1A-A2 4.97%
(a)
01/30/2052 489,436
SERVPRO Master Issuer LLC ,
497,500 Series 2024-1A-A2 6.17%
(a)
01/25/2054 512,392
SMB Private Education Loan Trust ,
641,968 Series 2021-A-B 2.31%
(a)
01/15/2053 613,372
Subway Funding LLC ,
300,000 Series 2024-1A-A23 6.51%
(a)
07/30/2054 312,226
400,000 Series 2024-3A-A23 5.91%
(a)
07/30/2054 401,967
Switch ABS Issuer LLC ,
500,000 Series 2024-2A-B 6.20%
(a)
06/25/2054 506,240
Textainer Marine Containers VII Ltd. ,
347,200 Series 2024-1A-A 5.25%
(a)
08/20/2049 349,830
Theorem Funding Trust ,
142,941 Series 2023-1A-A 7.58%
(a)
04/15/2029 144,544
TierPoint Issuer LLC ,
500,000 Series 2023-1A-A2 6.00%
(a)
06/25/2053 498,808
Tricon Residential Trust ,
2,000,000 Series 2024-SFR3-C 5.25%
(a)
08/17/2041 2,010,781
Upstart Securitization Trust ,
132,054 Series 2021-4-B 1.84%
(a)
09/20/2031 131,030
373,817 Series 2021-5-B 2.49%
(a)
11/20/2031 371,305
VOLT C LLC ,
255,333 Series
2021-NP10-A1 4.99%
(a)(b)
05/25/2051 252,521
228,261 Series
2021-NPL9-A1 4.99%
(a)(b)
05/25/2051 226,293
Washington Mutual WMABS Trust ,
3,535,934 Series 2007-HE2-
2A2 (CME Term
SOFR 1 Month
+ 0.33%, 0.22%
Floor) 5.41% 02/25/2037 1,131,807
Total Asset Backed Obligations
(Cost $29,893,507) 30,792,470
BANK LOANS 2.8%
1011778 B.C. Unlimited Liability Co. ,
69,650 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
1.75%) 6.60% 09/20/2030 69,066
Access CIG LLC ,
46,889 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 5.00%, 0.50%
Floor) 10.25% 08/15/2028 47,148
Acrisure LLC ,
194,811 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.25%, 0.50%
Floor) 8.21% 11/06/2030 193,289

Annual Report
|
September 30, 2024

The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Acuris Finance U.S., Inc. ,
43,466 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 4.00%, 0.50%
Floor) 8.85% 02/16/2028 43,357
ADMI Corp. ,
64,439 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.50%
Floor) 8.71% 12/23/2027 63,207
AI Aqua Merger Sub, Inc. ,
138,424 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.50%, 0.50%
Floor) 8.70% 07/31/2028 138,417
Air Canada ,
44,775 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.50%) 7.25% 03/21/2031 44,943
Alliant Holdings Intermediate LLC ,
109,175 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00%) 7.96% 09/19/2031 108,687
Allied Universal Holdco LLC ,
188,178 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.50%
Floor) 8.70% 05/12/2028 186,555
AllSpring Buyer LLC ,
168,794 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.25%, 0.50%
Floor) 8.14% 11/01/2028 168,477
Alpha Generation LLC ,
70,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
2.75%) 7.60% 09/19/2031 70,100
Alterra Mountain Co. ,
88,864 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25%) 8.50% 08/17/2028 89,178
Altice France SA ,
29,849 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
5.50%) 10.80% 08/15/2028 22,461
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Amazon Holdco, Inc. ,
80,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
2.25%) 7.30% 09/29/2031 79,850
Applied Systems, Inc. ,
10,000 Senior Secured
Second Lien Term
Loan (CME Term
SOFR 3 Month +
5.25%) 9.85% 02/23/2032 10,321
Apro LLC ,
60,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.75%) 8.87% 07/09/2031 60,281
APX Group, Inc. ,
113,475 Senior Secured
First Lien Term
Loan (US Prime
Rate + 1.75%,
0.50% Floor) 9.75% 07/07/2028 113,626
Ardonagh Group Finco Pty. Ltd. ,
46,780 Senior Secured
First Lien Term
Loan (CME Term
SOFR 6 Month +
3.75%) 8.53% 02/18/2031 46,948
Ascend Learning LLC ,
139,641 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.50%, 0.50%
Floor) 8.85% 12/11/2028 139,166
AssuredPartners, Inc. ,
109,738 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.50%, 0.50%
Floor) 8.35% 02/14/2031 109,757
Asurion LLC ,
54,584 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.25%) 9.20% 08/21/2028 53,863
AthenaHealth Group, Inc. ,
188,771 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.25%, 0.50%
Floor) 8.50% 02/15/2029 187,906
Aveanna Healthcare LLC ,
69,286 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.75%, 0.50%
Floor) 8.91% 07/17/2028 67,840

DoubleLine ETF Trust
Schedule of Investments DoubleLine Opportunistic Bond ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
September 30, 2024
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Bausch & Lomb Corp. ,
29,700 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.00%) 8.85% 09/29/2028 29,719
Bausch & Lomb, Inc. ,
163,451 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.25%, 0.50%
Floor) 8.27% 05/10/2027 163,066
BCPE Empire Holdings, Inc. ,
118,803 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 4.00%, 0.50%
Floor) 8.85% 12/11/2028 118,989
BCPE Pequod Buyer, Inc. ,
20,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
3.50%) 8.60% 09/20/2031 19,935
Boxer Parent Co., Inc. ,
160,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.75%) 9.01% 07/30/2031 159,872
40,000 Senior Secured
Second Lien Term
Loan (CME Term
SOFR 3 Month +
5.75%) 11.01% 07/30/2032 39,433
Brand Industrial Services, Inc. ,
34,738 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 4.50%, 0.50%
Floor) 9.75% 08/01/2030 33,853
Broadstreet Partners, Inc. ,
45,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
3.25%) 8.49% 06/16/2031 44,872
Brown Group Holding LLC ,
34,808 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 2.75%, 0.50%
Floor) 7.60% 07/01/2031 34,781
Camelot U.S. Acquisition LLC ,
44,171 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.75%) 7.60% 01/31/2031 44,160
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Carnival Corp. ,
13,359 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 2.75%, 0.75%
Floor) 8.00% 08/09/2027 13,413
Catalent Pharma Solutions, Inc. ,
118,465 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 2.00%, 0.50%
Floor) 7.03% 02/22/2028 118,521
Cedar Fair LP ,
39,900 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.00%) 6.85% 05/01/2031 39,890
Cengage Learning, Inc. ,
29,850 Senior Secured
First Lien Term
Loan (CME Term
SOFR 6 Month
+ 4.25%, 1.00%
Floor) 9.54% 03/24/2031 29,951
Central Parent LLC ,
190,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.25%) 7.85% 07/06/2029 188,259
CHG Healthcare Services, Inc. ,
44,887 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.50%, 0.50%
Floor) 8.46% 09/29/2028 45,008
Cloud Software Group, Inc. ,
34,913 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 4.00%, 0.50%
Floor) 8.60% 03/30/2029 34,811
ClubCorp Holdings, Inc. ,
30,643 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
5.00%) 9.87% 09/18/2026 30,727
Clydesdale Acquisition Holdings, Inc. ,
33,029 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.18%, 0.50%
Floor) 8.02% 04/13/2029 32,897
Cotiviti Corp. ,
104,475 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25%) 8.45% 05/01/2031 104,540

Annual Report
|
September 30, 2024

The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
CSC Holdings LLC ,
19,793 Senior Secured
First Lien Term
Loan (CME Term
SOFR 6 Month +
2.50%) 7.17% 04/15/2027 18,167
DCert Buyer, Inc. ,
44,430 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.00%) 9.25% 10/16/2026 43,222
Deerfield Dakota Holding LLC ,
164,143 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.75%, 1.00%
Floor) 8.35% 04/09/2027 161,034
Delta 2 (Lux) Sarl ,
15,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month
+ 2.00%, 1.00%
Floor) 6.74% 09/10/2031 15,027
DG Investment Intermediate Holdings 2, Inc. ,
69,284 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.75%
Floor) 9.11% 03/31/2028 69,219
Directv Financing LLC ,
10,366 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 5.00%, 0.75%
Floor) 9.96% 08/02/2027 10,385
Dynasty Acquisition Co., Inc. ,
23,431 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.50%) 8.35% 08/24/2028 23,475
60,768 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.50%) 8.75% 08/24/2028 60,884
EAB Global, Inc. ,
39,800 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.25%, 0.50%
Floor) 8.10% 08/16/2028 39,705
Eagle Parent Corp. ,
44,785 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 4.25%, 0.50%
Floor) 8.85% 04/02/2029 42,586
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Edelman Financial Engines Center LLC (The) ,
35,000 Senior Secured
Second Lien Term
Loan (CME Term
SOFR 1 Month +
5.25%) 10.10% 10/20/2028 34,985
Edgewater Generation LLC ,
40,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.25%) 9.10% 08/01/2030 40,400
EG Group Ltd. ,
34,825 Senior Secured
First Lien Term
Loan (TSFR1D
+ 5.50%, 0.50%
Floor) 10.72% 02/07/2028 34,854
EMRLD Borrower LP ,
40,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.50%) 7.56% 08/04/2031 39,968
Fertitta Entertainment LLC ,
133,379 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.50%
Floor) 8.85% 01/29/2029 133,161
First Advantage Holdings LLC ,
205,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
3.25%) 8.37% 09/18/2031 204,358
Fleetcor Technologies Operating Co. LLC ,
130,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
1.75%) 6.60% 04/28/2028 130,010
Focus Financial Partners LLC ,
176,088 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25%) 8.33% 09/11/2031 175,764
Frontier Communications Holdings LLC ,
70,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 6 Month +
3.50%) 8.76% 07/01/2031 70,613
Gainwell Acquisition Corp. ,
148,521 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 4.00%, 0.75%
Floor) 8.70% 10/01/2027 141,745

DoubleLine ETF Trust
Schedule of Investments DoubleLine Opportunistic Bond ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
September 30, 2024
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Garda World Security Corp. ,
84,569 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.50%) 8.60% 02/01/2029 84,664
GBT US III LLC ,
30,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.00%) 8.28% 07/28/2031 29,975
GIP Pilot Acquisition Partners LP ,
19,900 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.50%) 7.82% 10/04/2030 19,966
GoGo Intermediate Holdings LLC ,
45,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.75%
Floor) 9.11% 05/01/2028 42,544
Great Outdoors Group LLC ,
98,980 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.75%
Floor) 8.71% 03/06/2028 99,093
Grifols Worldwide Operations Ltd. ,
17,457 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.00%) 7.40% 11/15/2027 16,999
GTCR Everest Borrower LLC ,
30,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.00%) 7.60% 09/05/2031 29,686
Hamilton Projects Acquiror LLC ,
14,963 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.75%) 8.60% 05/30/2031 15,090
Harbor Freight Tools USA, Inc. ,
45,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.50%) 7.35% 06/11/2031 44,372
Hexion Holdings Corp. ,
44,695 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 4.50%, 0.50%
Floor) 9.77% 03/15/2029 44,428
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Hightower Holding LLC ,
104,738 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.50%) 8.75% 04/21/2028 104,918
Husky Injection Molding Systems Ltd. ,
104,738 Senior Secured
First Lien Term
Loan (CME Term
SOFR 6 Month +
5.00%) 10.33% 02/15/2029 104,359
Ineos U.S. Finance LLC ,
104,213 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25%) 8.17% 02/18/2030 104,287
44,888 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.75%) 8.60% 02/07/2031 44,994
Ineos U.S. Petrochem LLC ,
74,625 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.25%) 9.20% 04/02/2029 74,742
Kronos Acquisition Holdings, Inc. ,
25,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
4.00%) 9.31% 06/27/2031 23,500
LBM Acquisition LLC ,
174,563 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.75%
Floor) 8.97% 06/06/2031 171,462
LC Ahab U.S. Bidco LLC ,
50,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.50%) 8.35% 05/01/2031 50,282
Lifepoint Health, Inc. ,
139,301 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
4.75%) 10.05% 11/16/2028 139,405
Lightning Power LLC ,
60,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.25%) 8.35% 08/18/2031 60,192
Lummus Technology Holdings V LLC ,
46,342 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.50%) 8.46% 12/31/2029 46,533

Annual Report
|
September 30, 2024

The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Madison Safety & Flow LLC ,
35,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
3.25%) 8.10% 09/19/2031 35,033
Mavis Tire Express Services Topco Corp. ,
53,161 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.50%, 0.75%
Floor) 8.35% 05/04/2028 53,197
McAfee Corp. ,
44,661 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.25%, 0.50%
Floor) 8.45% 03/01/2029 44,560
Medline Borrower LP ,
50,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 2.25%, 0.50%
Floor) 7.10% 10/23/2028 49,996
Mitchell International, Inc. ,
169,595 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.25%, 0.50%
Floor) 8.10% 06/17/2031 167,312
35,000 Senior Secured
Second Lien Term
Loan (CME Term
SOFR 1 Month
+ 5.25%, 0.50%
Floor) 10.10% 06/07/2032 34,460
Motion Finco Sarl ,
89,413 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.50%) 8.10% 11/13/2029 86,161
Natgasoline LLC ,
44,756 Senior Secured
First Lien Term
Loan (CME Term
SOFR 6 Month +
3.50%) 8.95% 11/14/2025 44,532
NEP Group, Inc. ,
45,054 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.25%) 8.12% 08/19/2026 43,331
Nvent Electric plc ,
75,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
3.50%) 8.24% 09/12/2031 75,016
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Olympus Water U.S. Holding Corp. ,
104,738 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.50%, 0.50%
Floor) 8.10% 06/20/2031 104,868
OneDigital Borrower LLC ,
119,700 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.25%, 0.50%
Floor) 8.10% 06/13/2031 118,902
40,000 Senior Secured
Second Lien Term
Loan (CME Term
SOFR 1 Month
+ 5.25%, 0.50%
Floor) 10.10% 07/02/2032 39,700
Ontario Gaming GTA LP ,
29,775 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 4.25%, 0.50%
Floor) 8.89% 08/01/2030 29,784
OVG Business Services LLC ,
55,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00%) 7.85% 06/25/2031 54,794
Pacific Dental Services LLC ,
89,775 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.75%) 7.85% 03/17/2031 89,831
Parexel International, Inc. ,
108,878 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.00%, 0.50%
Floor) 7.85% 11/15/2028 109,023
Penn National Gaming, Inc. ,
127,763 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 2.75%, 0.50%
Floor) 7.70% 05/03/2029 128,203
PetSmart, Inc. ,
118,173 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.75%
Floor) 8.70% 02/11/2028 117,339

DoubleLine ETF Trust
Schedule of Investments DoubleLine Opportunistic Bond ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
September 30, 2024
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Playa Resorts Holding BV ,
59,246 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 2.75%, 0.50%
Floor) 7.60% 01/05/2029 58,938
Polaris Newco LLC ,
44,884 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 4.00%, 0.50%
Floor) 9.51% 06/02/2028 44,195
Pregis Topco LLC ,
49,352 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.00%) 8.85% 07/31/2026 49,515
Proofpoint, Inc. ,
127,605 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.00%, 0.50%
Floor) 7.85% 08/31/2028 127,689
Quikrete Holdings, Inc. ,
24,686 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.25%) 7.10% 03/19/2029 24,720
Radiology Partners, Inc. ,
44,776 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.50%) 8.88% 01/31/2029 43,918
Resideo Funding, Inc. ,
54,863 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.00%) 7.30% 06/16/2031 55,000
Restoration Hardware, Inc. ,
79,794 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 2.50%, 0.50%
Floor) 7.46% 10/20/2028 76,902
Sedgwick Claims Management Services, Inc. ,
85,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.00%) 8.25% 07/31/2031 84,939
Sotera Health Holdings LLC ,
110,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25%) 8.10% 05/30/2031 109,794
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Station Casinos LLC ,
39,800 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.25%) 7.10% 03/14/2031 39,690
StubHub Holdco Sub LLC ,
44,221 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.75%) 9.60% 03/15/2030 44,258
SWF Holdings I Corp. ,
19,633 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 4.00%, 0.75%
Floor) 8.96% 10/06/2028 16,329
Thunder Generation Funding LLC ,
85,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
3.00%) 8.01% 09/29/2031 85,000
Transdigm, Inc. ,
49,750 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.50%) 7.10% 02/28/2031 49,613
120,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.50%) 7.32% 01/19/2032 119,662
Triton Water Holdings, Inc. ,
164,152 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.25%, 0.50%
Floor) 8.31% 03/31/2028 164,053
United Airlines, Inc. ,
104,475 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.75%) 8.03% 02/22/2031 104,801
Vestis Corp. ,
29,094 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.25%) 7.37% 02/24/2031 28,962
Vizient, Inc. ,
55,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 2.00%, 0.50%
Floor) 6.85% 08/01/2031 55,165

Annual Report
|
September 30, 2024

The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Wand Newco 3, Inc. ,
64,838 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.25%) 7.85% 01/30/2031 64,838
WaterBridge Midstream Operating LLC ,
20,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
4.75%) 9.39% 06/21/2029 19,364
Westjet Loyalty LP ,
79,600 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.75%) 9.08% 02/14/2031 78,887
White Cap Supply Holdings LLC ,
45,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25%) 8.10% 10/19/2029 44,727
Zayo Group Holdings, Inc. ,
25,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00%) 7.96% 03/09/2027 22,909
Total Bank Loans
(Cost $9,304,300) 9,322,103
COLLATERALIZED LOAN OBLIGATIONS 4.6%
37 Capital CLO 4 Ltd. ,
500,000 Series 2023-2A-B
(CME Term SOFR
3 Month + 2.75%,
2.75% Floor) 8.05%
(a)
01/15/2034 501,848
AIMCO CLO 21 Ltd. ,
500,000 Series 2024-21A-D1
(CME Term SOFR
3 Month + 3.15%,
3.15% Floor) 8.48%
(a)
04/18/2037 505,232
Arbor Realty Commercial Real Estate Notes Ltd. ,
129,819 Series 2021-FL3-A
(CME Term SOFR
1 Month + 1.18%,
1.18% Floor) 6.28%
(a)
08/15/2034 129,680
AREIT Ltd. ,
200,000 Series 2024-CRE9-B
(CME Term SOFR
1 Month + 2.54%,
2.54% Floor) 7.62%
(a)
05/17/2041 200,369
Bain Capital Credit CLO Ltd. ,
500,000 Series 2023-4A-C
(CME Term SOFR
3 Month + 2.90%,
2.90% Floor) 8.18%
(a)
10/21/2036 509,792
BDS LLC ,
280,000
Series 2022-FL11-B
(CME Term SOFR
1 Month + 2.35%,
2.35% Floor) 7.31%
(a)
03/19/2039 281,657
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
BRSP Ltd. ,
200,745 Series 2021-FL1-A
(CME Term SOFR
1 Month + 1.26%,
1.15% Floor) 6.23%
(a)
08/19/2038 200,090
BSPRT Issuer Ltd. ,
270,000 Series 2023-FL10-B
(CME Term SOFR
1 Month + 3.27%,
3.27% Floor) 8.36%
(a)
09/15/2035 272,729
Captree Park CLO Ltd. ,
500,000 Series 2024-1A-D
(CME Term SOFR
3 Month + 3.25%,
3.25% Floor) 8.58%
(a)
07/20/2037 505,835
CBAM Ltd. ,
500,000 Series 2017-2A-BR
(CME Term SOFR
3 Month + 2.11%,
1.85% Floor) 7.40%
(a)
07/17/2034 500,862
Eaton Vance CLO Ltd. ,
500,000 Series
2013-1A-A23R
(CME Term SOFR
3 Month + 1.81%,
1.55% Floor) 7.11%
(a)
01/15/2034 500,584
Elmwood CLO 28 Ltd. ,
500,000 Series 2024-4A-D
(CME Term SOFR
3 Month + 3.30%,
3.30% Floor) 8.64%
(a)
04/17/2037 506,025
Elmwood CLO XII Ltd. ,
500,000 Series 2021-5A-D1R
(CME Term SOFR
3 Month + 3.10%,
3.10% Floor) 7.67%
(a)
10/15/2037 500,000
Empower CLO Ltd. ,
500,000 Series 2023-2A-B
(CME Term SOFR
3 Month + 2.75%,
2.75% Floor) 8.05%
(a)
07/15/2036 506,954
Greystone CRE Notes Ltd. ,
284,237 Series 2021-FL3-A
(CME Term SOFR
1 Month + 1.13%,
1.02% Floor) 6.23%
(a)
07/15/2039 283,796
240,000 Series 2021-FL3-B
(CME Term SOFR
1 Month + 1.76%,
1.65% Floor) 6.86%
(a)
07/15/2039 239,163
KREF Ltd. ,
210,000 Series 2021-FL2-AS
(CME Term SOFR
1 Month + 1.41%,
1.30% Floor) 6.50%
(a)
02/15/2039 205,500
LoanCore Issuer Ltd. ,
151,200 Series 2021-CRE5-A
(CME Term SOFR
1 Month + 1.41%,
1.41% Floor) 6.51%
(a)
07/15/2036 150,653
Marble Point CLO XI Ltd. ,
500,000 Series 2017-2A-B
(CME Term SOFR
3 Month + 1.76%,
1.50% Floor) 7.04%
(a)
12/18/2030 501,794

DoubleLine ETF Trust
Schedule of Investments DoubleLine Opportunistic Bond ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
September 30, 2024
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
MF1 Multifamily Housing Mortgage Loan Trust ,
126,278 Series 2021-FL7-A
(CME Term SOFR
1 Month + 1.19%,
1.08% Floor) 6.21%
(a)
10/16/2036 125,840
260,000 Series 2024-FL14-
AS (CME Term
SOFR 1 Month
+ 2.24%, 2.24%
Floor) 7.20%
(a)
03/19/2039 260,908
280,000 Series 2024-FL15-A
(CME Term SOFR
1 Month + 1.69%,
1.69% Floor) 6.70%
(a)
08/18/2041 280,534
Midocean Credit CLO IX ,
500,000 Series 2018-9A-D
(CME Term SOFR
3 Month + 3.56%,
3.30% Floor) 8.84%
(a)
07/20/2031 501,645
Octagon Investment Partners 45 Ltd. ,
500,000 Series 2019-1A-BR
(CME Term SOFR
3 Month + 1.85%,
1.85% Floor) 7.15%
(a)
04/15/2035 500,873
Park Avenue Institutional Advisers CLO Ltd. ,
500,000 Series 2018-1A-BR
(CME Term SOFR
3 Month + 2.36%,
2.10% Floor) 7.64%
(a)
10/20/2031 500,578
Race Point IX CLO Ltd. ,
1,000,000 Series 2015-9A-BR
(CME Term SOFR
3 Month + 2.41%,
0.26% Floor) 7.71%
(a)
10/15/2030 1,001,091
Sound Point CLO XXXI Ltd. ,
500,000 Series 2021-3A-D
(CME Term SOFR
3 Month + 3.51%,
3.25% Floor) 8.80%
(a)
10/25/2034 489,762
Steele Creek CLO Ltd. ,
441,040 Series 2017-1A-A
(CME Term SOFR
3 Month + 1.51%) 6.81%
(a)
10/15/2030 441,739
STWD Ltd. ,
42,317 Series 2019-FL1-AS
(CME Term SOFR
1 Month + 1.51%,
1.51% Floor) 6.61%
(a)
07/15/2038 41,998
126,283 Series 2021-FL2-A
(CME Term SOFR
1 Month + 1.31%,
1.20% Floor) 6.33%
(a)
04/18/2038 124,876
TRTX Issuer Ltd. ,
137,046 Series 2021-FL4-A
(CME Term SOFR
1 Month + 1.31%,
1.20% Floor) 6.40%
(a)
03/15/2038 136,676
Venture XXVI CLO Ltd. ,
500,000 Series 2017-26A-BR
(CME Term SOFR
3 Month + 1.96%,
1.70% Floor) 7.24%
(a)
01/20/2029 500,748
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Vibrant CLO IV-R Ltd. ,
500,000 Series 2024-4RA-D1
(CME Term SOFR
3 Month + 3.75%,
3.75% Floor) 0.00%
(a)
10/20/2037 500,000
Voya CLO Ltd. ,
1,000,000 Series 2013-1A-BR
(CME Term SOFR
3 Month + 2.16%) 7.46%
(a)
10/15/2030 1,003,050
500,000 Series 2014-4A-CR2
(CME Term SOFR
3 Month + 3.61%) 8.91%
(a)
07/14/2031 503,591
Wellfleet CLO Ltd. ,
500,000 Series 2017-3A-A2
(CME Term SOFR
3 Month + 1.76%,
1.50% Floor) 7.05%
(a)
01/17/2031 501,951
Wind River CLO Ltd. ,
1,000,000 Series 2021-1A-D1R
(CME Term SOFR
3 Month + 3.95%,
3.95% Floor) 9.17%
(a)
07/20/2037 1,019,507
Total Collateralized Loan Obligations
(Cost $15,147,731) 15,437,930
FOREIGN CORPORATE BONDS 6.6%
AUSTRALIA 0.2%
195,000 Glencore Funding
LLC 1.63%
(a)
04/27/2026 187,204
354,000 Glencore Funding
LLC 5.37%
(a)
04/04/2029 366,127
553,331
BERMUDA 0.1%
417,000 Triton Container
International Ltd. 3.25% 03/15/2032 360,722
BRAZIL 0.8%
236,198 Acu Petroleo
Luxembourg Sarl 7.50% 01/13/2032 237,283
200,000 Banco do Brasil
SA (US Treasury
Yield Curve Rate
T Note Constant
Maturity 10 Year
+ 4.40%) 8.75%
(c)
10/15/2024 203,259
200,000 Banco do Estado
do Rio Grande
do Sul SA (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
4.93%) 5.38% 01/28/2031 196,581
200,000 Braskem
Netherlands
Finance BV (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
8.22%) 8.50% 01/23/2081 200,343
250,000 Cosan Overseas
Ltd. 8.25%
(c)
11/05/2024 256,640
200,000 CSN Resources SA 5.88% 04/08/2032 170,561
331,260 Guara Norte Sarl 5.20% 06/15/2034 315,767

Annual Report
|
September 30, 2024

The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
200,000 LD Celulose
International
GmbH 7.95%
(a)
01/26/2032 205,375
200,000 Movida Europe SA 7.85%
(a)
04/11/2029 192,705
157,660 MV24 Capital BV 6.75% 06/01/2034 154,276
200,000 NBM US Holdings,
Inc. 7.00% 05/14/2026 201,447
297,830 Prumo
Participacoes e
Investimentos
S/A 7.50% 12/31/2031 299,299
400,000 Simpar Europe SA 5.20% 01/26/2031 332,246
173,000 Vale Overseas Ltd. 6.40% 06/28/2054 182,416
3,148,198
CANADA 0.3%
330,000 Bank of Montreal
(5 Year Swap
Rate USD +
1.43%) 3.80% 12/15/2032 320,749
91,000 Bombardier, Inc. 7.88%
(a)
04/15/2027 91,312
75,000 Bombardier, Inc. 8.75%
(a)
11/15/2030 82,449
25,000 Bombardier, Inc. 7.00%
(a)
06/01/2032 26,180
30,000 Garda World
Security Corp. 4.63%
(a)
02/15/2027 29,482
35,000 Garda World
Security Corp. 6.00%
(a)
06/01/2029 33,622
80,000 Garda World
Security Corp. 8.25%
(a)
08/01/2032 81,955
140,000 Husky Injection
Molding Systems
Ltd. 9.00%
(a)
02/15/2029 146,267
70,000 Kronos Acquisition
Holdings, Inc. 8.25%
(a)
06/30/2031 70,352
65,000 South Bow USA
Infrastructure
Holdings LLC 4.91%
(a)
09/01/2027 65,514
947,882
CAYMAN ISLANDS 0.1%
345,000 Global Aircraft
Leasing Co. Ltd. 8.75%
(a)
09/01/2027 350,521
CHILE 0.3%
200,000 Banco del Estado
de Chile (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
3.23%) 7.95%
(a)(c)
05/02/2029 214,951
400,000 CAP SA 3.90% 04/27/2031 329,000
197,619 Chile Electricity PEC
SpA 0.00% 01/25/2028 163,036
235,360 GNL Quintero SA 4.63% 07/31/2029 234,362
941,349
COLOMBIA 0.5%
191,666 AL Candelaria
Spain SA 7.50% 12/15/2028 190,202
250,000 AL Candelaria
Spain SA 5.75% 06/15/2033 204,787
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
200,000 Bancolombia SA
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.94%) 4.63% 12/18/2029 198,096
200,000 Bancolombia SA
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
4.32%) 8.63% 12/24/2034 214,854
200,000 Canacol Energy Ltd. 5.75% 11/24/2028 105,957
200,000 Empresas Publicas
de Medellin ESP 4.25% 07/18/2029 183,110
171,860 Fideicomiso PA
Pacifico Tres 8.25% 01/15/2035 172,290
200,000 Termocandelaria
Power SA 7.75%
(a)
09/17/2031 205,009
200,000 Transportadora de
Gas Internacional
SA ESP 5.55% 11/01/2028 201,905
1,676,210
DOMINICAN REPUBLIC 0.1%
200,000 Aeropuertos
Dominicanos
Siglo XXI SA 7.00%
(a)
06/30/2034 209,626
GUATEMALA 0.3%
350,000 Banco Industrial
SA (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
4.44%) 4.88% 01/29/2031 345,408
200,000 Energuate Trust 5.88% 05/03/2027 197,191
180,000 Millicom
International
Cellular SA 6.63% 10/15/2026 180,166
180,000 Millicom
International
Cellular SA 6.25% 03/25/2029 179,182
901,947
INDIA 0.5%
172,000 Adani International
Container
Terminal Pvt. Ltd. 3.00% 02/16/2031 152,590
400,000 Adani Ports &
Special Economic
Zone Ltd. 4.20% 08/04/2027 386,610
151,000 Adani Transmission
Step-One Ltd. 4.25% 05/21/2036 132,870
456,000 JSW Hydro Energy
Ltd. 4.13% 05/18/2031 416,786
200,000 JSW Infrastructure
Ltd. 4.95% 01/21/2029 194,774
400,000 Network i2i Ltd.
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
4.27%) 5.65%
(c)
01/15/2025 401,102
200,000 UPL Corp. Ltd. 4.50% 03/08/2028 181,640
1,866,372

DoubleLine ETF Trust
Schedule of Investments DoubleLine Opportunistic Bond ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
September 30, 2024
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
INDONESIA 0.5%
250,000 Adaro Indonesia PT 4.25% 10/31/2024 249,439
200,000 Bank Negara
Indonesia
Persero Tbk. PT 3.75% 03/30/2026 195,228
200,000 Freeport Indonesia
PT 4.76% 04/14/2027 201,651
400,000 Indonesia Asahan
Aluminium PT 4.75% 05/15/2025 399,285
200,000 Medco Laurel Tree
Pte. Ltd. 6.95% 11/12/2028 200,211
200,000 Medco Oak Tree
Pte. Ltd. 7.38% 05/14/2026 203,202
300,000 Pertamina Persero
PT 1.40% 02/09/2026 287,522
1,736,538
IRELAND 0.2%
530,000 Avolon Holdings
Funding Ltd. 5.75%
(a)
03/01/2029 546,541
140,000 GGAM Finance Ltd. 6.88%
(a)
04/15/2029 145,989
692,530
KUWAIT 0.1%
200,000 MEGlobal Canada
ULC 5.00% 05/18/2025 199,919
LUXEMBOURG 0.1%
169,000 ArcelorMittal SA 6.00% 06/17/2034 179,445
MEXICO 0.7%
250,000 Banco Inbursa SA
Institucion De
Banca Multiple
Grupo Financiero
Inbursa 4.38% 04/11/2027 245,945
200,000 Banco Mercantil
del Norte SA (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
4.64%) 5.88%
(c)
01/24/2027 196,664
200,000 Banco Nacional
de Comercio
Exterior SNC (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
2.00%) 2.72% 08/11/2031 183,224
200,000 BBVA Bancomer
SA (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.65%) 5.13% 01/18/2033 190,382
200,000 Buffalo Energy
Mexico Holdings 7.88%
(a)
02/15/2039 213,317
234,300 Cometa Energia SA
de CV 6.38% 04/24/2035 237,966
200,000 Comision Federal
de Electricidad 3.35% 02/09/2031 172,976
200,000 Comision Federal
de Electricidad 6.45%
(a)
01/24/2035 199,449
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
200,000 FIEMEX Energia -
Banco Actinver
SA Institucion de
Banca Multiple 7.25%
(a)
01/31/2041 208,890
200,000 KUO SAB de CV 5.75% 07/07/2027 196,717
362,904 Mexico Generadora
de Energia S de rl 5.50% 12/06/2032 362,694
100,000 Petroleos
Mexicanos 6.75% 09/21/2047 71,717
50,000 Southern Copper
Corp. 3.88% 04/23/2025 49,653
350,671 Tierra Mojada
Luxembourg II
Sarl 5.75% 12/01/2040 333,309
2,862,903
PANAMA 0.1%
250,000 Banco Nacional de
Panama 2.50% 08/11/2030 207,784
PARAGUAY 0.3%
150,000 Banco Continental
SAECA 2.75% 12/10/2025 145,472
253,472 Bioceanico
Sovereign
Certificate Ltd. 0.00% 06/05/2034 199,626
200,000 Frigorifico
Concepcion SA 7.70% 07/21/2028 139,862
500,000 Rutas 2 & 7 Finance
Ltd. 0.00% 09/30/2036 362,425
847,385
PERU 0.7%
131,000 Banco de Credito
del Peru S.A. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
3.00%) 3.13%
(a)
07/01/2030 128,055
250,000 Banco de Credito
del Peru SA (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
3.00%) 3.13% 07/01/2030 244,379
150,000 Banco de Credito
del Peru SA (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
2.45%) 3.25% 09/30/2031 142,358
200,000 Banco
Internacional
del Peru SAA
Interbank (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
3.71%) 4.00% 07/08/2030 196,876
400,000 Cia de Minas
Buenaventura
SAA 5.50% 07/23/2026 395,006
300,000 InRetail Consumer 3.25% 03/22/2028 281,616

Annual Report
|
September 30, 2024

The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
150,000 InRetail Shopping
Malls 5.75% 04/03/2028 151,170
200,000 Intercorp Financial
Services, Inc. 4.13% 10/19/2027 193,414
168,585 Lima Metro Line 2
Finance Ltd. 5.88% 07/05/2034 171,388
250,422 Lima Metro Line 2
Finance Ltd. 4.35% 04/05/2036 234,863
209,000 Orazul Energy Peru
SA 5.63% 04/28/2027 205,818
200,000 Petroleos del Peru
SA 5.63% 06/19/2047 137,165
360,000 Transportadora de
Gas del Peru SA 4.25% 04/30/2028 354,156
2,836,264
SINGAPORE 0.3%
300,000 DBS Group
Holdings Ltd. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
1.10%) 1.82% 03/10/2031 288,485
400,000 Oversea-Chinese
Banking Corp.
Ltd. (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
1.58%) 1.83% 09/10/2030 388,610
400,000 United Overseas
Bank Ltd. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
1.23%) 2.00% 10/14/2031 379,102
1,056,197
SOUTH AFRICA 0.1%
200,000 Sasol Financing
USA LLC 4.38% 09/18/2026 194,421
UNITED KINGDOM 0.2%
272,000 BAT Capital Corp. 4.54% 08/15/2047 229,901
234,000 Macquarie
Airfinance
Holdings Ltd. 5.15%
(a)
03/17/2030 234,707
50,000 Macquarie
Airfinance
Holdings Ltd. 6.50%
(a)
03/26/2031 52,811
517,419
VIETNAM 0.1%
210,820 Mong Duong
Finance Holdings
BV 5.13% 05/07/2029 204,739
Total Foreign Corporate Bonds
(Cost $21,750,014) 22,491,702
FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN
GOVERNMENT SPONSORED CORPORATIONS 0.3%
COLOMBIA 0.1%
250,000 Republic of
Colombia 3.88% 04/25/2027 241,515
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
GUATEMALA 0.0%
(d)
200,000 Republic of
Guatemala 4.38% 06/05/2027 195,655
200,000 Republic of
Guatemala 4.88% 02/13/2028 197,520
393,175
PANAMA 0.1%
200,000 Republic of Panama 3.88% 03/17/2028 193,327
PARAGUAY 0.1%
200,000 Republic of
Paraguay 4.70% 03/27/2027 199,900
Total Foreign Government Bonds, Foreign
Agencies and Foreign Government
Sponsored Corporations
(Cost $1,011,450) 1,027,917
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS 5.1%
BANK ,
300,000 Series 2018-BN11-C 4.52%
(e)
03/15/2061 276,985
200,000 Series
2018-BN14-A3 3.97% 09/15/2060 197,083
160,000 Series
2019-BN23-A3 2.92% 12/15/2052 147,936
220,000 Series
2021-BN32-A4 2.35% 04/15/2054 195,903
300,000 Series
2021-BN38-A5 2.52% 12/15/2064 261,151
307,000 Series
2022-BNK43-C 5.40%
(e)
08/15/2055 274,844
6,001,866 Series
2023-BNK46-XA 0.75%
(e)(f)
08/15/2056 234,587
Bank of America Merrill Lynch Commercial Mortgage Trust ,
266,000 Series 2016-UB10-C 4.98%
(e)
07/15/2049 255,117
197,912 Series
2017-BNK3-A3 3.31% 02/15/2050 193,081
BANK5 ,
11,916,467 Series
2023-5YR1-XA 0.48%
(e)(f)
04/15/2056 110,394
302,000 Series
2024-5YR9-A3 5.61% 08/15/2057 315,365
BBCMS Mortgage Trust ,
300,000 Series
2021-C11-ASB 2.11% 09/15/2054 275,946
300,000 Series 2021-C12-A5 2.69% 11/15/2054 266,910
180,000 Series 2021-C12-AS 2.90% 11/15/2054 156,470
250,000 Series 2021-C9-A5 2.30% 02/15/2054 220,015
100,000 Series 2022-C16-A5 4.60%
(e)
06/15/2055 100,240
200,000 Series 2022-C17-A5 4.44% 09/15/2055 197,695
250,000 Series 2023-C19-A5 5.45% 04/15/2056 263,682
314,000 Series
2024-5C29-A3 5.21% 09/15/2057 323,067
Benchmark Mortgage Trust ,
6,980,247 Series 2018-B2-XA 0.59%
(e)(f)
02/15/2051 80,041
350,000 Series 2019-B13-A3 2.70% 08/15/2057 322,942
150,000 Series
2019-B14-ASB 2.96% 12/15/2062 145,246
310,000 Series 2019-B15-A4 2.67% 12/15/2072 282,396
250,000 Series 2021-B31-A5 2.67% 12/15/2054 221,241
250,000 Series 2022-B35-C 4.59%
(e)
05/15/2055 198,627
305,000 Series 2022-B37-C 5.94%
(e)
11/15/2055 278,293
200,000 Series 2023-B38-A4 5.52% 04/15/2056 212,996
7,094,594 Series 2023-V3-XA 1.05%
(e)(f)
07/15/2056 192,782
320,000 Series 2024-V10-A3 5.28% 10/15/2029 329,845
274,000 Series 2024-V8-A2 5.71% 07/15/2057 287,118

DoubleLine ETF Trust
Schedule of Investments DoubleLine Opportunistic Bond ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
September 30, 2024
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
300,000 Series 2024-V9-A3 5.60% 08/15/2057 311,666
BMO Mortgage Trust ,
225,000 Series 2024-5C3-AS 6.29%
(e)
02/15/2057 237,534
309,000 Series 2024-5C6-A3 5.32% 09/15/2057 318,479
BPR Trust ,
251,000 Series 2021-TY-A
(CME Term SOFR
1 Month + 1.16%,
1.05% Floor) 6.26%
(a)
09/15/2038 248,992
Cantor Commercial Real Estate Lending ,
500,000 Series 2019-CF1-C 4.35%
(e)
05/15/2052 385,527
CFCRE Commercial Mortgage Trust ,
184,634 Series 2016-C6-A2 2.95% 11/10/2049 180,236
Citigroup Commercial Mortgage Trust ,
250,000 Series 2015-GC27-C 4.55%
(e)
02/10/2048 239,463
311,815 Series 2017-P7-A3 3.44% 04/14/2050 303,953
300,000 Series 2018-B2-A3 3.74% 03/10/2051 294,566
272,432 Series 2018-C5-A3 3.96% 06/10/2051 267,099
100,000 Series
2022-GC48-A5 4.74%
(e)
05/15/2054 99,969
Commercial Mortgage Trust ,
205,000 Series 2016-DC2-C 4.81%
(e)
02/10/2049 198,177
CSMC Trust ,
273,000 Series 2021-B33-A2 3.17%
(a)
10/10/2043 242,481
DBJPM Mortgage Trust ,
290,000 Series 2016-C1-B 4.20%
(e)
05/10/2049 268,255
250,000 Series 2020-C9-ASB 1.88% 08/15/2053 231,431
Del Amo Fashion Center Trust ,
250,000 Series 2017-AMO-C 3.76%
(a)(e)
06/05/2035 229,174
FIVE Mortgage Trust ,
250,000 Series 2023-V1-D 6.51%
(a)(e)
02/10/2056 237,957
GS Mortgage Securities Corp. Trust ,
250,000 Series 2023-SHIP-A 4.47%
(a)(e)
09/10/2038 248,078
GS Mortgage Securities Trust ,
9,336,021 Series 2017-GS7-XA 1.22%
(e)(f)
08/10/2050 215,927
250,000 Series
2019-GC42-A3 2.75% 09/10/2052 230,380
250,000 Series 2019-GSA1-C 3.93%
(e)
11/10/2052 216,337
HTL Commercial Mortgage Trust ,
250,000 Series 2024-T53-A 6.07%
(a)(e)
05/10/2039 255,726
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
292,884 Series 2022-NLP-A
(CME Term SOFR
1 Month + 0.60%,
0.60% Floor) 5.69%
(a)
04/15/2037 285,158
JPMCC Commercial Mortgage Securities Trust ,
7,979,281 Series 2017-JP6-XA 1.16%
(e)(f)
07/15/2050 147,667
LSTAR Commercial Mortgage Trust ,
250,000 Series 2015-3-D 3.27%
(a)(e)
04/20/2048 244,351
MF1 Multifamily Housing Mortgage Loan Trust ,
300,000 Series 2021-FL5-AS
(CME Term SOFR
1 Month + 1.31%,
1.31% Floor) 6.40%
(a)
07/15/2036 299,526
Morgan Stanley Bank of America Merrill Lynch Trust ,
250,000 Series 2016-C31-C 4.40%
(e)
11/15/2049 215,676
Morgan Stanley Capital I Trust ,
283,000 Series 2018-L1-C 4.94%
(e)
10/15/2051 265,249
MSWF Commercial Mortgage Trust ,
212,930 Series 2023-2-A1 5.96% 12/15/2056 217,568
NJ Trust ,
250,000 Series 2023-GSP-A 6.70%
(a)(e)
01/06/2029 265,490
UBS Commercial Mortgage Trust ,
273,308
Series 2017-C4-A3 3.30% 10/15/2050 262,358
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
200,000 Series 2018-C8-C 4.84%
(e)
02/15/2051 177,334
Wells Fargo Commercial Mortgage Trust ,
150,731 Series 2015-C27-A4 3.19% 02/15/2048 149,906
250,000 Series
2015-LC22-A4 3.84% 09/15/2058 247,223
306,000 Series 2017-C41-B 4.19%
(e)
11/15/2050 291,794
320,000 Series 2018-C45-C 4.73% 06/15/2051 301,482
391,688 Series 2019-C50-A4 3.47% 05/15/2052 376,576
250,000 Series 2019-C50-C 4.35% 05/15/2052 224,665
210,000 Series 2020-C57-A4 2.12% 08/15/2053 185,109
270,000 Series 2020-C58-A3 1.81% 07/15/2053 237,442
246,000 Series 2021-C60-A3 2.06% 08/15/2054 216,036
250,000 Series 2024-C63-C 6.12%
(e)
08/15/2057 253,838
WFRBS Commercial Mortgage Trust ,
399,709 Series 2014-C21-XA 0.70%
(e)(f)
08/15/2047 5
Total Non-Agency Commercial Mortgage
Backed Obligations
(Cost $16,601,598) 17,143,858
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS 9.1%
BRAVO Residential Funding Trust ,
1,117,729 Series
2023-NQM3-A1 4.85%
(a)(b)
09/25/2062 1,113,581
1,603,630 Series
2023-NQM5-A1 6.50%
(a)(b)
06/25/2063 1,628,489
Citigroup Mortgage Loan Trust ,
470,743 Series
2007-AR8-2A1A 5.24%
(e)
07/25/2037 417,789
COLT Mortgage Loan Trust ,
1,000,000 Series 2024-5-A2 5.38%
(a)(b)
08/25/2069 1,009,072
Connecticut Avenue Securities Trust ,
500,000 Series 2022-R01-
1M2 (SOFR 30
Day Average +
1.90%) 7.18%
(a)
12/25/2041 506,434
1,406,367 Series 2024-R03-
2M1 (SOFR 30
Day Average +
1.15%) 6.41%
(a)
03/25/2044 1,407,541
Cross Mortgage Trust ,
1,000,000 Series 2024-H1-M1 7.07%
(a)(e)
12/25/2068 1,030,625
CyrusOne Data Centers Issuer I LLC ,
500,000 Series 2024-2A-A2 4.50%
(a)
05/20/2049 487,269
Deephaven Residential Mortgage Trust ,
868,252 Series 2022-2-A1 4.30%
(a)(e)
03/25/2067 850,077
FHLMC STACR REMIC Trust ,
500,000 Series 2022-DNA2-
M1B (SOFR 30
Day Average +
2.40%) 7.68%
(a)
02/25/2042 512,004
HOMES Trust ,
829,202 Series
2023-NQM1-A1 6.18%
(a)(b)
01/25/2068 835,600
Legacy Mortgage Asset Trust ,
390,408 Series 2021-GS2-A1 4.75%
(a)(b)
04/25/2061 393,480
New Residential Mortgage Loan Trust ,
816,636 Series
2019-RPL2-A1 3.25%
(a)(e)
02/25/2059 791,750
889,273 Series
2024-NQM1-A1 6.13%
(a)(b)
03/25/2064 904,063
OBX Trust ,
1,424,492 Series
2023-NQM10-A1 6.46%
(a)(b)
10/25/2063 1,448,772
810,470 Series
2023-NQM2-A1 6.32%
(a)(b)
01/25/2062 819,258

Annual Report
|
September 30, 2024

The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
768,825 Series
2023-NQM3-A3 6.76%
(a)(b)
02/25/2063 777,430
1,392,811 Series
2024-NQM6-A1 6.45%
(a)(b)
02/25/2064 1,424,785
PRPM LLC ,
1,471,303 Series 2024-4-A1 6.41%
(a)(b)
08/25/2029 1,490,192
RFMSI Trust ,
1,290,865 Series 2006-S4-A7 6.00% 04/25/2036 1,039,375
Structured Asset Mortgage Investments II Trust ,
1,165,601 Series 2007-AR3-
1A3 (CME Term
SOFR 1 Month
+ 0.53%, 0.42%
Floor) 5.39% 09/25/2047 1,002,681
Towd Point Mortgage Trust ,
1,569,522 Series 2018-5-A1 3.25%
(a)(e)
07/25/2058 1,511,376
2,132,805 Series 2020-2-A1A 1.64%
(a)(e)
04/25/2060 1,948,447
214,293 Series 2020-3-A1 3.09%
(a)(e)
02/25/2063 207,008
913,264 Series 2022-1-A1 3.75%
(a)(e)
07/25/2062 873,742
Verus Securitization Trust ,
461,635 Series 2021-8-A1 1.82%
(a)(e)
11/25/2066 421,844
1,081,642 Series 2023-4-A1 5.81%
(a)(b)
05/25/2068 1,089,466
762,265 Series
2023-INV1-A3 6.76%
(a)(b)
02/25/2068 770,538
2,238,119 Series
2023-INV3-A1 6.88%
(a)(e)
11/25/2068 2,295,327
1,124,445 Series 2024-1-A1 5.71%
(a)(b)
01/25/2069 1,135,134
WaMu Mortgage-Backed Pass-Through Certificates Trust ,
395,321 Series
2006-AR16-2A1 4.32%
(e)
12/25/2036 347,943
Wells Fargo Mortgage-Backed Securities Trust ,
277,939 Series
2006-AR14-2A1 7.40%
(e)
10/25/2036 250,416
Total Non-Agency Residential Collateralized
Mortgage Obligations
(Cost $30,267,978) 30,741,508
US CORPORATE BONDS 14.9%
70,000 AAR Escrow Issuer
LLC 6.75%
(a)
03/15/2029 72,862
340,000 AbbVie, Inc. 4.70% 05/14/2045 329,224
115,000 Academy Ltd. 6.00%
(a)
11/15/2027 115,396
60,000 AdaptHealth LLC 5.13%
(a)
03/01/2030 56,210
155,000 Advanced Drainage
Systems, Inc. 6.38%
(a)
06/15/2030 158,478
90,000 AEP Texas, Inc. 5.45% 05/15/2029 93,914
130,000 AEP Transmission
Co. LLC 5.40% 03/15/2053 134,888
160,000 Aethon United
BR LP 7.50%
(a)
10/01/2029 162,234
173,000 AGCO Corp. 5.80% 03/21/2034 180,984
215,000 Agree LP 5.63% 06/15/2034 225,030
663,000 Alexandria Real
Estate Equities,
Inc. 3.00% 05/18/2051 443,130
95,000 Alliant Holdings
Intermediate LLC 6.75%
(a)
10/15/2027 94,720
90,000 Alliant Holdings
Intermediate LLC 6.50%
(a)
10/01/2031 91,056
70,000 Allied Universal
Holdco LLC 9.75%
(a)
07/15/2027 70,217
155,000 Allied Universal
Holdco LLC 7.88%
(a)
02/15/2031 158,464
85,000 Amentum Escrow
Corp. 7.25%
(a)
08/01/2032 88,787
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
195,000 American Airlines,
Inc. 7.25%
(a)
02/15/2028 199,781
110,000 American Airlines,
Inc. 8.50%
(a)
05/15/2029 116,780
250,000 American Homes 4
Rent LP 5.50% 02/01/2034 258,324
155,000 American National
Group, Inc. 5.75% 10/01/2029 156,002
349,000 Amgen, Inc. 5.75% 03/02/2063 368,672
110,000 Anywhere Real
Estate Group LLC 7.00%
(a)
04/15/2030 102,290
145,000 Archrock Partners
LP 6.63%
(a)
09/01/2032 148,798
275,000 Ares Capital Corp. 5.95% 07/15/2029 282,416
145,000 Arizona Public
Service Co. 5.70% 08/15/2034 153,157
262,000 Arrow Electronics,
Inc. 5.88% 04/10/2034 271,850
220,000 AssuredPartners,
Inc. 5.63%
(a)
01/15/2029 211,987
585,000 AT&T, Inc. 3.50% 09/15/2053 430,130
135,000 AthenaHealth
Group, Inc. 6.50%
(a)
02/15/2030 129,786
266,000 Athene Global
Funding 5.35%
(a)
07/09/2027 271,732
345,000 Athene Holding Ltd. 6.25% 04/01/2054 368,106
130,000 Atlassian Corp. 5.25% 05/15/2029 134,471
236,000 Aviation Capital
Group LLC 5.38%
(a)
07/15/2029 241,194
30,000 Avient Corp. 6.25%
(a)
11/01/2031 30,778
125,000 Bank of America
Corp. (SOFR +
1.65%) 5.47% 01/23/2035 131,498
623,000 Bank of America
Corp. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
1.20%) 2.48% 09/21/2036 525,890
290,000 Bank of New York
Mellon Corp.
(The) (SOFR +
1.23%) 5.06% 07/22/2032 300,164
180,000 Bausch + Lomb
Corp. 8.38%
(a)
10/01/2028 190,575
60,000 BCPE Empire
Holdings, Inc. 7.63%
(a)
05/01/2027 60,252
160,000 Beacon Roofing
Supply, Inc. 6.50%
(a)
08/01/2030 165,750
317,000 Black Hills Corp. 6.00% 01/15/2035 337,749
240,000 BlackRock Funding,
Inc. 5.25% 03/14/2054 248,888
355,000 BlackRock Funding,
Inc. 5.35% 01/08/2055 373,992
65,000 Blue Racer
Midstream LLC 7.25%
(a)
07/15/2032 68,266
160,000 BP Capital Markets
America, Inc. 4.89% 09/11/2033 162,860
159,000 BP Capital Markets
America, Inc. 5.23% 11/17/2034 165,605
85,000 Brand Industrial
Services, Inc. 10.38%
(a)
08/01/2030 91,129
445,000 Broadcom, Inc. 3.50%
(a)
02/15/2041 366,207

DoubleLine ETF Trust
Schedule of Investments DoubleLine Opportunistic Bond ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
September 30, 2024
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
380,000 Brown & Brown,
Inc. 2.38% 03/15/2031 329,234
195,000 Buckeye Partners
LP 6.88%
(a)
07/01/2029 199,957
155,000 Builders
FirstSource, Inc. 6.38%
(a)
03/01/2034 161,137
224,000 Bunge Ltd. Finance
Corp. 4.65% 09/17/2034 223,603
168,000 Burlington
Northern Santa
Fe LLC 5.50% 03/15/2055 181,371
135,000 Caesars
Entertainment,
Inc. 6.50%
(a)
02/15/2032 139,730
155,000 Campbell Soup Co. 5.40% 03/21/2034 162,601
135,000 Carnival Corp. 5.75%
(a)
03/01/2027 136,806
65,000 Carvana Co. 12.00%
(a)
12/01/2028 65,678
125,000 CCO Holdings LLC 5.13%
(a)
05/01/2027 123,119
100,000 CCO Holdings LLC 4.75%
(a)
03/01/2030 92,059
95,000 CCO Holdings LLC 4.75%
(a)
02/01/2032 83,803
448,000 Centene Corp. 3.00% 10/15/2030 401,387
75,000 Central Parent LLC 8.00%
(a)
06/15/2029 78,074
240,000 CF Industries, Inc. 5.38% 03/15/2044 236,454
520,000 Cheniere Energy,
Inc. 4.63% 10/15/2028 516,957
80,000 Chord Energy Corp. 6.38%
(a)
06/01/2026 80,241
80,000 CHS/Community
Health Systems,
Inc. 6.00%
(a)
01/15/2029 77,738
555,000 Citigroup, Inc.
(SOFR + 1.35%) 3.06% 01/25/2033 495,964
185,000 Citigroup, Inc. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
1.73%) 5.41% 09/19/2039 184,548
105,000 Citizens Financial
Group, Inc. (SOFR
+ 2.33%) 6.65% 04/25/2035 115,320
95,000 Civitas Resources,
Inc. 8.38%
(a)
07/01/2028 98,868
25,000 Clear Channel
Outdoor
Holdings, Inc. 7.75%
(a)
04/15/2028 22,391
145,000 Clydesdale
Acquisition
Holdings, Inc. 6.88%
(a)
01/15/2030 148,260
155,000 CNH Industrial
Capital LLC 5.10% 04/20/2029 159,614
60,000 CNX Resources
Corp. 6.00%
(a)
01/15/2029 60,373
125,000 Consolidated
Communications,
Inc. 5.00%
(a)
10/01/2028 115,169
140,000 Cornerstone
Building Brands,
Inc. 9.50%
(a)
08/15/2029 143,930
65,000 Coty, Inc. 5.00%
(a)
04/15/2026 64,776
235,000 Coty, Inc. 6.63%
(a)
07/15/2030 244,393
65,000 Cougar JV
Subsidiary LLC 8.00%
(a)
05/15/2032 68,785
327,000 Crown Castle, Inc. 3.65% 09/01/2027 320,600
400,000 CSX Corp. 3.80% 11/01/2046 335,207
155,000 CVS Health Corp. 5.30% 06/01/2033 158,452
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
230,000 CVS Health Corp. 5.88% 06/01/2053 234,219
160,000 Dealer Tire LLC 8.00%
(a)
02/01/2028 159,418
435,000 Devon Energy Corp. 5.75% 09/15/2054 423,707
145,000 Directv Financing
LLC 5.88%
(a)
08/15/2027 142,468
120,000 Dornoch Debt
Merger Sub, Inc. 6.63%
(a)
10/15/2029 105,748
425,000 DR Horton, Inc. 5.00% 10/15/2034 431,122
246,000 DTE Energy Co. 5.85% 06/01/2034 264,179
105,000 Duke Energy Corp. 5.00% 08/15/2052 99,510
85,000 Dun & Bradstreet
Corp. (The) 5.00%
(a)
12/15/2029 84,725
285,000 Elevance Health,
Inc. 2.38% 01/15/2025 282,835
110,000 Elevance Health,
Inc. 4.55% 05/15/2052 98,243
115,000 EMRLD Borrower
LP 6.63%
(a)
12/15/2030 118,720
75,000 EMRLD Borrower
LP 6.75%
(a)
07/15/2031 78,277
281,000 Energy Transfer LP 5.95% 05/15/2054 287,816
162,000 Energy Transfer
LP (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.83%) 7.13% 10/01/2054 165,783
363,000 EnLink Midstream
LLC 5.65% 09/01/2034 375,379
75,000 Entergy Arkansas
LLC 5.75% 06/01/2054 80,908
250,000 Entergy Louisiana
LLC 4.75% 09/15/2052 231,697
170,000 Equinix, Inc. 3.90% 04/15/2032 162,836
300,000 Equinix, Inc. 2.95% 09/15/2051 199,122
80,000 Everi Holdings, Inc. 5.00%
(a)
07/15/2029 79,691
160,000 Eversource Energy 5.50% 01/01/2034 166,187
386,000 Expedia Group, Inc. 3.80% 02/15/2028 378,850
345,000 Expedia Group, Inc. 3.25% 02/15/2030 325,469
75,000 Fertitta
Entertainment
LLC 6.75%
(a)
01/15/2030 69,923
310,000 Fiserv, Inc. 5.45% 03/15/2034 324,173
260,000 Ford Motor Co. 3.25% 02/12/2032 221,507
80,000 Fortrea Holdings,
Inc. 7.50%
(a)
07/01/2030 80,625
135,000 Fortress
Transportation
and
Infrastructure
Investors LLC 7.88%
(a)
12/01/2030 145,570
225,000 Fortress
Transportation
and
Infrastructure
Investors LLC 5.88%
(a)
04/15/2033 225,000
60,000 Frontier
Communications
Holdings LLC 5.88%
(a)
10/15/2027 60,293
75,000 Frontier
Communications
Holdings LLC 6.75%
(a)
05/01/2029 75,583
55,000
Frontier
Communications
Holdings LLC 8.63%
(a)
03/15/2031 59,342

Annual Report
|
September 30, 2024

The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
90,000 Full House Resorts,
Inc. 8.25%
(a)
02/15/2028 90,199
260,000 Genesee &
Wyoming, Inc. 6.25%
(a)
04/15/2032 267,696
372,000 Genuine Parts Co. 4.95% 08/15/2029 378,543
85,000 Gilead Sciences,
Inc. 5.55% 10/15/2053 91,325
155,000 Global Payments,
Inc. 4.95% 08/15/2027 157,607
595,000 Goldman Sachs
Group, Inc. (The)
(SOFR + 0.82%) 5.66% 09/10/2027 594,574
70,000 Gray Television,
Inc. 10.50%
(a)
07/15/2029 73,181
105,000 Griffon Corp. 5.75% 03/01/2028 103,773
20,000 GTCR AP Finance,
Inc. 8.00%
(a)
05/15/2027 20,013
155,000 Gulfport Energy
Corp. 6.75%
(a)
09/01/2029 157,007
130,000 Harvest Midstream
I LP 7.50%
(a)
05/15/2032 136,847
395,000 HCA, Inc. 5.25% 06/15/2049 375,307
447,000 Hewlett Packard
Enterprise Co. 5.00% 10/15/2034 442,721
210,000 Hilcorp Energy I LP 5.75%
(a)
02/01/2029 204,468
20,000 Hilcorp Energy I LP 8.38%
(a)
11/01/2033 21,578
315,000 Host Hotels &
Resorts LP 5.70% 07/01/2034 325,392
350,000 Host Hotels &
Resorts LP 3.50% 09/15/2030 324,777
122,000 Howmet
Aerospace, Inc. 4.85% 10/15/2031 124,609
95,000 HUB International
Ltd. 7.25%
(a)
06/15/2030 99,057
320,000 Hyatt Hotels Corp. 5.25% 06/30/2029 327,820
310,000 Hyundai Capital
America 5.30%
(a)
01/08/2029 318,658
145,000 Illuminate Buyer
LLC 9.00%
(a)
07/01/2028 146,735
205,000 IQVIA, Inc. 6.25% 02/01/2029 218,061
210,000 Iron Mountain, Inc. 7.00%
(a)
02/15/2029 219,056
100,000 JBS USA Holding
Lux Sarl 5.13% 02/01/2028 101,438
95,000 JetBlue Airways
Corp. 9.88%
(a)
09/20/2031 100,158
155,000 JPMorgan Chase
& Co. (SOFR +
1.99%) 4.85% 07/25/2028 157,734
735,000 JPMorgan Chase
& Co. (SOFR +
1.26%) 2.96% 01/25/2033 661,688
305,000 Keurig Dr Pepper,
Inc. 5.20% 03/15/2031 318,556
374,000 Kinder Morgan
Energy Partners
LP 6.95% 01/15/2038 425,247
120,000 Kodiak Gas Services
LLC 7.25%
(a)
02/15/2029 124,282
354,000 Kroger Co. (The) 4.90% 09/15/2031 356,408
376,000 Laboratory Corp. of
America Holdings 4.55% 04/01/2032 371,823
80,000 LBM Acquisition
LLC 6.25%
(a)
01/15/2029 75,721
105,000 Legacy LifePoint
Health LLC 4.38%
(a)
02/15/2027 103,060
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
100,000 Level 3 Financing,
Inc. 10.50%
(a)
04/15/2029 109,505
170,000 LifePoint Health,
Inc. 10.00%
(a)
06/01/2032 187,105
50,000 Light & Wonder
International,
Inc. 7.25%
(a)
11/15/2029 51,768
85,000 Lightning Power
LLC 7.25%
(a)
08/15/2032 89,454
45,000 Live Nation
Entertainment,
Inc. 6.50%
(a)
05/15/2027 45,928
95,000 Lowe's Cos., Inc. 5.63% 04/15/2053 98,966
51,000 Macy's Retail
Holdings LLC 5.88%
(a)
04/01/2029 50,399
55,000 Madison IAQ LLC 4.13%
(a)
06/30/2028 53,121
150,000 Madison IAQ LLC 5.88%
(a)
06/30/2029 146,176
60,000 Markel Group, Inc. 6.00% 05/16/2054 63,880
320,000 Marriott
International,
Inc. 5.30% 05/15/2034 329,867
228,000 Marvell
Technology, Inc. 5.95% 09/15/2033 245,160
154,000 MasTec, Inc. 5.90% 06/15/2029 160,861
100,000 Matador Resources
Co. 6.50%
(a)
04/15/2032 99,926
75,000 Match Group
Holdings II LLC 5.00%
(a)
12/15/2027 74,370
40,000 Mavis Tire Express
Services Topco
Corp. 6.50%
(a)
05/15/2029 38,469
155,000 McDonald's Corp. 5.45% 08/14/2053 161,737
55,000 McGraw-Hill
Education, Inc. 5.75%
(a)
08/01/2028 54,397
30,000 McGraw-Hill
Education, Inc. 7.38%
(a)
09/01/2031 31,151
75,000 Medline Borrower
LP 6.25%
(a)
04/01/2029 77,369
150,000 Medline Borrower
LP 5.25%
(a)
10/01/2029 147,288
410,000 Meta Platforms,
Inc. 4.45% 08/15/2052 378,387
35,000 Michaels Cos., Inc.
(The) 5.25%
(a)
05/01/2028 25,868
30,000 Michaels Cos., Inc.
(The) 7.88%
(a)
05/01/2029 17,603
135,000 Midwest Gaming
Borrower LLC 4.88%
(a)
05/01/2029 129,585
135,000 Miter Brands
Acquisition
Holdco, Inc. 6.75%
(a)
04/01/2032 140,029
157,000 MPLX LP 5.50% 06/01/2034 161,370
56,000 Nationstar
Mortgage
Holdings, Inc. 5.75%
(a)
11/15/2031 54,918
100,000 NCL Corp. Ltd. 8.38%
(a)
02/01/2028 105,086
140,000 Netflix, Inc. 4.88% 04/15/2028 143,471
241,000 Netflix, Inc. 5.40% 08/15/2054 255,335
325,000 NextEra Energy
Capital Holdings,
Inc. 5.55% 03/15/2054 339,862

DoubleLine ETF Trust
Schedule of Investments DoubleLine Opportunistic Bond ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
September 30, 2024
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
71,000 NextEra Energy
Capital Holdings,
Inc. (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.46%) 6.75% 06/15/2054 76,793
95,000 NGL Energy
Operating LLC 8.13%
(a)
02/15/2029 97,483
315,000 NiSource, Inc. 5.35% 04/01/2034 327,225
325,000 Northrop
Grumman Corp. 5.20% 06/01/2054 331,239
80,000 NuStar Logistics LP 6.00% 06/01/2026 80,538
72,000 Occidental
Petroleum Corp. 5.38% 01/01/2032 73,048
165,000 OneMain Finance
Corp. 7.50% 05/15/2031 169,992
303,000 ONEOK, Inc. 6.63% 09/01/2053 336,447
25,000 Oracle Corp. 6.25% 11/09/2032 27,671
187,000 Oracle Corp. 3.80% 11/15/2037 165,538
176,000 O'Reilly
Automotive, Inc. 5.00% 08/19/2034 178,192
65,000 Outfront Media
Capital LLC 7.38%
(a)
02/15/2031 69,448
80,000 Owens & Minor,
Inc. 6.63%
(a)
04/01/2030 77,732
149,000 Owens Corning 5.70% 06/15/2034 158,274
286,000 Pacific Gas and
Electric Co. 6.95% 03/15/2034 325,263
345,000 Packaging Corp. of
America 3.00% 12/15/2029 325,612
60,000 Pactiv Evergreen
Group Issuer LLC 4.38%
(a)
10/15/2028 57,527
100,000 Panther Escrow
Issuer LLC 7.13%
(a)
06/01/2031 104,969
195,000 Park Intermediate
Holdings LLC 7.00%
(a)
02/01/2030 202,872
145,000 PennyMac Financial
Services, Inc. 7.88%
(a)
12/15/2029 154,744
318,000 Penske Truck
Leasing Co. LP 4.20%
(a)
04/01/2027 316,501
135,000 Performance Food
Group, Inc. 6.13%
(a)
09/15/2032 138,119
65,000 Permian Resources
Operating LLC 7.00%
(a)
01/15/2032 67,675
160,000 Philip Morris
International,
Inc. 5.25% 02/13/2034 166,222
115,000 Pike Corp. 8.63%
(a)
01/31/2031 123,104
115,000 Post Holdings, Inc. 6.38%
(a)
03/01/2033 117,164
174,000 Quanta Services,
Inc. 2.35% 01/15/2032 149,454
185,000 Quanta Services,
Inc. 5.25% 08/09/2034 189,237
373,000 Quest Diagnostics,
Inc. 5.00% 12/15/2034 377,923
155,000 Regal Rexnord
Corp. 6.05% 02/15/2026 157,457
318,000 Royal Caribbean
Cruises Ltd. 5.38%
(a)
07/15/2027 321,062
65,000 Royal Caribbean
Cruises Ltd. 5.63%
(a)
09/30/2031 65,894
75,000 Royal Caribbean
Cruises Ltd. 6.25%
(a)
03/15/2032 77,847
169,000 Royalty Pharma plc 5.15% 09/02/2029 173,406
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
332,000 Sabine Pass
Liquefaction LLC 5.00% 03/15/2027 336,413
125,000 San Diego Gas &
Electric Co. 5.35% 04/01/2053 128,505
253,000 Schlumberger
Holdings Corp. 5.00%
(a)
11/15/2029 261,282
75,000 Scientific Games
Holdings LP 6.63%
(a)
03/01/2030 74,482
100,000 Sealed Air Corp. 7.25%
(a)
02/15/2031 105,964
95,000 Sirius XM Radio,
Inc. 5.50%
(a)
07/01/2029 92,883
85,000 Sitio Royalties
Operating
Partnership LP 7.88%
(a)
11/01/2028 88,989
165,000 Six Flags
Entertainment
Corp. 6.63%
(a)
05/01/2032 170,992
145,000 SM Energy Co. 7.00%
(a)
08/01/2032 145,660
131,000 Sonoco Products
Co. 4.60% 09/01/2029 130,403
80,000 Sotera Health
Holdings LLC 7.38%
(a)
06/01/2031 83,181
308,000 Southern California
Edison Co. 5.45% 06/01/2031 326,032
427,000 Southern Co. (The)
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.92%) 3.75% 09/15/2051 414,038
70,000 Standard Building
Solutions, Inc. 6.50%
(a)
08/15/2032 72,541
35,000 Staples, Inc. 10.75%
(a)
09/01/2029 34,004
190,000 Sun Communities
Operating LP 2.70% 07/15/2031 166,254
60,000 Tallgrass Energy
Partners LP 7.38%
(a)
02/15/2029 60,724
73,000 Targa Resources
Corp. 5.50% 02/15/2035 75,210
125,000 Tenet Healthcare
Corp. 6.13% 06/15/2030 127,199
160,000 T-Mobile USA, Inc. 5.15% 04/15/2034 164,891
155,000 T-Mobile USA, Inc. 5.50% 01/15/2055 160,737
155,000 Townsquare Media,
Inc. 6.88%
(a)
02/01/2026 154,800
85,000 TransDigm, Inc. 5.50% 11/15/2027 84,772
100,000 TransDigm, Inc. 6.88%
(a)
12/15/2030 104,812
63,000 Transocean
Poseidon Ltd. 6.88%
(a)
02/01/2027 63,069
43,000 Transocean, Inc. 8.00%
(a)
02/01/2027 43,008
175,000 Trident TPI
Holdings, Inc. 12.75%
(a)
12/31/2028 194,490
329,000 Truist Financial
Corp. (SOFR +
1.57%) 5.15% 08/05/2032 337,069
359,000 Uber Technologies,
Inc. 4.80% 09/15/2034 358,727
60,000 UKG, Inc. 6.88%
(a)
02/01/2031 62,042
50,000 United Airlines, Inc. 4.63%
(a)
04/15/2029 48,346
130,000 United Natural
Foods, Inc. 6.75%
(a)
10/15/2028 124,115
250,000 UnitedHealth
Group, Inc. 5.05% 04/15/2053 248,475
115,000 UnitedHealth
Group, Inc. 4.95% 05/15/2062 111,327

Annual Report
|
September 30, 2024

The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
399,000 Universal Health
Services, Inc. 4.63% 10/15/2029 396,670
55,000 Univision
Communications,
Inc. 7.38%
(a)
06/30/2030 53,275
225,000 US Foods, Inc. 5.75%
(a)
04/15/2033 225,804
60,000 Vail Resorts, Inc. 6.50%
(a)
05/15/2032 62,737
95,000 Venture Global
LNG, Inc. 8.13%
(a)
06/01/2028 99,103
35,000 Venture Global
LNG, Inc. 8.38%
(a)
06/01/2031 36,981
45,000 Venture Global
LNG, Inc. 9.88%
(a)
02/01/2032 50,032
305,000 Veralto Corp. 5.35% 09/18/2028 317,752
155,000 Verisk Analytics,
Inc. 5.25% 06/05/2034 160,177
422,000 VICI Properties LP 4.63%
(a)
12/01/2029 414,337
210,000 Victra Holdings LLC 7.75%
(a)
02/15/2026 211,854
120,000 Victra Holdings LLC 8.75%
(a)
09/15/2029 126,101
135,000 Viking Cruises Ltd. 5.88%
(a)
09/15/2027 135,000
195,000 Viking Cruises Ltd. 9.13%
(a)
07/15/2031 213,376
121,000 Virginia Electric
and Power Co. 5.55% 08/15/2054 127,312
60,000 Vistra Operations
Co. LLC 7.75%
(a)
10/15/2031 64,642
80,000 Vistra Operations
Co. LLC 6.88%
(a)
04/15/2032 84,220
55,000 Vital Energy, Inc. 7.88%
(a)
04/15/2032 53,320
50,000 VT Topco, Inc. 8.50%
(a)
08/15/2030 53,397
75,000 Wand NewCo 3,
Inc. 7.63%
(a)
01/30/2032 79,064
60,000 WASH Multifamily
Acquisition, Inc. 5.75%
(a)
04/15/2026 59,729
145,000 Watco Cos. LLC 7.13%
(a)
08/01/2032 151,254
80,000 Wayfair LLC 7.25%
(a)
10/31/2029 82,157
100,000 Weatherford
International Ltd. 8.63%
(a)
04/30/2030 104,275
120,000 Wells Fargo & Co.
(SOFR + 1.98%) 4.81% 07/25/2028 121,429
385,000 Wells Fargo & Co.
(SOFR + 1.74%) 5.57% 07/25/2029 400,647
200,000 Williams Cos., Inc.
(The) 5.15% 03/15/2034 202,281
319,000 Willis North
America, Inc. 4.50% 09/15/2028 319,037
50,000 Windstream
Escrow LLC 8.25%
(a)
10/01/2031 50,897
125,000 WR Grace Holdings
LLC 5.63%
(a)
08/15/2029 117,549
315,000 WRKCo, Inc. 3.75% 03/15/2025 313,157
234,000 XHR LP 4.88%
(a)
06/01/2029 224,490
160,000 XPO, Inc. 7.13%
(a)
06/01/2031 167,667
370,000 Zimmer Biomet
Holdings, Inc. 5.20% 09/15/2034 376,947
Total US Corporate Bonds
(Cost $48,575,466) 50,483,505
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS 21.7%
FHLMC UMBS ,
1,764,504 Pool RA7939 5.00% 09/01/2052 1,768,068
1,295,842 Pool SD2347 5.50% 02/01/2053 1,330,554
3,157,249 Pool SD2969 2.50% 05/01/2052 2,772,679
1,727,386 Pool SD3033 5.50% 05/01/2053 1,799,365
311,968 Pool SD3454 5.50% 08/01/2053 318,350
1,548,972 Pool SD3803 2.00% 02/01/2052 1,305,922
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
1,445,532 Pool SD3892 5.50% 09/01/2053 1,472,192
1,153,603 Pool SD4301 6.00% 11/01/2053 1,210,985
1,034,438 Pool SD4888 6.00% 02/01/2054 1,072,359
975,110 Pool SD5219 6.00% 04/01/2054 1,007,666
2,905,073 Pool SD5249 5.50% 04/01/2054 2,992,313
4,203,294 Pool SD5573 3.00% 08/01/2052 3,827,861
2,363,651 Pool SD5617 6.00% 06/01/2054 2,456,584
2,977,203 Pool SD6002 5.50% 07/01/2054 3,059,409
1,507,642 Pool SD7553 3.00% 03/01/2052 1,373,279
1,240,267 Pool SD8146 2.00% 05/01/2051 1,031,708
FNMA REMICS ,
1,469,611 Series 2018-53-Z 3.50% 07/25/2048 1,333,092
1,510,804 Series 2018-62-B 3.50% 09/25/2048 1,397,181
2,573,634 Series 2019-5-FE
(SOFR 30 Day
Average + 0.56%,
0.45% Floor,
6.50% Cap) 5.84% 03/25/2049 2,551,818
FNMA UMBS ,
3,321,602 Pool CA6032 2.50% 06/01/2050 2,920,848
2,355,258 Pool CA8494 2.00% 01/01/2051 1,975,691
1,769,478 Pool CB4573 5.00% 09/01/2052 1,770,377
669,028 Pool CB6266 6.00% 05/01/2053 690,631
1,033,447 Pool CB7272 6.00% 10/01/2053 1,068,548
947,533 Pool CB7781 5.50% 01/01/2054 960,472
1,518,050 Pool CB8692 5.50% 06/01/2054 1,560,006
3,923,903 Pool CB8851 6.00% 07/01/2054 4,065,591
1,824,459 Pool FS1472 3.50% 11/01/2050 1,722,328
2,672,114 Pool FS3708 5.00% 01/01/2053 2,675,994
1,180,637 Pool FS5082 5.00% 02/01/2053 1,203,546
1,739,959 Pool FS5420 2.50% 03/01/2052 1,523,610
1,824,512 Pool FS5600 2.50% 06/01/2052 1,602,394
977,592 Pool FS6309 6.00% 12/01/2053 1,026,301
2,778,054 Pool FS6517 2.50% 04/01/2052 2,440,289
2,925,484 Pool FS7738 6.00% 03/01/2054 3,071,251
GNMA ,
1,147,974 Pool 785717 3.00% 11/20/2051 1,040,827
2,737,360 Pool 786184 3.00% 02/20/2052 2,490,284
816,982 Pool 786227 3.00% 04/20/2052 741,168
1,853,491 Pool MA5191 3.50% 05/20/2048 1,758,018
1,053,105 Series
2013-116-WU 3.00% 12/20/2042 1,032,811
1,106,847 Series 2021-58-HP 3.00% 08/20/2050 993,757
1,020,994 Series 2022-23-BA 3.00% 05/20/2049 955,580
Total US Government and Agency Mortgage
Backed Obligations
(Cost $71,346,438) 73,371,707
US GOVERNMENT AND AGENCY OBLIGATIONS 24.5%
5,650,000 U.S. Treasury
Bonds 1.13% 05/15/2040 3,734,849
34,950,000 U.S. Treasury
Bonds 1.38% 11/15/2040 23,730,504
11,500,000 U.S. Treasury Notes 0.75% 03/31/2026 11,000,020
2,000,000 U.S. Treasury Notes 0.75% 01/31/2028 1,824,023
16,500,000 U.S. Treasury Notes 0.63% 05/15/2030 14,015,010
18,500,000 U.S. Treasury Notes 0.63% 08/15/2030 15,594,561
15,500,000 U.S. Treasury Notes 0.88% 11/15/2030 13,194,678
Total US Government and Agency
Obligations
(Cost $80,482,625) 83,093,645

DoubleLine ETF Trust
Schedule of Investments DoubleLine Opportunistic Bond ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
September 30, 2024
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
SHORT TERM INVESTMENTS 1.5%
2,585,597 JPMorgan U.S.
Government
Money Market
Fund - Class IM 4.86%
(g)
2,585,597
2,585,597 Morgan Stanley
Institutional
Liquidity Funds
Government
Portfolio -
Institutional Share
Class 4.83%
(g)
2,585,597
Total Short Term Investments
(Cost $5,171,194) 5,171,194
Total Investments 100.2%
(Cost $329,552,301) 339,077,539
Liabilities in Excess of Other Assets (0.2)% (554,609)
NET ASSETS 100.0% $338,522,930
INVESTMENT BREAKDOWN as a % of Net Assets:
US Government and Agency Obligations 24 .5%
US Government and Agency Mortgage Backed Obligations 21 .7
Asset Backed Obligations 9 .1
Non-Agency Residential Collateralized Mortgage Obligations 9 .1
Non-Agency Commercial Mortgage Backed Obligations 5 .1
Collateralized Loan Obligations 4 .6
Banking 2 .3
Electric 1 .8
Short Term Investments 1 .5
Midstream 1 .4
Healthcare 1 .1
Technology 1 .0
Transportation Services 1 .0
Government Owned, No Guarantee 0 .8
Finance Companies 0 .8
Independent 0 .7
Metals and Mining 0 .6
Consumer Cyclical Services 0 .6
Food and Beverage 0 .5
Chemicals 0 .4
Retailers 0 .4
Software 0 .4
Pharmaceuticals 0 .4
Railroads 0 .4
Leisure 0 .4
P&C 0 .4
Diversified Manufacturing 0 .4
Wirelines 0 .4
Other REITs 0 .4
Media Entertainment 0 .4
Aerospace & Defense 0 .4
Oil Field Services 0 .4
Health Insurance 0 .3
Building Materials 0 .3
Foreign Government Bonds, Foreign Agencies and Foreign
Government Sponsored Corporations 0 .3
Wireless 0 .3
Gaming 0 .3
Paper 0 .3
Insurance 0 .2
Life 0 .2
.
INVESTMENT BREAKDOWN as a % of Net Assets:
(Cont.)
Automotive 0 .2%
Other Industrial 0 .2
Hotels, Restaurants & Leisure 0 .2
Financial Services 0 .2
Lodging 0 .2
Packaging 0 .2
Supermarkets 0 .2
Brokerage, Asset Managers & Exchanges 0 .2
Local Authority 0 .2
Diversified Consumer Services 0 .2
Cable Satellite 0 .2
Specialty Retail 0 .2
Airlines 0 .1
Healthcare REITs 0 .1
Home Construction 0 .1
Government Sponsored 0 .1
Tobacco 0 .1
Health Care Equipment & Supplies 0 .1
Commercial Services & Supplies 0 .1
Consumer Products 0 .1
Health Care Providers & Services 0 .1
Construction Machinery 0 .1
Integrated 0 .1
Natural Gas 0 .1
Apartment REITs 0 .1
Refining 0 .1
Restaurants 0 .1
Retail REITs 0 .1
Passenger Airlines 0 .1
Distributors 0 .1
IT Services 0 .1
Electric Utilities 0 .1
Beverages 0 .1
Other Financial 0 .1
Household Durables 0.0
(d)
Machinery 0.0
(d)
Construction & Engineering 0.0
(d)
Leisure Products 0.0
(d)
Diversified Telecommunication Services 0.0
(d)
Oil, Gas & Consumable Fuels 0.0
(d)
Entertainment 0.0
(d)
Personal Care Products 0.0
(d)
Professional Services 0.0
(d)
Containers & Packaging 0.0
(d)
Electrical Equipment 0.0
(d)
Building Products 0.0
(d)
Media 0.0
(d)
Wireless Telecommunication Services 0.0
(d)
Household Products 0.0
(d)
Energy Equipment & Services 0.0
(d)
Other Assets and Liabilities ( 0 .2 )
100 .0%

Annual Report
|
September 30, 2024

The accompanying notes are an integral part of these financial statements.
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
(b) Step bond; coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(c) Perpetual maturity. The date disclosed is the next call date of the security.
(d) Represents less than 0.05% of net assets.
(e) Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(f) Interest only security.
(g) Seven-day yield as of period end.
Abbreviations:
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage Backed Securities
STACR Structured Agency Credit Risk
REMIC Real Estate Mortgage Investment Conduit
Futures Contracts
Description Long/Short
Contract
Quantity
Expiration
Date
Notional
Amount
(1)
Unrealized
Appreciation
(Depreciation) /
Value
U.S. Treasury 2 Year Note Long 890 12/31/2024 $ 185,335,547 $ 297,705
U.S. Treasury 10 Year Ultra Bond Short (210) 12/19/2024 (24,842,344) 52,613
U.S. Treasury 5 Year Note Short (140) 12/31/2024 (15,383,594) (10,766)
U.S. Treasury Ultra Bond Long 12 12/19/2024 1,597,125 (36,120)
U.S. Treasury Long Bond Long 162 12/19/2024 20,118,375 (113,580)
$189,852
(1) Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.

Schedule of Investments DoubleLine Shiller CAPE
®
U.S. Equities ETF
September 30, 2024

DoubleLine ETF Trust
The accompanying notes are an integral part of these financial statements.
SHARES SECURITY DESCRIPTION VALUE $
COMMON STOCKS 99.7%
BANKS 5.7%
104,301 Bank of America Corp. 4,138,664
29,505 Citigroup, Inc. 1,847,013
6,928 Citizens Financial Group, Inc. 284,533
10,464 Fifth Third Bancorp 448,278
22,429 Huntington Bancshares, Inc. 329,706
43,862 JPMorgan Chase & Co. 9,248,741
14,342 KeyCorp 240,229
2,602 M&T Bank Corp. 463,468
6,125 PNC Financial Services Group, Inc. (The) 1,132,206
14,126 Regions Financial Corp. 329,560
20,654 Truist Financial Corp. 883,372
24,081 US Bancorp 1,101,224
52,501 Wells Fargo & Co. 2,965,781
23,412,775
BEVERAGES 5.2%
9,998 Brown-Forman Corp. - Class B 491,902
119,204 Coca-Cola Co. (The) 8,565,999
8,526 Constellation Brands, Inc. - Class A 2,197,065
57,555 Keurig Dr Pepper, Inc. 2,157,161
9,578 Molson Coors Beverage Co. - Class B 550,927
38,422 Monster Beverage Corp.
(a)
2,004,476
31,839 PepsiCo, Inc. 5,414,222
21,381,752
CAPITAL MARKETS 5.5%
1,528 Ameriprise Financial, Inc. 717,870
11,410 Bank of New York Mellon Corp. (The) 819,923
2,159 BlackRock, Inc. 2,049,992
11,134 Blackstone, Inc. 1,704,949
1,595 Cboe Global Markets, Inc. 326,768
23,072 Charles Schwab Corp. (The) 1,495,296
5,551 CME Group, Inc. 1,224,828
575 FactSet Research Systems, Inc. 264,414
4,755 Franklin Resources, Inc. 95,813
4,882 Goldman Sachs Group, Inc. (The) 2,417,127
8,852 Intercontinental Exchange, Inc. 1,421,985
6,964 Invesco Ltd. 122,288
10,440 KKR & Co., Inc. 1,363,255
566 MarketAxess Holdings, Inc. 145,009
2,422 Moody's Corp. 1,149,457
19,199 Morgan Stanley 2,001,304
1,193 MSCI, Inc. 695,435
6,402 Nasdaq, Inc. 467,410
3,119 Northern Trust Corp. 280,804
2,880 Raymond James Financial, Inc. 352,685
4,966 S&P Global, Inc. 2,565,535
4,628 State Street Corp. 409,439
3,433 T Rowe Price Group, Inc. 373,957
22,465,543
CONSUMER FINANCE 1.0%
8,692 American Express Co. 2,357,270
5,900 Capital One Financial Corp. 883,407
3,869 Discover Financial Services 542,782
6,102 Synchrony Financial 304,368
4,087,827
CONSUMER STAPLES DISTRIBUTION & RETAIL 8.0%
13,637 Costco Wholesale Corp. 12,089,473
11,937 Dollar General Corp. 1,009,512
10,941 Dollar Tree, Inc.
(a)
769,371
36,153 Kroger Co. (The) 2,071,567
26,843
Sysco Corp. 2,095,365
SHARES SECURITY DESCRIPTION VALUE $
25,191 Target Corp. 3,926,269
39,126 Walgreens Boots Alliance, Inc. 350,569
131,105 Walmart, Inc. 10,586,729
32,898,855
DIVERSIFIED REITS 0.2%
15,640 WP Carey, Inc. 974,372
DIVERSIFIED TELECOMMUNICATION SERVICES 2.3%
222,490 AT&T, Inc. 4,894,780
99,818 Verizon Communications, Inc. 4,482,826
9,377,606
ENTERTAINMENT 6.3%
30,321 Electronic Arts, Inc. 4,349,244
27,590 Live Nation Entertainment, Inc.
(a)
3,020,829
8,745 Netflix, Inc.
(a)
6,202,566
28,407 Take-Two Interactive Software, Inc.
(a)
4,366,440
48,984 Walt Disney Co. (The) 4,711,771
390,291 Warner Bros Discovery, Inc.
(a)
3,219,901
25,870,751
FINANCIAL SERVICES 7.5%
28,234 Berkshire Hathaway, Inc. - Class B
(a)
12,994,982
1,078 Corpay, Inc.
(a)
337,155
8,442 Fidelity National Information Services, Inc. 707,018
8,864 Fiserv, Inc.
(a)
1,592,418
3,913 Global Payments, Inc. 400,769
1,137 Jack Henry & Associates, Inc. 200,726
12,690 Mastercard, Inc. - Class A 6,266,322
15,815 PayPal Holdings, Inc.
(a)
1,234,044
25,924 Visa, Inc. - Class A 7,127,804
30,861,238
FOOD PRODUCTS 4.5%
26,047 Archer-Daniels-Midland Co. 1,556,048
7,730 Bunge Global SA 747,027
10,730 Campbell Soup Co. 524,912
26,104 Conagra Brands, Inc. 848,902
30,340 General Mills, Inc. 2,240,608
8,064 Hershey Co. (The) 1,546,514
15,825 Hormel Foods Corp. 501,653
5,810 J M Smucker Co. (The) 703,591
14,649 Kellanova 1,182,321
48,142 Kraft Heinz Co. (The) 1,690,266
7,874 Lamb Weston Holdings, Inc. 509,763
13,733 McCormick & Co., Inc. (Non-Voting) 1,130,226
58,022 Mondelez International, Inc. - Class A 4,274,480
15,616 Tyson Foods, Inc. - Class A 930,089
18,386,400
HEALTH CARE REITS 2.5%
11,118 Alexandria Real Estate Equities, Inc. 1,320,263
25,907 Healthcare Realty Trust, Inc. - Class A 470,212
50,202 Healthpeak Properties, Inc. 1,148,120
18,396 Omega Healthcare Investors, Inc. 748,717
16,740 Sabra Health Care REIT, Inc. 311,531
29,524 Ventas, Inc. 1,893,374
34,692 Welltower, Inc. 4,441,617
10,333,834
HOTEL & RESORT REITS 0.2%
50,058 Host Hotels & Resorts, Inc. 881,021
HOUSEHOLD PRODUCTS 5.4%
13,287 Church & Dwight Co., Inc. 1,391,415
6,742 Clorox Co. (The) 1,098,339

Annual Report
|
September 30, 2024

The accompanying notes are an integral part of these financial statements.
SHARES SECURITY DESCRIPTION VALUE $
41,228 Colgate-Palmolive Co. 4,279,879
18,350 Kimberly-Clark Corp. 2,610,838
72,638 Procter & Gamble Co. (The) 12,580,901
21,961,372
INDUSTRIAL REITS 2.8%
18,692 Americold Realty Trust, Inc. 528,423
3,477 EastGroup Properties, Inc. 649,573
9,463 First Industrial Realty Trust, Inc. 529,739
4,268 Lineage, Inc. 334,526
65,483 Prologis, Inc. 8,269,192
15,702 Rexford Industrial Realty, Inc. 789,968
12,995 STAG Industrial, Inc. 507,975
11,609,396
INSURANCE 4.0%
7,765 Aflac, Inc. 868,127
4,061 Allstate Corp. (The) 770,169
9,949 American International Group, Inc. 728,565
3,342 Aon plc - Class A 1,156,299
5,774 Arch Capital Group Ltd.
(a)
645,995
3,366 Arthur J Gallagher & Co. 947,091
813 Assurant, Inc. 161,672
3,639 Brown & Brown, Inc. 377,000
5,801 Chubb Ltd. 1,672,950
2,406 Cincinnati Financial Corp. 327,505
390 Erie Indemnity Co. - Class A 210,530
665 Everest Group Ltd. 260,567
1,387 Globe Life, Inc. 146,897
4,530 Hartford Financial Services Group, Inc. (The) 532,773
2,824 Loews Corp. 223,237
7,598 Marsh & McLennan Cos., Inc. 1,695,038
9,160 MetLife, Inc. 755,517
3,270 Principal Financial Group, Inc. 280,893
9,056 Progressive Corp. (The) 2,298,051
5,519 Prudential Financial, Inc. 668,351
3,515 Travelers Cos., Inc. (The) 822,932
4,666 W R Berkley Corp. 264,702
1,545 Willis Towers Watson plc 455,049
16,269,910
INTERACTIVE MEDIA & SERVICES 11.0%
66,493 Alphabet, Inc. - Class A 11,027,864
54,503 Alphabet, Inc. - Class C 9,112,357
45,133 Match Group, Inc.
(a)
1,707,833
39,644 Meta Platforms, Inc. - Class A 22,693,810
44,541,864
MEDIA 5.0%
13,067 Charter Communications, Inc. - Class A
(a)
4,234,753
112,240 Comcast Corp. - Class A 4,688,265
39,336 Fox Corp. - Class A 1,665,093
23,084 Fox Corp. - Class B 895,659
65,728 Interpublic Group of Cos., Inc. (The) 2,078,977
66,124 News Corp. - Class A 1,760,882
19,619 News Corp. - Class B 548,351
34,269 Omnicom Group, Inc. 3,543,072
103,936 Paramount Global - Class B 1,103,800
20,518,852
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) 0.5%
55,760 AGNC Investment Corp. 583,250
35,691 Annaly Capital Management, Inc. 716,318
35,002 Rithm Capital Corp. 397,273
22,655 Starwood Property Trust, Inc. 461,709
2,158,550
SHARES SECURITY DESCRIPTION VALUE $
OFFICE REITS 0.5%
10,363 BXP, Inc. 833,807
10,856 Cousins Properties, Inc. 320,035
7,531 Kilroy Realty Corp. 291,450
11,836 Vornado Realty Trust 466,338
1,911,630
PERSONAL CARE PRODUCTS 0.9%
12,595 Estee Lauder Cos., Inc. (The) - Class A 1,255,596
104,189 Kenvue, Inc. 2,409,891
3,665,487
REAL ESTATE MANAGEMENT & DEVELOPMENT 1.7%
21,444 CBRE Group, Inc. - Class A
(a)
2,669,350
29,252 CoStar Group, Inc.
(a)
2,206,771
2,184 Howard Hughes Holdings, Inc.
(a)
169,107
3,391 Jones Lang LaSalle, Inc.
(a)
914,926
244 Seaport Entertainment Group, Inc.
(a)
6,690
3,870 Zillow Group, Inc. - Class A
(a)
239,669
10,705 Zillow Group, Inc. - Class C
(a)
683,514
6,890,027
RESIDENTIAL REITS 3.2%
22,341 American Homes 4 Rent - Class A 857,671
10,133 AvalonBay Communities, Inc. 2,282,459
7,615 Camden Property Trust 940,681
13,289 Equity LifeStyle Properties, Inc. 948,037
24,308 Equity Residential 1,809,975
4,586 Essex Property Trust, Inc. 1,354,796
40,548 Invitation Homes, Inc. 1,429,722
8,356 Mid-America Apartment Communities, Inc. 1,327,768
8,369 Sun Communities, Inc. 1,131,070
21,406 UDR, Inc. 970,548
13,052,727
RETAIL REITS 2.9%
7,167 Agree Realty Corp. 539,890
21,525 Brixmor Property Group, Inc. 599,687
5,357 Federal Realty Investment Trust 615,894
48,147 Kimco Realty Corp. 1,117,973
13,113 NNN REIT, Inc. 635,849
62,073 Realty Income Corp. 3,936,670
11,646 Regency Centers Corp. 841,191
21,895 Simon Property Group, Inc. 3,700,693
11,987,847
SPECIALIZED REITS 9.7%
33,048 American Tower Corp. 7,685,644
31,040 Crown Castle, Inc. 3,682,275
16,063 CubeSmart 864,671
21,991 Digital Realty Trust, Inc. 3,558,804
6,735 Equinix, Inc. 5,978,188
15,113 Extra Space Storage, Inc. 2,723,211
19,577 Gaming and Leisure Properties, Inc. 1,007,237
20,950 Iron Mountain, Inc. 2,489,489
6,339 Lamar Advertising Co. - Class A 846,890
5,104 PotlatchDeltic Corp. 229,935
11,209 Public Storage 4,078,619
9,529 Rayonier, Inc. 306,643
7,681 SBA Communications Corp. 1,848,817
74,637 VICI Properties, Inc. - Class A 2,486,158
52,047 Weyerhaeuser Co. 1,762,311
39,548,892
TOBACCO 2.1%
82,368 Altria Group, Inc. 4,204,063

DoubleLine ETF Trust
Schedule of Investments DoubleLine Shiller CAPE
®
U.S. Equities ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
September 30, 2024
Click here to add static content to this content block.
SHARES SECURITY DESCRIPTION VALUE $
36,014 Philip Morris International, Inc. 4,372,099
8,576,162
WIRELESS TELECOMMUNICATION SERVICES 1.1%
22,268 T-Mobile US, Inc. 4,595,224
Total Common Stocks
(Cost $367,432,521) 408,219,914
SHORT TERM INVESTMENTS 0.2%
393,383 JPMorgan U.S. Government Money
Market Fund - Class IM 4.86%
(b)
393,383
393,383 Morgan Stanley Institutional Liquidity
Funds Government Portfolio -
Institutional Share Class 4.83%
(b)
393,383
Total Short Term Investments
(Cost $786,766) 786,766
Total Investments 99.9%
(Cost $368,219,287) 409,006,680
Other Assets in Excess of Liabilities 0.1% 369,963
NET ASSETS 100.0% $409,376,643
(a) Non-income producing security.
(b) Seven-day yield as of period end.

Schedule of Investments DoubleLine Commercial Real Estate ETF
September 30, 2024
Annual Report
|
September 30, 2024

The accompanying notes are an integral part of these financial statements.
P RINCIPAL
A MOUNT
$/S HARES
S ECURITY
D ESCRIPTION R ATE M ATURITY V ALUE $
COLLATERALIZED LOAN OBLIGATIONS 26.8%
ACREC LLC ,
1,000,000 Series 2023-FL2-B
(CME Term SOFR
1 Month + 3.48%,
3.48% Floor) 8.58%
(a)
02/19/2038 1,010,574
Arbor Realty Commercial Real Estate Notes Ltd. ,
675,460 Series 2021-FL1-A
(CME Term SOFR
1 Month + 1.08%,
0.97% Floor) 6.18%
(a)
12/15/2035 675,466
1,833,049 Series 2021-FL3-A
(CME Term SOFR
1 Month + 1.18%,
1.18% Floor) 6.28%
(a)
08/15/2034 1,831,080
1,829,295 Series 2022-FL1-A
(SOFR 30 Day
Average + 1.45%,
1.45% Floor) 6.79%
(a)
01/15/2037 1,822,931
AREIT Trust ,
483,421 Series 2021-CRE5-A
(CME Term SOFR
1 Month + 1.19%,
1.08% Floor) 6.28%
(a)
11/17/2038 484,142
379,000 Series 2021-CRE5-C
(CME Term SOFR
1 Month + 2.36%,
2.25% Floor) 7.45%
(a)
11/17/2038 378,675
2,868,212 Series 2022-CRE6-A
(SOFR 30 Day
Average + 1.25%,
1.25% Floor) 6.59%
(a)
01/20/2037 2,867,773
BDS Ltd. ,
232,635 Series 2021-FL7-A
(CME Term SOFR
1 Month + 1.18%,
1.07% Floor) 6.20%
(a)
06/16/2036 232,004
BRSP Ltd. ,
1,254,658 Series 2021-FL1-A
(CME Term SOFR
1 Month + 1.26%,
1.15% Floor) 6.23%
(a)
08/19/2038 1,250,560
BSPDF Issuer Ltd. ,
328,841 Series 2021-FL1-A
(CME Term SOFR
1 Month + 1.31%,
1.20% Floor) 6.41%
(a)
10/15/2036 326,019
BSPRT Issuer Ltd. ,
633,551 Series 2021-FL6-A
(CME Term SOFR
1 Month + 1.21%,
1.10% Floor) 6.31%
(a)
03/15/2036 631,746
2,000,000 Series 2023-FL10-A
(CME Term SOFR
1 Month + 2.26%,
2.26% Floor) 7.36%
(a)
09/15/2035 2,016,766
BXMT Ltd. ,
485,899 Series 2020-FL2-A
(CME Term SOFR
1 Month + 1.01%,
1.01% Floor) 6.10%
(a)
02/15/2038 467,668
651,292 Series 2020-FL3-A
(CME Term SOFR
1 Month + 1.51%,
1.51% Floor) 6.60%
(a)
11/15/2037 637,609
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
FS Rialto ,
261,583 Series 2019-FL1-A
(CME Term SOFR
1 Month + 1.31%,
1.20% Floor) 6.41%
(a)
12/16/2036 261,230
2,000,000 Series 2019-FL1-B
(CME Term SOFR
1 Month + 2.01%,
1.90% Floor) 7.11%
(a)
12/16/2036 1,987,706
1,695,803 Series 2021-FL2-A
(CME Term SOFR
1 Month + 1.33%,
1.33% Floor) 6.43%
(a)
05/16/2038 1,690,310
1,748,592 Series 2021-FL3-A
(CME Term SOFR
1 Month + 1.36%,
1.36% Floor) 6.46%
(a)
11/16/2036 1,748,091
GPMT Ltd. ,
566,622 Series 2021-FL3-A
(CME Term SOFR
1 Month + 1.36%,
1.36% Floor) 6.38%
(a)
07/16/2035 560,513
1,394,697 Series 2021-FL4-A
(CME Term SOFR
1 Month + 1.46%,
1.35% Floor) 6.38%
(a)
12/15/2036 1,378,884
320,000 Series 2021-FL4-AS
(CME Term SOFR
1 Month + 1.81%,
1.70% Floor) 6.73%
(a)
12/15/2036 313,319
Greystone CRE Notes Ltd. ,
2,813,951 Series 2021-FL3-A
(CME Term SOFR
1 Month + 1.13%,
1.02% Floor) 6.23%
(a)
07/15/2039 2,809,575
550,000 Series 2021-FL3-B
(CME Term SOFR
1 Month + 1.76%,
1.65% Floor) 6.86%
(a)
07/15/2039 548,082
HERA Commercial Mortgage Ltd. ,
336,775 Series 2021-FL1-A
(CME Term SOFR
1 Month + 1.16%,
1.05% Floor) 6.18%
(a)
02/18/2038 332,143
HGI CRE CLO Ltd. ,
834,308 Series 2021-FL1-A
(CME Term SOFR
1 Month + 1.16%,
1.16% Floor) 6.26%
(a)
06/16/2036 833,537
749,834 Series 2021-FL2-A
(CME Term SOFR
1 Month + 1.11%,
1.11% Floor) 6.21%
(a)
09/17/2036 748,591
2,500,000 Series 2021-FL2-B
(CME Term SOFR
1 Month + 1.61%,
1.61% Floor) 6.71%
(a)
09/17/2036 2,500,832
HIG RCP LLC ,
1,250,000 Series 2023-FL1-B
(CME Term SOFR
1 Month + 3.61%,
3.61% Floor) 8.71%
(a)
09/19/2038 1,252,490

DoubleLine ETF Trust
Schedule of Investments DoubleLine Commercial Real Estate ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
September 30, 2024
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
KREF Ltd. ,
1,387,188 Series 2021-FL2-A
(CME Term SOFR
1 Month + 1.18%,
1.07% Floor) 6.27%
(a)
02/15/2039 1,380,780
250,000 Series 2022-FL3-AS
(CME Term SOFR
1 Month + 1.90%,
1.90% Floor) 6.86%
(a)
02/17/2039 248,992
LCCM Trust ,
639,340 Series 2021-FL3-A
(CME Term SOFR
1 Month + 1.56%,
1.56% Floor) 6.66%
(a)
11/15/2038 637,621
LFT CRE Ltd. ,
2,376,147 Series 2021-FL1-A
(CME Term SOFR
1 Month + 1.28%,
1.28% Floor) 6.38%
(a)
06/15/2039 2,380,562
LoanCore Issuer Ltd. ,
514,081 Series 2021-CRE5-A
(CME Term SOFR
1 Month + 1.41%,
1.41% Floor) 6.51%
(a)
07/15/2036 512,221
2,000,000 Series 2021-CRE5-
AS (CME Term
SOFR 1 Month
+ 1.86%, 1.86%
Floor) 6.96%
(a)
07/15/2036 1,987,979
1,148,166 Series 2021-CRE6-A
(CME Term SOFR
1 Month + 1.41%,
1.30% Floor) 6.51%
(a)
11/15/2038 1,146,885
MF1 Multifamily Housing Mortgage Loan Trust ,
934,770 Series 2021-FL6-A
(CME Term SOFR
1 Month + 1.21%,
1.10% Floor) 6.23%
(a)
07/16/2036 931,761
986,549 Series 2021-FL7-A
(CME Term SOFR
1 Month + 1.19%,
1.08% Floor) 6.21%
(a)
10/16/2036 983,127
1,000,000 Series 2021-FL7-B
(CME Term SOFR
1 Month + 1.86%,
1.75% Floor) 6.88%
(a)
10/16/2036 980,556
1,500,000 Series 2023-FL12-C
(CME Term SOFR
1 Month + 3.78%,
3.78% Floor) 8.74%
(a)
10/19/2038 1,509,749
PFP Ltd. ,
1,400,000 Series 2021-8-C
(CME Term SOFR
1 Month + 1.91%,
1.80% Floor) 7.01%
(a)
08/09/2037 1,402,825
Ready Capital Mortgage Financing LLC ,
2,146,055 Series 2021-FL7-A
(CME Term SOFR
1 Month + 1.31%,
1.20% Floor) 6.17%
(a)
11/25/2036 2,145,778
1,279,147 Series 2022-FL10-A
(CME Term SOFR
1 Month + 2.55%,
2.55% Floor) 7.41%
(a)
10/25/2039 1,286,875
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Shelter Growth CRE Issuer Ltd. ,
790,683 Series 2022-FL4-A
(CME Term SOFR
1 Month + 2.30%,
2.30% Floor) 7.26%
(a)
06/17/2037 793,427
STWD Ltd. ,
141,058 Series 2019-FL1-AS
(CME Term SOFR
1 Month + 1.51%,
1.51% Floor) 6.61%
(a)
07/15/2038 139,992
1,018,015 Series 2022-FL3-A
(SOFR 30 Day
Average + 1.35%,
1.35% Floor) 6.69%
(a)
11/15/2038 1,010,783
TRTX Issuer Ltd. ,
2,868,472 Series 2022-FL5-A
(CME Term SOFR
1 Month + 1.65%,
1.65% Floor) 6.73%
(a)
02/15/2039 2,862,420
1,500,000 Series 2022-FL5-AS
(CME Term SOFR
1 Month + 2.15%,
2.15% Floor) 7.23%
(a)
02/15/2039 1,491,555
VMC Finance LLC ,
1,545,352 Series 2022-FL5-A
(SOFR 30 Day
Average + 1.90%,
1.90% Floor) 7.24%
(a)
02/18/2039 1,547,654
Total Collateralized Loan Obligations
(Cost $56,524,106) 56,979,858
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS 59.8%
BAMLL Commercial Mortgage Securities Trust ,
1,800,000 Series
2013-WBRK-A 3.65%
(a)(b)
03/10/2037 1,742,231
1,000,000 Series 2015-200P-A 3.22%
(a)
04/14/2033 984,686
BANK ,
559,454 Series
2017-BNK5-A4 3.13% 06/15/2060 540,763
1,000,000 Series
2019-BN19-A2 2.93% 08/15/2061 922,317
52 Series
2019-BN22-A1 2.08% 11/15/2062 52
448,580 Series
2021-BN33-A1 0.61% 05/15/2064 433,912
1,000,000 Series
2021-BN34-ASB 2.19% 06/15/2063 914,234
650,000 Series
2021-BN36-A2 2.13% 09/15/2064 609,252
582,206 Series
2022-BNK39-A1 1.74% 02/15/2055 561,421
122,780 Series
2023-BNK45-A1 5.43% 02/15/2056 124,342
863,141 Series
2023-BNK46-A1 6.01% 08/15/2056 883,551
1,882,944 Series
2024-BNK47-A1 5.52% 06/15/2057 1,932,660
2,000,000 Series
2024-BNK48-A1 4.33% 10/15/2029 2,002,475
BANK5 ,
397,849 Series
2023-5YR2-A1 6.20% 07/15/2056 408,254
884,909 Series
2024-5YR7-A1 5.82% 06/15/2057 905,373

Annual Report
|
September 30, 2024

The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
1,967,818 Series
2024-5YR8-A1 5.19% 08/15/2057 2,000,124
1,000,000 Series
2024-5YR9-A3 5.61% 08/15/2057 1,044,254
BANK5 Trust ,
1,845,192 Series
2024-5YR6-A1 5.86% 05/15/2057 1,896,890
BBCMS Mortgage Trust ,
98,129 Series 2017-C1-ASB 3.49% 02/15/2050 96,957
575,596 Series 2023-C19-A1 5.70% 04/15/2056 584,238
910,556 Series 2023-C22-A1 6.36% 11/15/2056 947,985
792,020 Series
2024-5C25-A1 5.49% 03/15/2057 813,001
2,500,000 Series
2024-5C29-A3 5.21% 09/15/2057 2,572,187
2,022,598 Series 2024-C24-A1 5.23% 02/15/2057 2,047,514
2,118,248 Series 2024-C28-A1 4.91% 09/15/2057 2,139,340
BBCMS Trust ,
550,000 Series 2018-CBM-A
(CME Term SOFR
1 Month + 1.30%,
1.25% Floor) 6.39%
(a)
07/15/2037 545,267
Benchmark Mortgage Trust ,
86,620 Series 2018-B2-A2 3.66% 02/15/2051 85,283
1,379,000 Series 2019-B13-A3 2.70% 08/15/2057 1,272,392
599,999 Series
2019-B13-ASB 2.89% 08/15/2057 577,487
12,893,387 Series 2019-B14-XA 0.89%
(b)(c)
12/15/2062 292,070
1,800,000 Series 2019-B15-A2 2.91% 12/15/2072 1,743,728
67,896 Series 2020-B21-A1 0.54% 12/17/2053 67,024
329,234 Series 2023-V2-A1 5.85% 05/15/2055 332,056
14,069,939 Series 2023-V2-XA 1.22%
(b)(c)
05/15/2055 426,944
230,000 Series 2024-V10-A1 4.48% 10/15/2029 230,084
2,000,000 Series 2024-V10-A3 5.28% 10/15/2029 2,061,524
323,069 Series 2024-V5-A1 5.32% 01/10/2057 327,997
1,650,000 Series 2024-V7-A1 5.63% 05/15/2056 1,706,120
968,903 Series 2024-V8-A1 5.51% 07/15/2057 989,520
2,000,000 Series 2024-V9-A3 5.60% 08/15/2057 2,077,770
BMARK ,
652,467 Series 2023-V4-A1 6.45% 11/15/2056 674,535
BMO Mortgage Trust ,
448,159 Series 2022-C1-A1 2.20% 02/15/2055 435,698
120,153 Series 2022-C3-A1 5.43%
(b)
09/15/2054 120,573
501,326 Series 2023-5C2-A1 6.80% 11/15/2056 518,672
82,876 Series 2023-C4-A1 5.29% 02/15/2056 83,414
1,523,108 Series 2023-C5-A1 5.74% 06/15/2056 1,547,342
1,602,353 Series 2023-C7-A1 5.90% 12/15/2056 1,646,840
85,000 Series 2024-5C3-A1 5.14% 02/15/2057 86,605
1,900,688 Series 2024-5C4-A1 6.02% 05/15/2057 1,956,403
2,211,373 Series 2024-5C5-A1 5.20% 02/15/2057 2,235,748
2,000,000 Series 2024-5C6-A3 5.32% 09/15/2057 2,061,351
1,522,164 Series 2024-C9-A1 5.48% 07/15/2057 1,555,470
BX Commercial Mortgage Trust ,
409,752 Series 2019-IMC-A
(CME Term SOFR
1 Month + 1.05%,
1.00% Floor) 6.14%
(a)
04/15/2034 405,427
1,906,012 Series 2020-VKNG-A
(CME Term SOFR
1 Month + 1.04%,
0.93% Floor) 6.14%
(a)
10/15/2037 1,901,863
607,423 Series 2021-21M-A
(CME Term SOFR
1 Month + 0.84%,
0.73% Floor) 5.94%
(a)
10/15/2036 603,596
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
563,239 Series 2021-ACNT-A
(CME Term SOFR
1 Month + 0.96%,
0.85% Floor) 6.06%
(a)
11/15/2038 560,420
1,240,442 Series 2021-CIP-B
(CME Term SOFR
1 Month + 1.39%,
1.27% Floor) 6.48%
(a)
12/15/2038 1,230,736
1,759,000 Series 2021-VOLT-B
(CME Term SOFR
1 Month + 1.06%,
0.95% Floor) 6.16%
(a)
09/15/2036 1,743,773
1,800,909 Series 2021-XL2-A
(CME Term SOFR
1 Month + 0.80%,
0.69% Floor) 5.90%
(a)
10/15/2038 1,787,329
1,000,000 Series 2024-AIR2-C
(CME Term SOFR
1 Month + 2.24%,
2.24% Floor) 7.34%
(a)
10/15/2041 1,002,429
BX Trust ,
2,020,065 Series 2021-BXMF-B
(CME Term SOFR
1 Month + 1.16%,
1.04% Floor) 6.25%
(a)
10/15/2026 2,000,240
CEDR Commercial Mortgage Trust ,
1,000,000 Series 2022-SNAI-A
(CME Term SOFR
1 Month + 0.99%,
0.99% Floor) 6.08%
(a)
02/15/2039 954,215
Citigroup Commercial Mortgage Trust ,
402,979 Series
2015-GC27-A5 3.14% 02/10/2048 401,465
999,938 Series 2015-P1-A4 3.46% 09/15/2048 991,537
500,000 Series 2015-P1-A5 3.72% 09/15/2048 494,721
298,179 Series 2016-C1-A3 2.94% 05/10/2049 291,292
1,250,000 Series 2016-P4-A4 2.90% 07/10/2049 1,208,700
890,901 Series 2017-P7-A3 3.44% 04/14/2050 868,435
1,485,000 Series
2019-GC43-AAB 2.96% 11/10/2052 1,434,513
42,203 Series
2020-GC46-A1 1.85% 02/15/2053 41,914
Commercial Mortgage Trust ,
1,250,000 Series
2015-CR25-A4 3.76% 08/10/2048 1,237,282
320,000 Series
2015-LC21-A4 3.71% 07/10/2048 317,317
600,000 Series 2015-PC1-A5 3.90% 07/10/2050 596,104
2,500,000 Series
2016-COR1-A4 3.09% 10/10/2049 2,412,769
CORE Mortgage Trust ,
140,327 Series 2019-CORE-B
(CME Term SOFR
1 Month + 1.15%,
1.10% Floor) 6.24%
(a)
12/15/2031 137,257
CSAIL Commercial Mortgage Trust ,
741,885 Series 2015-C3-A3 3.45% 08/15/2048 734,695
49,441 Series 2020-C19-A1 1.30% 03/15/2053 48,854
CSMC Trust ,
1,600,000 Series
2016-NXSR-A4 3.79%
(b)
12/15/2049 1,568,699
DBCG Mortgage Trust ,
1,135,356 Series 2017-BBG-A
(US Prime Rate +
0.00%) 8.50%
(a)
06/15/2034 1,135,458

DoubleLine ETF Trust
Schedule of Investments DoubleLine Commercial Real Estate ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
September 30, 2024
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
DBJPM Mortgage Trust ,
1,385,000 Series 2016-C3-A5 2.89% 08/10/2049 1,337,004
470,956 Series 2020-C9-A2 1.90% 08/15/2053 449,555
2,250,000 Series 2020-C9-A3 1.88% 08/15/2053 2,008,221
Del Amo Fashion Center Trust ,
1,500,000 Series 2017-AMO-A 3.76%
(a)(b)
06/05/2035 1,424,029
Extended Stay America Trust ,
1,470,208 Series 2021-ESH-B
(CME Term SOFR
1 Month + 1.49%,
1.38% Floor) 6.59%
(a)
07/15/2038 1,468,490
GS Mortgage Securities Trust ,
350,720 Series
2013-GC13-AS 4.00%
(a)(b)
07/10/2046 335,773
200,000 Series 2015-GC28-B 3.98% 02/10/2048 197,799
1,000,000 Series
2015-GC34-A4 3.51% 10/10/2048 975,210
236,237 Series
2019-GC39-A3 3.31% 05/10/2052 223,069
200,000 Series
2019-GSA1-AAB 2.99% 11/10/2052 192,790
HPLY Trust ,
820,108 Series 2019-HIT-A
(CME Term SOFR
1 Month + 1.11%,
1.00% Floor) 6.23%
(a)
11/15/2036 819,386
HTL Commercial Mortgage Trust ,
2,000,000 Series 2024-T53-A 6.07%
(a)(b)
05/10/2039 2,045,806
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
2,074,832 Series 2016-JP2-A3 2.56% 08/15/2049 2,015,997
618,086 Series 2016-JP3-A4 2.63% 08/15/2049 598,302
JPMBB Commercial Mortgage Securities Trust ,
629,176 Series 2015-C30-A4 3.55% 07/15/2048 622,958
500,634 Series 2015-C31-A3 3.80% 08/15/2048 493,909
680,000 Series 2015-C32-A5 3.60% 11/15/2048 665,150
590,000 Series 2015-C33-AS 4.02% 12/15/2048 578,283
JPMCC Commercial Mortgage Securities Trust ,
380,671 Series 2017-JP5-A4 3.46% 03/15/2050 370,028
1,640,000 Series 2017-JP5-A5 3.72% 03/15/2050 1,598,873
2,000,000 Series
2019-COR5-A3 3.12% 06/13/2052 1,881,375
JPMDB Commercial Mortgage Securities Trust ,
562,141 Series 2018-C8-A3 3.94% 06/15/2051 551,286
LCCM Trust ,
538,125 Series
2017-LC26-A3 3.29%
(a)
07/12/2050 521,664
LUXE Trust ,
487,377 Series 2021-TRIP-B
(CME Term SOFR
1 Month + 1.51%,
1.40% Floor) 6.61%
(a)
10/15/2038 487,185
MF1 Multifamily Housing Mortgage Loan Trust ,
1,500,000 Series 2021-FL5-B
(CME Term SOFR
1 Month + 1.56%,
1.56% Floor) 6.65%
(a)
07/15/2036 1,495,436
Morgan Stanley Bank of America Merrill Lynch Trust ,
1,000,000 Series 2015-C23-AS 4.00%
(b)
07/15/2050 986,783
Morgan Stanley Capital I ,
1,337,384 Series 2017-HR2-A3 3.33% 12/15/2050 1,294,712
Morgan Stanley Capital I Trust ,
1,000,000 Series
2016-UBS9-A4 3.59% 03/15/2049 978,340
8,105,130 Series 2019-L2-XA 1.17%
(b)(c)
03/15/2052 294,455
1,000,000 Series 2024-NSTB-A 3.90%
(a)(b)
07/20/2032 973,175
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
MSWF Commercial Mortgage Trust ,
163,763 Series 2023-1-A1 5.54% 05/15/2056 165,864
1,351,677 Series 2023-2-A1 5.96% 12/15/2056 1,381,123
UBS Commercial Mortgage Trust ,
391,905 Series 2018-C13-A3 4.07% 10/15/2051 387,813
1,600,366 Series 2018-C8-A3 3.72% 02/15/2051 1,565,790
Wells Fargo Commercial Mortgage Trust ,
726,266 Series
2014-LC18-A4 3.15% 12/15/2047 722,765
62,893 Series 2015-C27-A4 3.19% 02/15/2048 62,549
1,000,000 Series 2015-C27-A5 3.45% 02/15/2048 992,534
1,250,000 Series 2015-C30-A4 3.66% 09/15/2058 1,236,585
1,000,000 Series
2015-LC22-A4 3.84% 09/15/2058 988,891
328,000 Series
2015-NXS3-AS 3.97%
(b)
09/15/2057 323,119
1,000,000 Series 2015-P2-A4 3.81% 12/15/2048 989,044
745,461 Series
2016-BNK1-A2 2.40% 08/15/2049 718,210
1,080,000 Series
2016-BNK1-A3 2.65% 08/15/2049 1,034,376
725,000 Series 2016-C33-A4 3.43% 03/15/2059 712,447
1,250,000 Series 2016-C34-A4 3.10% 06/15/2049 1,210,005
2,448,048 Series 2019-C50-A4 3.47% 05/15/2052 2,353,600
500,000 Series 2019-C53-A3 2.79% 10/15/2052 464,529
1,000,000 Series 2019-JWDR-C 3.14%
(a)(b)
09/15/2031 961,813
1,661,633 Series 2024-5C1-A1 5.23% 07/15/2057 1,685,690
2,470,130 Series 2024-C63-A1 4.89% 08/15/2057 2,499,575
WFRBS Commercial Mortgage Trust ,
115,732 Series 2013-C14-AS 3.49% 06/15/2046 112,072
43,384 Series 2014-C22-A5 3.75% 09/15/2057 42,914
Total Non-Agency Commercial Mortgage
Backed Obligations
(Cost $125,383,938) 127,373,321
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS 11.9%
FHLMC ,
2,015,684 Pool WN2001 3.26% 09/01/2027 1,975,087
FHLMC Multifamily Structured Pass-Through Certificates ,
2,141,727 Series K089-A1 3.34% 10/25/2028 2,109,044
4,000,000 Series K518-A2 5.40% 01/25/2029 4,210,958
3,000,000 Series K741-A2 1.60% 12/25/2027 2,792,285
FNMA ,
3,186,708 Pool AN4952 3.18% 04/01/2027 3,123,861
3,186,707 Pool AN5139 3.13% 04/01/2027 3,121,611
3,500,000 Pool BL2869 2.79% 07/01/2029 3,316,073
4,500,000 Pool BZ1029 4.93% 06/01/2029 4,659,522
Total US Government and Agency Mortgage
Backed Obligations
(Cost $25,418,738) 25,308,441

Annual Report
|
September 30, 2024

The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
SHORT TERM INVESTMENTS 1.5%
1,593,636 JPMorgan U.S.
Government
Money Market
Fund - Class IM 4.86%
(d)
1,593,636
1,593,636 Morgan Stanley
Institutional
Liquidity Funds
Government
Portfolio -
Institutional Share
Class 4.83%
(d)
1,593,636
Total Short Term Investments
(Cost $3,187,272) 3,187,272
Total Investments 100.0%
(Cost $210,514,054) 212,848,892
Liabilities in Excess of Other Assets (0.0)%
(e)
(18,082)
NET ASSETS 100.0% $212,830,810
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
(b) Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(c) Interest only security.
(d) Seven-day yield as of period end.
(e) Represents less than 0.05% of net assets.
Abbreviations:
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
SOFR Secured Overnight Financing Rate

Schedule of Investments DoubleLine Mortgage ETF
September 30, 2024

DoubleLine ETF Trust
The accompanying notes are an integral part of these financial statements.
P RINCIPAL
A MOUNT
$/S HARES
S ECURITY
D ESCRIPTION R ATE M ATURITY V ALUE $
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS 14.0%
CIM Trust ,
837,586 Series 2023-R4-A1 5.00%
(a)(b)
05/25/2062 838,252
COLT Mortgage Loan Trust ,
1,500,000 Series 2024-5-A2 5.38%
(b)(c)
08/25/2069 1,513,608
Connecticut Avenue Securities Trust ,
758,662 Series 2023-R07-
2M1 (SOFR 30
Day Average +
1.95%) 7.21%
(b)
09/25/2043 764,239
2,000,000 Series 2024-R01-
1M2 (SOFR 30
Day Average +
1.80%, 1.80%
Floor) 7.08%
(b)
01/25/2044 2,025,481
1,500,000 Series 2024-R02-
1M2 (SOFR 30
Day Average +
1.80%, 1.80%
Floor) 7.08%
(b)
02/25/2044 1,510,970
3,000,000 Series 2024-R05-
2M2 (SOFR 30
Day Average +
1.70%, 1.90%
Floor) 6.98%
(b)
07/25/2044 3,010,685
CSMC Trust ,
886,501 Series 2018-RPL9-A 3.85%
(a)(b)
09/25/2057 862,015
983,635 Series
2021-RPL3-A1 2.00%
(a)(b)
01/25/2060 878,417
Deephaven Residential Mortgage Trust ,
795,898 Series 2022-2-A1 4.30%
(a)(b)
03/25/2067 779,238
FHLMC STACR REMIC Trust ,
1,000,000 Series 2022-DNA3-
M1B (SOFR 30
Day Average +
2.90%) 8.18%
(b)
04/25/2042 1,035,514
1,359,957 Series 2023-HQA2-
M1A (SOFR 30
Day Average +
2.00%) 7.28%
(b)
06/25/2043 1,367,700
6,000,000 Series
2024-DNA1-M2
(SOFR 30 Day
Average + 1.95%) 7.23%
(b)
02/25/2044 6,044,422
6,000,000 Series
2024-HQA1-M2
(SOFR 30 Day
Average + 2.00%) 7.28%
(b)
03/25/2044 6,040,167
New Residential Mortgage Loan Trust ,
5,202,248 Series
2024-NQM1-A1 6.13%
(b)(c)
03/25/2064 5,288,768
OBX Trust ,
1,256,905 Series
2023-NQM10-A1 6.46%
(b)(c)
10/25/2063 1,278,328
768,821 Series
2023-NQM3-A1 5.95%
(b)(c)
02/25/2063 776,654
1,558,054 Series
2023-NQM5-A1A 6.57%
(b)(c)
06/25/2063 1,584,248
1,748,570 Series
2024-NQM1-A2 6.25%
(b)(c)
11/25/2063 1,768,463
916,513 Series
2024-NQM4-A1 6.07%
(b)(c)
01/25/2064 931,128
1,857,081 Series
2024-NQM6-A1 6.45%
(b)(c)
02/25/2064 1,899,713
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Verus Securitization Trust ,
1,491,126 Series 2023-5-A1 6.48%
(b)(c)
06/25/2068 1,513,537
820,871 Series 2023-7-A1 7.07%
(b)(c)
10/25/2068 842,678
1,678,983 Series 2023-8-A1 6.26%
(b)(c)
12/25/2068 1,707,331
895,248 Series
2023-INV3-A1 6.88%
(a)(b)
11/25/2068 918,130
1,729,916 Series 2024-1-A2 5.92%
(b)(c)
01/25/2069 1,740,257
Total Non-Agency Residential Collateralized
Mortgage Obligations
(Cost $46,327,245) 46,919,943
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS 96.5%
FHLMC REMICS ,
2,048,160 Series 4631-GF
(SOFR 30 Day
Average + 0.61%,
0.50% Floor,
6.50% Cap) 5.96% 11/15/2046 2,034,579
1,304,291 Series 5008-DI 3.00%
(d)
09/25/2050 179,330
7,502,100 Series 5020-IH 3.00%
(d)
08/25/2050 1,282,945
6,312,744 Series 5083-IH 2.50%
(d)
03/25/2051 981,490
3,133,982 Series 5092-FK
(SOFR 30 Day
Average + 0.70%,
0.70% Floor,
4.00% Cap) 4.00% 03/25/2051 2,609,443
6,057,890 Series 5188-IA 3.00%
(d)
02/25/2052 948,920
9,314,557 Series 5377- 2.50%
(d)
12/25/2051 1,155,054
FHLMC STRIPS ,
6,907,901 Series 389-C19 2.50%
(d)
04/15/2052 1,097,573
FHLMC UMBS ,
5,773,436 Pool QH2160 6.00% 10/01/2053 6,061,078
5,342,166 Pool RA2853 2.50% 06/01/2050 4,661,134
2,386,519 Pool SD2912 5.00% 05/01/2053 2,403,627
2,022,722 Pool SD3139 3.50% 07/01/2052 1,886,928
4,069,892 Pool SD3354 5.00% 06/01/2053 4,074,230
2,802,349 Pool SD3745 6.00% 09/01/2053 2,897,366
4,702,169 Pool SD4296 2.00% 02/01/2052 3,944,467
4,818,162 Pool SD4650 5.00% 01/01/2054 4,851,960
4,663,257 Pool SD4794 6.50% 01/01/2054 4,950,207
2,788,402 Pool SD4888 6.00% 02/01/2054 2,890,621
7,088,187 Pool SD5525 5.50% 06/01/2054 7,266,570
9,613,464 Pool SD5573 3.00% 08/01/2052 8,754,801
2,879,481 Pool SD5617 6.00% 06/01/2054 2,992,695
2,291,443 Pool SD5726 3.00% 07/01/2052 2,071,366
4,810,465 Pool SD5968 6.00% 07/01/2054 4,974,643
10,895,019 Pool SD7512 3.00% 02/01/2050 9,948,781
11,292,194 Pool SD7535 2.50% 02/01/2051 9,920,047
6,254,365 Pool SD7550 3.00% 02/01/2052 5,732,808
8,556,888 Pool SD7553 3.00% 03/01/2052 7,794,289
4,785,728 Pool SD7565 5.50% 09/01/2053 4,909,893
7,114,038 Pool SD7567 5.50% 02/01/2054 7,337,891
12,740,321 Pool SD8182 2.00% 12/01/2051 10,542,250
2,900,286 Pool SD8288 5.00% 01/01/2053 2,903,079
FNMA REMICS ,
1,278,930 Series 2017-99-PY 4.00% 12/25/2047 1,225,412
3,618,889 Series 2021-3-NI 2.50%
(d)
02/25/2051 521,758
5,747,605 Series 2021-88-KI 3.50%
(d)
03/25/2046 973,450
5,888,046 Series 2021-94- 3.00%
(d)
01/25/2052 1,023,515
5,176,446 Series 2023-51-BI 3.50%
(d)
04/25/2053 987,091
5,752,206 Series 2024-9-BI 3.00%
(d)
03/25/2051 1,000,553
FNMA STRIPS ,
9,138,614 Series 427-C84 3.50%
(d)
11/25/2040 1,310,675
7,124,424 Series 437-C8 2.50%
(d)
06/25/2052 1,096,587

Annual Report
|
September 30, 2024

The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
FNMA UMBS ,
7,247,133 Pool CA6032 2.50% 06/01/2050 6,372,759
11,316,378 Pool CA7028 2.50% 09/01/2050 9,956,872
2,842,598 Pool CB7781 5.50% 01/01/2054 2,881,416
1,884,934 Pool CB8020 6.50% 02/01/2054 1,947,792
7,355,041 Pool CB8501 6.00% 05/01/2054 7,720,389
5,841,884 Pool FM7529 3.00% 05/01/2051 5,316,841
6,114,508 Pool FS0984 3.00% 04/01/2052 5,570,644
3,934,353 Pool FS2040 2.00% 02/01/2052 3,261,491
4,745,955 Pool FS2141 3.50% 06/01/2052 4,453,883
2,774,569 Pool FS5704 2.00% 04/01/2052 2,317,787
5,451,319 Pool FS6476 2.50% 11/01/2051 4,785,150
3,833,641 Pool FS7114 5.50% 02/01/2054 3,940,168
6,976,303 Pool FS7738 6.00% 03/01/2054 7,323,908
6,050,995 Pool FS7819 2.00% 03/01/2052 5,079,088
7,919,346 Pool FS8660 5.50% 08/01/2054 8,138,199
9,696,000 Pool FS9026 5.50% 09/01/2053 9,935,348
3,627,789 Pool MA3357 4.00% 05/01/2048 3,530,082
11,608,824 Pool MA4256 2.50% 02/01/2051 10,107,142
4,679,698 Pool MA4492 2.00% 12/01/2051 3,881,305
3,706,982 Pool MA4733 4.50% 09/01/2052 3,647,497
458,425 Pool MA5038 5.00% 06/01/2053 458,594
2,695,459 Pool MA5039 5.50% 06/01/2053 2,727,902
FNMA/FHLMC UMBS, 30 Year, Single Family ,
6,094,000 Pool 3.00%
(e)
11/25/2054 5,476,737
3,225,000 Pool 5.50%
(e)
11/25/2054 3,262,596
31,896,000 Pool 6.00%
(e)
11/25/2054 32,599,880
GNMA ,
962,500 Series 2016-116-DF
(CME Term SOFR
1 Month + 0.51%,
0.40% Floor,
6.50% Cap) 5.48% 09/20/2046 952,253
1,362,350 Series 2019-31-GF
(CME Term SOFR
1 Month + 0.56%,
0.45% Floor,
6.50% Cap) 5.53% 03/20/2049 1,351,750
7,729,596 Series 2020-126-KI 2.50%
(d)
08/20/2050 1,088,089
17,156,472 Series 2020-151-MI 2.50%
(d)
10/20/2050 2,507,434
3,457,339 Series 2020-153-CI 2.50%
(d)
10/20/2050 460,856
6,653,931 Series 2020-160-VI 2.50%
(d)
10/20/2050 938,021
10,430,739 Series 2020-167-WI 4.00%
(d)
08/20/2046 1,652,552
2,836,104 Series 2020-17-IG 3.00%
(d)
02/20/2050 453,173
7,787,610 Series 2020-173-MI 2.50%
(d)
11/20/2050 1,115,018
3,904,686 Series 2020-183-JI 2.50%
(d)
11/20/2050 585,244
9,722,370 Series 2020-188-BI 2.50%
(d)
12/20/2050 1,434,874
5,889,708 Series 2020-51-ID 3.50%
(d)
04/20/2050 1,104,038
6,706,040 Series 2021-115-MI 2.50%
(d)
05/20/2051 745,040
8,789,487 Series 2021-140-IH 2.50%
(d)
08/20/2051 1,248,710
2,096,197 Series 2021-142- 3.00%
(d)
08/20/2051 339,312
3,905,311 Series 2021-206-AI 3.50%
(d)
11/20/2051 700,448
6,052,125 Series 2021-57-JI 3.00%
(d)
03/20/2051 974,465
8,144,510 Series 2021-77-IW 2.50%
(d)
12/20/2050 1,110,161
6,771,862 Series 2022-207- 3.00%
(d)
08/20/2051 1,089,125
7,919,083 Series 2022-83- 2.50%
(d)
11/20/2051 1,120,332
5,079,649 Series 2023-24-IH 3.50%
(d)
07/20/2051 954,070
5,970,960 Series 2024-24-BI 3.00%
(d)
12/20/2051 972,561
8,829,560 Series 2024-61-IA 2.50%
(d)
02/20/2051 1,267,977
8,684,929 Series 2024-79-CI 3.50%
(d)
02/20/2052 1,449,763
Total US Government and Agency Mortgage
Backed Obligations
(Cost $317,113,706) 322,507,842
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
SHORT TERM INVESTMENTS 4.1%
6,911,751 JPMorgan U.S.
Government
Money Market
Fund - Class IM 4.86%
(f)
6,911,751
6,911,751 Morgan Stanley
Institutional
Liquidity Funds
Government
Portfolio -
Institutional Share
Class 4.83%
(f)
6,911,751
Total Short Term Investments
(Cost $13,823,502) 13,823,502
Total Investments 114.6%
(Cost $377,264,453) 383,251,287
Liabilities in Excess of Other Assets (14.6)% (48,959,147)
NET ASSETS 100.0% $334,292,140

DoubleLine ETF Trust
Schedule of Investments DoubleLine Mortgage ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
September 30, 2024
(a) Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
(c) Step bond; coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(d) Interest only security.
(e) Represents or includes a TBA transaction.
(f) Seven-day yield as of period end.
Abbreviations:
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage Backed Securities
STACR Structured Agency Credit Risk
REMIC Real Estate Mortgage Investment Conduit
Futures Contracts
Description Long/Short
Contract
Quantity
Expiration
Date
Notional
Amount
(1)
Unrealized
Appreciation
(Depreciation) /
Value
U.S. Treasury 10 Year Ultra Bond Short (60) 12/19/2024 $ (7,097,813) $ 67,224
U.S. Treasury Ultra Bond Long 17 12/19/2024 2,262,594 (14,100)
U.S. Treasury 5 Year Note Long 185 12/31/2024 20,328,320 (40,033)
U.S. Treasury 2 Year Note Long 130 12/31/2024 27,071,484 (60,563)
U.S. Treasury Long Bond Long 246 12/19/2024 30,550,125 (236,264)
$(283,736)
(1) Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.

Schedule of Investments DoubleLine Commodity Strategy ETF (Consolidated)
September 30, 2024
Annual Report
|
September 30, 2024

The accompanying notes are an integral part of these financial statements.
P RINCIPAL
A MOUNT
$/S HARES
S ECURITY
D ESCRIPTION R ATE M ATURITY V ALUE $
SHORT TERM INVESTMENTS 100.8%
434,662 JPMorgan U.S.
Government
Money Market
Fund - Class IM 4.86%
(a)(b)
434,662
434,662 Morgan Stanley
Institutional
Liquidity Funds
Government
Portfolio -
Institutional Share
Class 4.83%
(a)(b)
434,662
2,000,000 U.S. Treasury Bills 0.00%
(b)
10/10/2024 1,997,680
2,000,000 U.S. Treasury Bills 0.00%
(b)
11/05/2024 1,990,999
12,600,000 U.S. Treasury Bills 0.00%
(b)(c)
12/24/2024 12,467,827
Total Short Term Investments
(Cost $17,316,259) 17,325,830
Total Investments 100.8%
(Cost $17,316,259) 17,325,830
Liabilities in Excess of Other Assets (0.8)% (135,140)
NET ASSETS 100.0% $17,190,690
(a) Seven-day yield as of period end.
(b) All or a portion of this security is owned by DoubleLine Commodity ETF Ltd., which is a wholly-owned subsidiary of the DoubleLine Commodity
Strategy ETF.
(c) All or a portion of this security was pledged as collateral. The total value of pledged collateral was $343,358, which represented 2.00% of the net assets of the fund.
Excess Return Swaps
Reference Entity Counterparty Long/Short
Financing
Rate
Payment
Frequency
Termination
Date
Notional
Amount Value
Upfront
Premiums
Paid/
(Received)
Unrealized
Appreciation
(Depreciation)
Barclays Backwardation Tilt
Multi-Strategy Index
(1)(2)
Barclays Bank Plc Long 0.25% Termination 10/23/2024 $ 14,400,000 $ (98,073) $ — $ (98,073)
Barclays Backwardation Tilt
Multi-Strategy Index
(1)(2)
Barclays Bank Plc Long 0.25% Termination 10/23/2024 3,000,000 (33,780) — (33,780)
$(131,853) $— $(131,853)
(1) All or a portion of this security is owned by DoubleLine Commodity ETF Ltd., which is a wholly-owned subsidiary of the DoubleLine Commodity
Strategy ETF.
(2) Barclays Backwardation Tilt Multi-Strategy Index seeks to capture two sources of potential outperformance in commodity futures markets. The first source of potential outperformance comes through selecting, for each relevant commodity, the eligible futures contract that is expected to offer the best outperformance relative to the front-month contract rolling exposure used by the Bloomberg Commodity Index. This is achieved through the use of certain futures contract selection methodologies referred to together as “Multi-Strategy.” These Multi-Strategy methodologies select a futures contract for each commodity that may differ from the futures contract selected by the Bloomberg Commodity Index, based on the factors described above including carry, seasonality and momentum. The second source of potential outperformance comes through overweighting
(relative to the weightings in the Bloomberg Commodity Index) the exposure of the Barclays Index to the futures contracts of commodities that exhibit the highest degree of backwardation in the term structures of their futures contracts, while simultaneously underweighting the exposure to the futures contracts of commodities that exhibit a lower degree of backwardation. Historically, the commodities with a higher degree of backwardation have generally had better historical average performance than the commodities with a lower degree of backwardation. Information on the index constituents as of period end, is available on the Barclays Capital, Inc. website at https://indices.cib.barclays/IM/12/en/indices/
details.app;ticker=BXCS1496.

Schedule of Investments DoubleLine Fortune 500 Equal Weight ETF
September 30, 2024

DoubleLine ETF Trust
The accompanying notes are an integral part of these financial statements.
SHARES SECURITY DESCRIPTION VALUE $
COMMON STOCKS 99.4%
AEROSPACE & DEFENSE 1.9%
170 Boeing Co. (The)
(a)
25,847
99 General Dynamics Corp. 29,918
169 General Electric Co. 31,869
104 Huntington Ingalls Industries, Inc. 27,496
126 L3Harris Technologies, Inc. 29,972
52 Lockheed Martin Corp. 30,397
57 Northrop Grumman Corp. 30,100
241 RTX Corp. 29,200
326 Textron, Inc. 28,877
263,676
AIR FREIGHT & LOGISTICS 1.1%
285 CH Robinson Worldwide, Inc. 31,455
240 Expeditors International of Washington, Inc. 31,536
99 FedEx Corp. 27,094
597 GXO Logistics, Inc.
(a)
31,086
232 United Parcel Service, Inc. - Class B 31,631
152,802
AUTOMOBILE COMPONENTS 1.0%
290 Autoliv, Inc. (Sweden) 27,077
868 BorgWarner, Inc. 31,500
2,643 Dana, Inc. 27,910
3,386 Goodyear Tire & Rubber Co. (The)
(a)
29,966
253 Lear Corp. 27,615
144,068
AUTOMOBILES 0.9%
2,652 Ford Motor Co. 28,005
596 General Motors Co. 26,725
142 Tesla, Inc.
(a)
37,151
276 Thor Industries, Inc. 30,330
122,211
BANKS 3.1%
733 Bank of America Corp. 29,085
477 Citigroup, Inc. 29,860
687 Citizens Financial Group, Inc. 28,215
698 Fifth Third Bancorp 29,902
15 First Citizens BancShares, Inc. - Class A 27,614
1,988 Huntington Bancshares, Inc. 29,224
132 JPMorgan Chase & Co. 27,834
1,746 KeyCorp 29,246
173 M&T Bank Corp. 30,815
2,705 New York Community Bancorp, Inc. 30,377
160 PNC Financial Services Group, Inc. (The) 29,576
1,266 Regions Financial Corp. 29,536
670 Truist Financial Corp. 28,656
633 US Bancorp 28,947
513 Wells Fargo & Co. 28,979
437,866
BEVERAGES 1.3%
410 Coca-Cola Co. (The) 29,463
123 Constellation Brands, Inc. - Class A 31,696
816 Keurig Dr Pepper, Inc. 30,584
549 Molson Coors Beverage Co. - Class B 31,578
625 Monster Beverage Corp.
(a)
32,605
171 PepsiCo, Inc. 29,079
185,005
BIOTECHNOLOGY 1.2%
151 AbbVie, Inc. 29,819
89 Amgen, Inc. 28,677
144 Biogen, Inc.
(a)
27,913
SHARES SECURITY DESCRIPTION VALUE $
372 Gilead Sciences, Inc. 31,188
25 Regeneron Pharmaceuticals, Inc.
(a)
26,281
60 Vertex Pharmaceuticals, Inc.
(a)
27,905
171,783
BROADLINE RETAIL 1.6%
172 Amazon.com, Inc.
(a)
32,049
1,334 Coupang, Inc. (South Korea)
(a)
32,749
502 eBay, Inc. 32,685
1,488 Kohl's Corp. 31,397
1,884 Macy's, Inc. 29,560
1,345 Nordstrom, Inc. 30,249
48,913 Qurate Retail, Inc.
(a)
29,842
218,531
BUILDING PRODUCTS 1.1%
169 Builders FirstSource, Inc.
(a)
32,762
413 Carrier Global Corp. 33,242
372 Masco Corp. 31,226
176 Owens Corning 31,068
243 UFP Industries, Inc. 31,884
160,182
CAPITAL MARKETS 3.5%
67 Ameriprise Financial, Inc. 31,476
437 Bank of New York Mellon Corp. (The) 31,403
33 BlackRock, Inc. 31,334
455 Charles Schwab Corp. (The) 29,489
1,483 Franklin Resources, Inc. 29,882
58 Goldman Sachs Group, Inc. (The) 28,716
232 Interactive Brokers Group, Inc. - Class A 32,331
184 Intercontinental Exchange, Inc. 29,558
498 Jefferies Financial Group, Inc. 30,652
133 LPL Financial Holdings, Inc. 30,940
287 Morgan Stanley 29,917
329 Northern Trust Corp. 29,620
249 Raymond James Financial, Inc. 30,493
58 S&P Global, Inc. 29,964
342 State Street Corp. 30,257
361 StoneX Group, Inc.
(a)
29,559
485,591
CHEMICALS 3.1%
106 Air Products and Chemicals, Inc. 31,561
320 Albemarle Corp. 30,307
226 Celanese Corp. - Class A 30,727
517 Corteva, Inc. 30,394
546 Dow, Inc. 29,828
354 DuPont de Nemours, Inc. 31,545
291 Eastman Chemical Co. 32,578
118 Ecolab, Inc. 30,129
286 International Flavors & Fragrances, Inc. 30,010
1,026 Mosaic Co. (The) 27,476
229 PPG Industries, Inc. 30,333
257 RPM International, Inc. 31,097
81 Sherwin-Williams Co. (The) 30,915
203 Westlake Corp. 30,509
427,409
COMMERCIAL SERVICES & SUPPLIES 0.8%
523 ABM Industries, Inc. 27,593
148 Cintas Corp. 30,471
143 Republic Services, Inc. 28,720
140 Waste Management, Inc. 29,064
115,848

Annual Report
|
September 30, 2024

The accompanying notes are an integral part of these financial statements.
SHARES SECURITY DESCRIPTION VALUE $
COMMUNICATIONS EQUIPMENT 0.4%
586 Cisco Systems, Inc. 31,187
67 Motorola Solutions, Inc. 30,125
61,312
CONSTRUCTION & ENGINEERING 1.1%
294 AECOM 30,361
76 EMCOR Group, Inc. 32,721
589 Fluor Corp.
(a)
28,101
265 MasTec, Inc.
(a)
32,622
108 Quanta Services, Inc. 32,200
156,005
CONSTRUCTION MATERIALS 0.2%
121 Vulcan Materials Co. 30,302
CONSUMER FINANCE 1.0%
691 Ally Financial, Inc. 24,593
113 American Express Co. 30,646
203 Capital One Financial Corp. 30,395
215 Discover Financial Services 30,162
591 Synchrony Financial 29,479
145,275
CONSUMER STAPLES DISTRIBUTION & RETAIL 3.4%
1,468 Albertsons Cos., Inc. - Class A 27,129
583 Andersons, Inc. (The) 29,232
370 BJ's Wholesale Club Holdings, Inc.
(a)
30,518
82 Casey's General Stores, Inc. 30,808
33 Costco Wholesale Corp. 29,255
341 Dollar General Corp. 28,838
344 Dollar Tree, Inc.
(a)
24,190
561 Kroger Co. (The) 32,145
391 Performance Food Group Co.
(a)
30,643
1,354 SpartanNash Co. 30,343
379 Sysco Corp. 29,585
192 Target Corp. 29,925
2,005 United Natural Foods, Inc.
(a)
33,724
497 US Foods Holding Corp.
(a)
30,566
3,172 Walgreens Boots Alliance, Inc. 28,421
387 Walmart, Inc. 31,250
476,572
CONTAINERS & PACKAGING 1.7%
134 Avery Dennison Corp. 29,582
472 Ball Corp. 32,054
434 Berry Global Group, Inc. 29,503
331 Crown Holdings, Inc. 31,736
998 Graphic Packaging Holding Co. 29,531
614 International Paper Co. 29,994
2,291 O-I Glass, Inc.
(a)
30,058
143 Packaging Corp. of America 30,802
243,260
DISTRIBUTORS 0.7%
820 A-Mark Precious Metals, Inc. 36,211
207 Genuine Parts Co. 28,914
705 LKQ Corp. 28,144
93,269
DIVERSIFIED TELECOMMUNICATION SERVICES 0.8%
1,489 AT&T, Inc. 32,758
5,706 Lumen Technologies, Inc.
(a)
40,512
713 Verizon Communications, Inc. 32,021
105,291
SHARES SECURITY DESCRIPTION VALUE $
ELECTRIC UTILITIES 3.2%
297 American Electric Power Co., Inc. 30,472
152 Constellation Energy Corp. 39,522
261 Duke Energy Corp. 30,093
341 Edison International 29,698
247 Entergy Corp. 32,508
443 Eversource Energy 30,146
778 Exelon Corp. 31,548
679 FirstEnergy Corp. 30,114
370 NextEra Energy, Inc. 31,276
357 NRG Energy, Inc. 32,523
1,508 PG&E Corp. 29,813
933 PPL Corp. 30,864
344 Southern Co. (The) 31,022
481 Xcel Energy, Inc. 31,409
441,008
ELECTRICAL EQUIPMENT 0.4%
282 Emerson Electric Co. 30,842
110 Rockwell Automation, Inc. 29,531
60,373
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 1.9%
440 Amphenol Corp. - Class A 28,670
217 Arrow Electronics, Inc.
(a)
28,824
536 Avnet, Inc. 29,110
132 CDW Corp. 29,872
700 Corning, Inc. 31,605
136 Insight Enterprises, Inc.
(a)
29,293
272 Jabil, Inc. 32,595
421 Sanmina Corp.
(a)
28,817
243 TD SYNNEX Corp. 29,179
267,965
ENERGY EQUIPMENT & SERVICES 0.6%
831 Baker Hughes Co. 30,040
936 Halliburton Co. 27,191
1,636 NOV, Inc. 26,127
83,358
ENTERTAINMENT 1.1%
196 Electronic Arts, Inc. 28,114
303 Live Nation Entertainment, Inc.
(a)
33,176
42 Netflix, Inc.
(a)
29,789
328 Walt Disney Co. (The) 31,550
3,803 Warner Bros Discovery, Inc.
(a)
31,375
154,004
FINANCIAL SERVICES 2.2%
63 Berkshire Hathaway, Inc. - Class B
(a)
28,996
440 Block, Inc. - Class A
(a)
29,537
699 Equitable Holdings, Inc. 29,379
362 Fidelity National Information Services, Inc. 30,318
170 Fiserv, Inc.
(a)
30,541
265 Global Payments, Inc. 27,141
61 Mastercard, Inc. - Class A 30,122
403 PayPal Holdings, Inc.
(a)
31,446
107 Visa, Inc. - Class A 29,420
424 Voya Financial, Inc. 33,589
300,489
FOOD PRODUCTS 2.8%
483 Archer-Daniels-Midland Co. 28,854
598 Campbell Soup Co. 29,254
949 Conagra Brands, Inc. 30,861
413 General Mills, Inc. 30,500
154 Hershey Co. (The) 29,534

DoubleLine ETF Trust
Schedule of Investments DoubleLine Fortune 500 Equal Weight ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
September 30, 2024
SHARES SECURITY DESCRIPTION VALUE $
917 Hormel Foods Corp. 29,069
221 Ingredion, Inc. 30,372
258 J M Smucker Co. (The) 31,245
367 Kellanova 29,621
837 Kraft Heinz Co. (The) 29,387
417 Mondelez International, Inc. - Class A 30,720
9 Seaboard Corp. 28,233
456 Tyson Foods, Inc. - Class A 27,159
384,809
GAS UTILITIES 0.2%
1,198 UGI Corp. 29,974
GROUND TRANSPORTATION 2.1%
356 Avis Budget Group, Inc. 31,181
868 CSX Corp. 29,972
9,058 Hertz Global Holdings, Inc.
(a)
29,891
171 JB Hunt Transport Services, Inc. 29,468
569 Knight-Swift Transportation Holdings, Inc. -
Class A 30,698
117 Norfolk Southern Corp. 29,075
207 Ryder System, Inc. 30,181
406 Uber Technologies, Inc.
(a)
30,515
116 Union Pacific Corp. 28,592
256 XPO, Inc.
(a)
27,523
297,096
HEALTH CARE EQUIPMENT & SUPPLIES 1.7%
262 Abbott Laboratories 29,871
770 Baxter International, Inc. 29,237
122 Becton Dickinson & Co. 29,414
366 Boston Scientific Corp.
(a)
30,671
349 GE HealthCare Technologies, Inc. 32,754
60 Intuitive Surgical, Inc.
(a)
29,476
82 Stryker Corp. 29,623
257 Zimmer Biomet Holdings, Inc. 27,743
238,789
HEALTH CARE PROVIDERS & SERVICES 4.2%
2,309 BrightSpring Health Services, Inc.
(a)
33,897
263 Cardinal Health, Inc. 29,067
124 Cencora, Inc. 27,910
376 Centene Corp.
(a)
28,305
82 Cigna Group (The) 28,408
5,374 Community Health Systems, Inc.
(a)
32,620
516 CVS Health Corp. 32,446
192 DaVita, Inc.
(a)
31,475
53 Elevance Health, Inc. 27,560
75 HCA Healthcare, Inc. 30,482
415 Henry Schein, Inc.
(a)
30,254
84 Humana, Inc. 26,606
128 Labcorp Holdings, Inc. 28,605
53 McKesson Corp. 26,204
84 Molina Healthcare, Inc.
(a)
28,943
1,837 Owens & Minor, Inc.
(a)
28,823
189 Quest Diagnostics, Inc. 29,342
180 Tenet Healthcare Corp.
(a)
29,916
50 UnitedHealth Group, Inc. 29,234
125 Universal Health Services, Inc. - Class B 28,626
588,723
HOTELS, RESTAURANTS & LEISURE 3.5%
252 Airbnb, Inc. - Class A
(a)
31,956
815 Aramark 31,565
8 Booking Holdings, Inc. 33,697
787 Caesars Entertainment, Inc.
(a)
32,849
SHARES SECURITY DESCRIPTION VALUE $
530 Chipotle Mexican Grill, Inc.
(a)
30,539
187 Darden Restaurants, Inc. 30,692
234 DoorDash, Inc. - Class A
(a)
33,399
208 Expedia Group, Inc.
(a)
30,788
135 Hilton Worldwide Holdings, Inc. 31,118
761 Las Vegas Sands Corp. 38,309
127 Marriott International, Inc. - Class A 31,572
102 McDonald's Corp. 31,060
786 MGM Resorts International
(a)
30,725
311 Starbucks Corp. 30,319
880 Yum China Holdings, Inc. (China) 39,617
488,205
HOUSEHOLD DURABLES 2.0%
157 DR Horton, Inc. 29,951
163 Lennar Corp. - Class A 30,559
191 Mohawk Industries, Inc.
(a)
30,690
4,084 Newell Brands, Inc. 31,365
3 NVR, Inc.
(a)
29,435
225 PulteGroup, Inc. 32,294
441 Taylor Morrison Home Corp. - Class A
(a)
30,985
206 Toll Brothers, Inc. 31,825
286 Whirlpool Corp. 30,602
277,706
HOUSEHOLD PRODUCTS 0.9%
187 Clorox Co. (The) 30,463
279 Colgate-Palmolive Co. 28,963
206 Kimberly-Clark Corp. 29,310
173 Procter & Gamble Co. (The) 29,964
118,700
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS 0.5%
1,714 AES Corp. (The) 34,383
349 Vistra Corp. 41,370
75,753
INDUSTRIAL CONGLOMERATES 0.4%
222 3M Co. 30,347
142 Honeywell International, Inc. 29,353
59,700
INDUSTRIAL REITS 0.2%
235 Prologis, Inc. 29,676
INSURANCE 5.0%
269 Aflac, Inc. 30,074
157 Allstate Corp. (The) 29,775
222 American Financial Group, Inc. 29,881
386 American International Group, Inc. 28,267
101 Arthur J Gallagher & Co. 28,418
150 Assurant, Inc. 29,829
217 Cincinnati Financial Corp. 29,538
498 Fidelity National Financial, Inc. 30,906
4,252 Genworth Financial, Inc. - Class A
(a)
29,126
255 Hartford Financial Services Group, Inc. (The) 29,991
914 Lincoln National Corp. 28,800
361 Loews Corp. 28,537
18 Markel Group, Inc.
(a)
28,234
130 Marsh & McLennan Cos., Inc. 29,002
384 MetLife, Inc. 31,672
828 Old Republic International Corp. 29,328
365 Principal Financial Group, Inc. 31,354
118 Progressive Corp. (The) 29,944
246 Prudential Financial, Inc. 29,791
135 Reinsurance Group of America, Inc. 29,412
130 Travelers Cos., Inc. (The) 30,436

Annual Report
|
September 30, 2024

The accompanying notes are an integral part of these financial statements.
SHARES SECURITY DESCRIPTION VALUE $
532 Unum Group 31,622
498 W R Berkley Corp. 28,252
682,189
INTERACTIVE MEDIA & SERVICES 0.5%
183 Alphabet, Inc. - Class A 30,351
57 Meta Platforms, Inc. - Class A 32,629
62,980
IT SERVICES 0.9%
383 Cognizant Technology Solutions Corp. - Class A 29,560
1,414 DXC Technology Co.
(a)
29,341
148 International Business Machines Corp. 32,719
1,249 Kyndryl Holdings, Inc.
(a)
28,702
120,322
LEISURE PRODUCTS 0.2%
350 Polaris, Inc. 29,134
LIFE SCIENCES TOOLS & SERVICES 0.6%
110 Danaher Corp. 30,583
117 IQVIA Holdings, Inc.
(a)
27,725
48 Thermo Fisher Scientific, Inc. 29,691
87,999
MACHINERY 2.9%
325 AGCO Corp. 31,805
83 Caterpillar, Inc. 32,463
95 Cummins, Inc. 30,760
77 Deere & Co. 32,134
161 Dover Corp. 30,870
117 Illinois Tool Works, Inc. 30,662
274 Oshkosh Corp. 27,458
313 Otis Worldwide Corp. 32,533
310 PACCAR, Inc. 30,591
49 Parker-Hannifin Corp. 30,959
289 Stanley Black & Decker, Inc. 31,828
176 Westinghouse Air Brake Technologies Corp. 31,992
216 Xylem, Inc. 29,166
403,221
MEDIA 2.2%
15,833 Altice USA, Inc. - Class A
(a)
38,950
84 Charter Communications, Inc. - Class A
(a)
27,223
746 Comcast Corp. - Class A 31,160
1,574 EchoStar Corp. - Class A
(a)
39,068
716 Fox Corp. - Class A 30,308
910 Interpublic Group of Cos., Inc. (The) 28,783
1,061 News Corp. - Class A 28,254
299 Omnicom Group, Inc. 30,914
2,771 Paramount Global - Class B 29,428
1,051 Sirius XM Holdings, Inc. 24,856
308,944
METALS & MINING 2.0%
906 Alcoa Corp. 34,953
2,194 Cleveland-Cliffs, Inc.
(a)
28,017
549 Commercial Metals Co. 30,173
672 Freeport-McMoRan, Inc. 33,546
555 Newmont Corp. 29,665
196 Nucor Corp. 29,467
104 Reliance, Inc. 30,078
246 Steel Dynamics, Inc. 31,016
773 United States Steel Corp. 27,310
274,225
SHARES SECURITY DESCRIPTION VALUE $
MULTI-UTILITIES 2.0%
359 Ameren Corp. 31,398
1,087 CenterPoint Energy, Inc. 31,980
437 CMS Energy Corp. 30,865
293 Consolidated Edison, Inc. 30,510
526 Dominion Energy, Inc. 30,398
237 DTE Energy Co. 30,433
367 Public Service Enterprise Group, Inc. 32,740
362 Sempra 30,274
318 WEC Energy Group, Inc. 30,585
279,183
OIL, GAS & CONSUMABLE FUELS 4.8%
1,002 APA Corp. 24,509
160 Cheniere Energy, Inc. 28,774
399 Chesapeake Energy Corp. 32,817
199 Chevron Corp. 29,307
256 ConocoPhillips 26,952
1,487 Delek US Holdings, Inc. 27,881
651 Devon Energy Corp. 25,467
149 Diamondback Energy, Inc. 25,688
226 EOG Resources, Inc. 27,782
248 Exxon Mobil Corp. 29,071
213 Hess Corp. 28,925
620 HF Sinclair Corp. 27,633
1,375 Kinder Morgan, Inc. 30,374
172 Marathon Petroleum Corp. 28,021
514 Occidental Petroleum Corp. 26,492
326 ONEOK, Inc. 29,708
670 Ovintiv, Inc. 25,668
1,352 Par Pacific Holdings, Inc.
(a)
23,795
883 PBF Energy, Inc. - Class A 27,329
216 Phillips 66 28,393
201 Targa Resources Corp. 29,750
207 Valero Energy Corp. 27,951
650 Williams Cos., Inc. (The) 29,673
1,027 World Kinect Corp. 31,745
673,705
PASSENGER AIRLINES 1.5%
819 Alaska Air Group, Inc.
(a)
37,027
2,824 American Airlines Group, Inc.
(a)
31,742
707 Delta Air Lines, Inc. 35,909
5,953 JetBlue Airways Corp.
(a)
39,052
1,022 Southwest Airlines Co. 30,282
686 United Airlines Holdings, Inc.
(a)
39,142
213,154
PERSONAL CARE PRODUCTS 0.2%
325 Estee Lauder Cos., Inc. (The) - Class A 32,399
PHARMACEUTICALS 1.5%
594 Bristol-Myers Squibb Co. 30,734
31 Eli Lilly & Co. 27,464
179 Johnson & Johnson 29,009
250 Merck & Co., Inc. 28,390
1,026 Pfizer, Inc. 29,692
2,476 Viatris, Inc. 28,746
161 Zoetis, Inc. - Class A 31,456
205,491
PROFESSIONAL SERVICES 1.5%
196 Amentum Holdings, Inc.
(a)
6,321
108 Automatic Data Processing, Inc. 29,887
188 Booz Allen Hamilton Holding Corp. 30,599
387 Concentrix Corp. 19,834

DoubleLine ETF Trust
Schedule of Investments DoubleLine Fortune 500 Equal Weight ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
September 30, 2024
SHARES SECURITY DESCRIPTION VALUE $
196 Jacobs Solutions, Inc. 25,656
187 Leidos Holdings, Inc. 30,481
400 ManpowerGroup, Inc. 29,408
227 Science Applications International Corp. 31,614
203,800
REAL ESTATE MANAGEMENT & DEVELOPMENT 0.5%
257 CBRE Group, Inc. - Class A
(a)
31,991
116 Jones Lang LaSalle, Inc.
(a)
31,298
63,289
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.9%
203 Advanced Micro Devices, Inc.
(a)
33,308
128 Analog Devices, Inc. 29,462
153 Applied Materials, Inc. 30,914
188 Broadcom, Inc. 32,430
1,469 Intel Corp. 34,462
37 KLA Corp. 28,653
37 Lam Research Corp. 30,195
365 Microchip Technology, Inc. 29,306
309 Micron Technology, Inc. 32,046
250 NVIDIA Corp. 30,360
388 ON Semiconductor Corp.
(a)
28,173
174 QUALCOMM, Inc. 29,589
140 Texas Instruments, Inc. 28,920
397,818
SOFTWARE 1.5%
52 Adobe, Inc.
(a)
26,925
47 Intuit, Inc. 29,187
71 Microsoft Corp. 30,551
212 Oracle Corp. 36,124
114 Salesforce, Inc. 31,203
35 ServiceNow, Inc.
(a)
31,304
112 Workday, Inc. - Class A
(a)
27,374
212,668
SPECIALIZED REITS 0.7%
132 American Tower Corp. 30,698
36 Equinix, Inc. 31,955
966 Weyerhaeuser Co. 32,708
95,361
SPECIALTY RETAIL 6.1%
634 Advance Auto Parts, Inc. 24,720
122 Asbury Automotive Group, Inc.
(a)
29,108
164 AutoNation, Inc.
(a)
29,343
9 AutoZone, Inc.
(a)
28,350
949 Bath & Body Works, Inc. 30,292
296 Best Buy Co., Inc. 30,577
109 Burlington Stores, Inc.
(a)
28,719
345 CarMax, Inc.
(a)
26,696
195 Carvana Co.
(a)
33,951
1,022 Chewy, Inc. - Class A
(a)
29,934
125 Dick's Sporting Goods, Inc. 26,088
950 Foot Locker, Inc. 24,548
1,281 Gap, Inc. (The) 28,246
79 Group 1 Automotive, Inc. 30,260
80 Home Depot, Inc. (The) 32,416
97 Lithia Motors, Inc. - Class A 30,811
119 Lowe's Cos., Inc. 32,231
57 Murphy USA, Inc. 28,094
985 ODP Corp. (The)
(a)
29,304
26 O'Reilly Automotive, Inc.
(a)
29,942
173 Penske Automotive Group, Inc. 28,099
194 Ross Stores, Inc. 29,199
SHARES SECURITY DESCRIPTION VALUE $
471 Sonic Automotive, Inc. - Class A 27,544
251 TJX Cos., Inc. (The) 29,503
107 Tractor Supply Co. 31,130
80 Ulta Beauty, Inc.
(a)
31,130
700 Wayfair, Inc. - Class A
(a)
39,326
220 Williams-Sonoma, Inc. 34,082
833,643
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS 1.3%
128 Apple, Inc. 29,824
267 Dell Technologies, Inc. - Class C 31,650
1,572 Hewlett Packard Enterprise Co. 32,163
833 HP, Inc. 29,880
66 Super Micro Computer, Inc.
(a)
27,482
469 Western Digital Corp.
(a)
32,028
183,027
TEXTILES, APPAREL & LUXURY GOODS 1.1%
113 Lululemon Athletica, Inc.
(a)
30,663
353 NIKE, Inc. - Class B 31,205
303 PVH Corp. 30,551
429 Skechers USA, Inc. - Class A
(a)
28,709
1,604 VF Corp. 32,000
153,128
TOBACCO 0.4%
553 Altria Group, Inc. 28,225
240 Philip Morris International, Inc. 29,136
57,361
TRADING COMPANIES & DISTRIBUTORS 1.3%
330 Beacon Roofing Supply, Inc.
(a)
28,522
436 Fastenal Co. 31,139
40 United Rentals, Inc. 32,390
63 Watsco, Inc. 30,988
180 WESCO International, Inc. 30,236
30 WW Grainger, Inc. 31,164
184,439
Total Common Stocks
(Cost $12,697,815) 13,850,066
SHORT TERM INVESTMENTS 0.5%
35,036 JPMorgan U.S. Government Money
Market Fund - Class IM 4.86%
(b)
35,036
35,036 Morgan Stanley Institutional Liquidity
Funds Government Portfolio -
Institutional Share Class 4.83%
(b)
35,036
Total Short Term Investments
(Cost $70,072) 70,072
Total Investments 99.9%
(Cost $12,767,887) 13,920,138
Other Assets in Excess of Liabilities 0.1% 9,049
NET ASSETS 100.0% $13,929,187
(a) Non-income producing security.
(b) Seven-day yield as of period end.

Annual Report
|
September 30, 2024

Statements of Assets and Liabilities
The accompanying notes are an integral part of these financial statements.
September 30, 2024
DoubleLine
Opportunistic
Bond ETF
DoubleLine
Shiller CAPE® U.S.
Equities ETF
DoubleLine
Commercial Real
Estate ETF
DoubleLine
Mortgage ETF
DoubleLine
Commodity
Strategy ETF
(Consolidated)
DoubleLine
Fortune 500 Equal
Weight ETF
ASSETS
Investments in Unaffiliated Securities, at Value* $ 333,906,345 $ 408,219,914 $ 209,661,620 $ 369,427,785 $ — $ 13,850,066
Short Term Investments* 5,171,194 786,766 3,187,272 13,823,502 17,325,830 70,072
Interest and Dividends Receivable 2,072,566 588,136 745,916 1,849,277 4,682 11,288
Deposit at Broker for Futures Contracts 1,215,074 — — 1,292,300 — —
Receivable for Investments Sold 275,706 — 1,404,116 46,839,357 — —
Cash 42,660 — 128,791 18,580 — —
Net Unrealized Appreciation on Unfunded Loan
Commitments 12 — — — — —
Receivable for Fund Shares Sold — — 1,038,885 — — —
Total Assets 342,683,557 409,594,816 216,166,600 433,250,801 17,330,512 13,931,426
LIABILITIES
Payable for Investments Purchased 3,727,272 — 3,265,600 98,296,912 28 —
Payable for variation margin on futures contracts 294,874 — — 268,139 — —
Management Fees Payable 133,921 218,173 60,490 109,434 7,941 2,239
Interest Expense Payable 4,560 — 9,700 284,176 — —
Unrealized depreciation on Swaps — — — — 131,853 —
Total Liabilities 4,160,627 218,173 3,335,790 98,958,661 139,822 2,239
Net Assets $ 338,522,930 $ 409,376,643 $ 212,830,810 $ 334,292,140 $ 17,190,690 $ 13,929,187
NET ASSETS CONSISTS OF:
Paid-In Capital $ 331,729,482 $ 371,182,722 $ 209,504,391 $ 326,891,834 $ 16,862,983 $ 12,770,358
Total Distributable Earnings (Loss) (See Note 8) 6,793,448 38,193,921 3,326,419 7,400,306 327,707 1,158,829
Net Assets $ 338,522,930 $ 409,376,643 $ 212,830,810 $ 334,292,140 $ 17,190,690 $ 13,929,187
*Identified Cost:
Investments in Unaffiliated Securities $ 324,381,107 $ 367,432,521 $ 207,326,782 $ 363,440,951 $ — $ 12,697,815
Short Term Investments 5,171,194 786,766 3,187,272 13,823,502 17,316,259 70,072
Shares Outstanding and Net Asset Value Per Share:
Shares Outstanding (unlimited number of shares
authorized $ 0.001 par value) 7,161,000 13,802,000 4,100,001 6,640,001 680,001 480,001
Net Asset Value Per Share $ 47.27 $ 29.66 $ 51.91 $ 50.35 $ 25.28 $ 29.02

Statements of Operations

DoubleLine ETF Trust
For the period ended September 30, 2024
The accompanying notes are an integral part of these financial statements.
DoubleLine
Opportunistic
Bond ETF
DoubleLine
Shiller CAPE®
U.S. Equities ETF
DoubleLine
Commercial Real
Estate ETF
DoubleLine
Mortgage ETF
DoubleLine
Commodity
Strategy ETF
(Consolidated)
(a)
DoubleLine
Fortune 500
Equal Weight
ETF
(a)
INVESTMENT INCOME
Income:
Interest $ 14,310,301 $ — $ 6,973,147 $ 13,053,790 $ 597,641 $ —
Dividends from Unaffiliated Securities 357,360 7,179,291 355,094 598,029 59,836 167,405
Total Investment Income 14,667,661 7,179,291 7,328,241 13,651,819 657,477 167,405
Expenses:
Management Fees 1,283,321 2,366,327 468,631 1,214,891 80,499 17,147
Total Expenses 1,283,321 2,366,327 468,631 1,214,891 80,499 17,147
Net Investment Income (Loss) 13,384,340 4,812,964 6,859,610 12,436,928 576,978 150,258
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments in Unaffiliated Securities 1,131,420 3,719,593 287,915 (1,018,846) 64 (49,249)
Foreign Currency 381 — — — — (3)
In-kind redemptions on investments in securities 176,279 31,584,209 514,736 3,359,534 — 785,666
Futures contracts 1,493,593 — — 2,421,349 — —
Swap contracts — — — — 26,033 —
Net Change in Unrealized Appreciation (Depreciation) on:
Investments in Unaffiliated Securities 15,128,623 46,135,963 2,358,442 10,726,100 — 1,152,251
Short Term Investments — — — — 9,571 —
Unfunded Loan Commitments 12 — — — — —
Futures contracts 189,852 — — (157,758) — —
Swap contracts — — — — (131,853) —
Net Realized and Unrealized Gain (Loss) on Investments 18,120,160 81,439,765 3,161,093 15,330,379 (96,185) 1,888,665
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS $ 31,504,500 $ 86,252,729 $ 10,020,703 $ 27,767,307 $ 480,793 $ 2,038,923
(a)
Commenced operations on January 31, 2024 .

Annual Report
|

Statements of Changes in Net Assets
The accompanying notes are an integral part of these financial statements.
DoubleLine Opportunistic Bond ETF DoubleLine Shiller CAPE® U.S. Equities ETF
Year Ended
September 30,
2024
Year Ended
September 30,
2023
Year Ended
September 30,
2024
Year Ended
September 30,
2023
OPERATIONS
Net Investment Income (Loss) $ 13,384,340 $ 5,253,498 $ 4,812,964 $ 2,577,907
Net Realized Gain (Loss) on Investments 2,801,673 (6,340,230) 35,303,802 29,070,704
Net Change in Unrealized Appreciation (Depreciation) on Investments 15,318,487 (2,023,492) 46,135,963 4,647,012
Net Increase (Decrease) in Net Assets Resulting from Operations 31,504,500 (3,110,224) 86,252,729 36,295,623
DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income (12,870,129) (4,639,748) (4,281,828) (2,058,365)
Total Distributions to Shareholders (12,870,129) (4,639,748) (4,281,828) (2,058,365)
NET SHARE TRANSACTIONS
(a)
Proceeds from Shares Issued 150,820,585 149,255,268 285,137,490 278,448,790
Cost of  Shares Redeemed (19,008,957) — (241,177,641) (158,139,423)
Increase (Decrease) in Net Assets Resulting from Net Share Transactions 131,811,628 149,255,268 43,959,849 120,309,367
Total Increase (Decrease) in Net Assets $ 150,445,999 $ 141,505,296 $ 125,930,750 $ 154,546,625
NET ASSETS
Beginning of Period $ 188,076,931 $ 46,571,635 $ 283,445,893 $ 128,899,268
End of Period $ 338,522,930 $ 188,076,931 $ 409,376,643 $ 283,445,893
SHARE TRANSACTIONS
Beginning of  Period 4,261,000 1,021,000 11,962,000 6,442,000
Shares Issued 2,020,000 1,080,000 8,800,000 7,880,000
Shares Issued In-Kind 1,300,000 2,160,000 2,040,000 4,200,000
Shares Redeemed (240,000) — (80,000) —
Shares Redeemed In-Kind (180,000) — (8,920,000) (6,560,000)
Shares Outstanding, End of  Period 7,161,000 4,261,000 13,802,000 11,962,000
(a)
Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 6 to the
Financial Statements.

Statements of Changes in Net Assets
(Cont.)

DoubleLine ETF Trust
The accompanying notes are an integral part of these financial statements.
DoubleLine Commercial Real Estate ETF DoubleLine Mortgage ETF
Year Ended
September 30,
2024
Period Ended
September 30,
2023
(a)
Year Ended
September 30,
2024
Period Ended
September 30,
2023
(a)
OPERATIONS
Net Investment Income (Loss) $ 6,859,610 $ 858,926 $ 12,436,928 $ 1,618,005
Net Realized Gain (Loss) on Investments 802,651 (15,348) 4,762,037 (870,448)
Net Change in Unrealized Appreciation (Depreciation) on Investments 2,358,442 (23,604) 10,568,342 (4,865,244)
Net Increase (Decrease) in Net Assets Resulting from Operations 10,020,703 819,974 27,767,307 (4,117,687)
DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income (6,195,606) (616,051) (11,424,544) (1,235,869)
Total Distributions to Shareholders (6,195,606) (616,051) (11,424,544) (1,235,869)
NET SHARE TRANSACTIONS
(b)
Proceeds from Shares Issued 172,429,746 60,234,025 308,142,904 103,968,746
Cost of  Shares Redeemed (23,861,981) — (88,808,717) —
Increase (Decrease) in Net Assets Resulting from Net Share Transactions 148,567,765 60,234,025 219,334,187 103,968,746
Total Increase (Decrease) in Net Assets $ 152,392,862 $ 60,437,948 $ 235,676,950 $ 98,615,190
NET ASSETS
Beginning of Period $ 60,437,948 $ — $ 98,615,190 $ —
End of Period $ 212,830,810 $ 60,437,948 $ 334,292,140 $ 98,615,190
SHARE TRANSACTIONS
Beginning of  Period 1,200,001 — 2,100,001 —
Shares Issued 3,360,000 1,200,001 6,320,000 2,100,001
Shares Redeemed — — (580,000) —
Shares Redeemed In-Kind (460,000) — (1,200,000) —
Shares Outstanding, End of  Period 4,100,001 1,200,001 6,640,001 2,100,001
(a)
Commenced operations on March 31, 2023.
(b)
Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 6 to the
Financial Statements.

Statements of Changes in Net Assets
(Cont.)
Annual Report
|

The accompanying notes are an integral part of these financial statements.
DoubleLine
Commodity Strategy
ETF (Consolidated)
DoubleLine Fortune
500 Equal Weight ETF
Period Ended
September 30,
2024
(a)
Period Ended
September 30,
2024
(a)
OPERATIONS
Net Investment Income (Loss) $ 576,978 $ 150,258
Net Realized Gain (Loss) on Investments 26,097 736,414
Net Change in Unrealized Appreciation (Depreciation) on Investments (122,282) 1,152,251
Net Increase (Decrease) in Net Assets Resulting from Operations 480,793 2,038,923
DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income — (94,471)
Total Distributions to Shareholders — (94,471)
NET SHARE TRANSACTIONS
(b)
Proceeds from Shares Issued 45,265,222 16,853,661
Cost of  Shares Redeemed (28,555,325) (4,868,926)
Increase (Decrease) in Net Assets Resulting from Net Share Transactions 16,709,897 11,984,735
Total Increase (Decrease) in Net Assets $ 17,190,690 $ 13,929,187
NET ASSETS
Beginning of Period $ — $ —
End of Period $ 17,190,690 $ 13,929,187
SHARE TRANSACTIONS
Beginning of  Period — —
Shares Issued 1,800,001 60,001
Shares Issued In-Kind — 600,000
Shares Redeemed (1,120,000) —
Shares Redeemed In-Kind — (180,000)
Shares Outstanding, End of  Period 680,001 480,001
(a)
Commenced operations on January 31, 2024.
(b)
Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 6 to the
Financial Statements.

Financial Highlights

DoubleLine ETF Trust
The accompanying notes are an integral part of these financial statements.
DoubleLine Opportunistic Bond ETF
Year Ended
September 30, 2024
Year Ended
September 30, 2023
Period Ended
September 30,
2022
(a)
Net Asset Value, Beginning of Period $ 44.14 $ 45.61 $ 50.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)
(b)
2.37 2.08 0.82
Net Gain (Loss) on Investments (Realized and Unrealized) 3.09 (1.65) (4.59)
Total from Investment Operations 5.46 0.43 (3.77)
Less Distributions:
Distributions from Net Investment Income (2.33) (1.90) (0.62)
Total Distributions (2.33) (1.90) (0.62)
Net Asset Value, End of Period $ 47.27 $ 44.14 $ 45.61
Total Return 12.76% 0.84%
(c)
(7.60)%
(d)
Supplemental Data:
Net Assets, End of Period (000's) $ 338,523 $ 188,077 $ 46,572
Ratios to Average Net Assets:
Expenses 0.50% 0.50% 0.50%
(e)
Net Investment Income (Loss) 5.20% 4.55% 3.38%
(e)
Portfolio Turnover Rate
(f)
142% 169% 183%
(d)
(a)
Commencement of operations on March 31, 2022. Total return is based on operations for a period that is less than a year.
(b)
Calculated based on average shares outstanding during the period.
(c)
The return includes adjustments in accordance with generally accepted accounting principles required at period end date.
(d)
Not annualized for periods less than one year.
(e)
Annualized for periods less than one year.
(f)
In-kind transactions are not included in portfolio turnover calculations.

Financial Highlights
(Cont.)
Annual Report
|

The accompanying notes are an integral part of these financial statements.
DoubleLine Shiller CAPE® U.S. Equities ETF
Year Ended
September 30, 2024
Year Ended
September 30, 2023
Period Ended
September 30,
2022
(a)
Net Asset Value, Beginning of Period $ 23.70 $ 20.01 $ 25.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)
(b)
0.36 0.25 0.14
Net Gain (Loss) on Investments (Realized and Unrealized) 5.92 3.65 (5.07)
Total from Investment Operations 6.28 3.90 (4.93)
Less Distributions:
Distributions from Net Investment Income (0.32) (0.21) (0.06)
Total Distributions (0.32) (0.21) (0.06)
Net Asset Value, End of Period $ 29.66 $ 23.70 $ 20.01
Total Return 26.70% 19.54% (19.72)%
(c)
Supplemental Data:
Net Assets, End of Period (000's) $ 409,377 $ 283,446 $ 128,899
Ratios to Average Net Assets:
Expenses 0.65% 0.65% 0.65%
(d)
Net Investment Income (Loss) 1.32% 1.08% 1.30%
(d)
Portfolio Turnover Rate
(e)
290% 217% 175%
(c)
(a)
Commencement of operations on March 31, 2022. Total return is based on operations for a period that is less than a year.
(b)
Calculated based on average shares outstanding during the period.
(c)
Not annualized for periods less than one year.
(d)
Annualized for periods less than one year.
(e)
In-kind transactions are not included in portfolio turnover calculations.

Financial Highlights
(Cont.)

DoubleLine ETF Trust
The accompanying notes are an integral part of these financial statements.
DoubleLine Commercial Real Estate ETF
Year Ended
September 30, 2024
Period Ended
September 30,
2023
(a)
Net Asset Value, Beginning of Period $ 50.36 $ 50.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)
(b)
2.90 1.35
Net Gain (Loss) on Investments (Realized and Unrealized) 1.35 (0.01)
Total from Investment Operations 4.25 1.34
Less Distributions:
Distributions from Net Investment Income (2.70) (0.98)
Total Distributions (2.70) (0.98)
Net Asset Value, End of Period $ 51.91 $ 50.36
Total Return 8.70% 2.69%
(c)
Supplemental Data:
Net Assets, End of Period (000's) $ 212,831 $ 60,438
Ratios to Average Net Assets:
Expenses 0.39% 0.39%
(d)
Net Investment Income (Loss) 5.68% 5.33%
(d)
Portfolio Turnover Rate
(e)
74% 36%
(c)
(a)
Commencement of operations on March 31, 2023. Total return is based on operations for a period that is less than a year.
(b)
Calculated based on average shares outstanding during the period.
(c)
Not annualized for periods less than one year.
(d)
Annualized for periods less than one year.
(e)
In-kind transactions are not included in portfolio turnover calculations.

Financial Highlights
(Cont.)
Annual Report
|

The accompanying notes are an integral part of these financial statements.
DoubleLine Mortgage ETF
Year Ended
September 30, 2024
Period Ended
September 30,
2023
(a)
Net Asset Value, Beginning of Period $ 46.96 $ 50.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)
(b)
2.38 1.04
Net Gain (Loss) on Investments (Realized and Unrealized) 3.23 (3.35)
Total from Investment Operations 5.61 (2.31)
Less Distributions:
Distributions from Net Investment Income (2.22) (0.73)
Total Distributions (2.22) (0.73)
Net Asset Value, End of Period $ 50.35 $ 46.96
Total Return 12.27% (4.67)%
(c)
Supplemental Data:
Net Assets, End of Period (000's) $ 334,292 $ 98,615
Ratios to Average Net Assets:
Expenses 0.48% 0.49%
(d)
Net Investment Income (Loss) 4.90% 4.23%
(d)
Portfolio Turnover Rate
(e)
197% 31%
(c)
Portfolio Turnover Rate excluding Mortgage Dollar Rolls
(f)
55% –%
(a)
Commencement of operations on March 31, 2023. Total return is based on operations for a period that is less than a year.
(b)
Calculated based on average shares outstanding during the period.
(c)
Not annualized for periods less than one year.
(d)
Annualized for periods less than one year.
(e)
In-kind transactions are not included in portfolio turnover calculations.
(f)
See Note 2(J) regarding Mortgage Dollar Rolls.

Financial Highlights
(Cont.)

DoubleLine ETF Trust
The accompanying notes are an integral part of these financial statements.
DoubleLine
Commodity Strategy
ETF (Consolidated)
Period Ended
September 30,
2024
(a)
Net Asset Value, Beginning of Period $ 25.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)
(b)
0.79
Net Gain (Loss) on Investments (Realized and Unrealized) (0.51)
Total from Investment Operations 0.28
Net Asset Value, End of Period $ 25.28
Total Return
(c)
1.12%
Supplemental Data:
Net Assets, End of Period (000's) $ 17,191
Ratios to Average Net Assets:
Expenses
(d)
0.65%
Net Investment Income (Loss)
(d)
4.64%
Portfolio Turnover Rate
(c)
111%
(a)
Commencement of operations on January 31, 2024. Total return is based on operations for a period that is less than a year.
(b)
Calculated based on average shares outstanding during the period.
(c)
Not annualized for periods less than one year.
(d)
Annualized for periods less than one year.

Financial Highlights
(Cont.)
Annual Report
|

The accompanying notes are an integral part of these financial statements.
DoubleLine Fortune
500 Equal Weight ETF
Period Ended
September 30,
2024
(a)
Net Asset Value, Beginning of Period $ 25.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)
(b)
0.31
Net Gain (Loss) on Investments (Realized and Unrealized) 3.91
Total from Investment Operations 4.22
Less Distributions:
Distributions from Net Investment Income (0.20)
Total Distributions (0.20)
Net Asset Value, End of Period $ 29.02
Total Return
(c)
16.93%
Supplemental Data:
Net Assets, End of Period (000's) $ 13,929
Ratios to Average Net Assets:
Expenses
(d)
0.20%
Net Investment Income (Loss)
(d)
1.75%
Portfolio Turnover Rate
(c)(e)
12%
(a)
Commencement of operations on January 31, 2024. Total return is based on operations for a period that is less than a year.
(b)
Calculated based on average shares outstanding during the period.
(c)
Not annualized for periods less than one year.
(d)
Annualized for periods less than one year.
(e)
In-kind transactions are not included in portfolio turnover calculations.

Notes to Financial Statements

DoubleLine ETF Trust
September 30, 2024
1. Organization
DoubleLine ETF Trust, a Delaware statutory trust (the “Trust”), was formed on September 27, 2021 and is registered with the
Securities and Exchange Commission as an open-end management investment company. As of September 30, 2024, the Trust consists of six series, DoubleLine Opportunistic Bond ETF (the “Opportunistic Bond ETF”), DoubleLine Shiller CAPE
®
U.S. Equities
ETF (the “Equities ETF”), DoubleLine Commercial Real Estate ETF (the "Commercial Real Estate ETF"), DoubleLine Mortgage ETF (the
"Mortgage ETF"), DoubleLine Commodity Strategy ETF (the "Commodity Strategy ETF"), and DoubleLine Fortune 500 Equal Weight
ETF (the "Fortune 500 ETF") (each a “Fund” and collectively the “Funds”). The Opportunistic Bond ETF, Equities ETF, Commercial
Real Estate ETF, Mortgage ETF and Fortune 500 ETF are managed by DoubleLine ETF Adviser LP, and the Commodity Strategy ETF is
managed by DoubleLine Alternatives LP (each, an “Adviser” and collectively, the “Advisers”), which are registered as an investment advisers with the U.S. Securities and Exchange Commission. Each Fund offers one class of shares.
Each Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”), except the
Fortune 500 ETF, which is classified as a diversified fund. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund's total assets is not subject to this limitation.
The Funds' investment objectives and dates each Fund commenced operations and public trading are as follows:
The fiscal year end for the Funds is September 30, and the period covered by these Financial Statements is for the period ended September 30, 2024.
2. Significant Accounting Policies
Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, "Financial Services
-Investment Companies", by the Financial Accounting Standards Board ("FASB"). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America ("US GAAP").
A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
Level 1— Unadjusted quoted market prices in active markets for identical securities
Level 2— Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
Level 3— Significant unobservable inputs (including the reporting entity’s estimates and assumptions)
Fund Name Investment Objective
Commencement of
Operations
Commencement of
Public Trading
DoubleLine Opportunistic Bond ETF Seek to maximize current income and total return 3/31/2022 4/5/2022
DoubleLine Shiller CAPE® U.S.
Equities ETF
Seek total return which exceeds the total return of the S&P
500® Index
3/31/2022 4/5/2022
DoubleLine Commercial Real Estate
ETF
Seek current income and capital preservation and as a
secondary objective, seek long-term capital appreciation
3/31/2023 4/4/2023
DoubleLine Mortgage ETF Seek total return (capital appreciation and current income)
which exceeds the total return of its benchmark index, the
Bloomberg U.S. Mortgage-Backed Securities Index, over a
full market cycle
3/31/2023 4/4/2023
DoubleLine Commodity Strategy ETF
(Consolidated)
Seek total return (capital appreciation and current income)
1/31/2024 2/1/2024
DoubleLine Fortune 500 Equal
Weight ETF
Seek to track the investment results (before fees and
expenses) of the Barclays Fortune 500 Equal Weighted Total
Return Index
1/31/2024 2/1/2024

Notes to Financial Statements
(Cont.)
September 30, 2024
Annual Report
|
September 30, 2024

Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.
Investments in registered open-end management investment companies will be valued based upon the net asset value ("NAV") of such investments and are categorized as Level 1 of the fair value hierarchy.
Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
The Funds' holdings in whole loans, securitizations and certain other types of alternative lending-related instruments may be valued based on prices provided by a third-party pricing service.
Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by an independent pricing service. Where an active secondary market does not exist to a reliable degree in the judgment of the Adviser, such loans will be valued at fair value based on certain factors.
In respect of certain commercial real estate-related, residential real estate-related and certain other investments for which a limited market may exist, the Funds may value such investments based on appraisals conducted by an independent valuation advisor or a similar pricing agent. However, an independent valuation firm may not be retained to undertake an evaluation of an asset unless the
NAV, market price and other aspects of an investment exceed certain significance thresholds.
Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of valuations obtained from counterparties, published index closing levels or evaluated prices supplied by independent pricing services, some or all of which may be based on market data from trading on exchanges that closed significantly before the time as of which a Fund calculates its NAV. Forward foreign currency contracts are generally valued based on rates provided by independent data providers. A Fund does not normally take into account trading, clearances or settlements that take place after the close of the principal exchange or market on which such securities are traded.
Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates.
Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee
(as defined below) in calculating each Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated its
Fixed-income class Examples of Inputs
All Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes;
    convertible securities
Standard inputs and underlying equity of the issuer
US bonds and notes of government and
    government agencies
Standard inputs
Residential and commercial mortgage-backed
obligations; asset-backed obligations
(including collateralized loan obligations)
Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans Standard inputs

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
September 30, 2024
primary investment adviser, either DoubleLine ETF Adviser or DoubleLine Alternatives LP (each, an “Adviser” and collectively, the
“Advisers”), as applicable, as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. Each Adviser, as the Valuation
Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of September 30,
2024:
B. Federal Income Taxes.   Each Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes has been made.
Category
DoubleLine
Opportunistic Bond ETF
DoubleLine Shiller
CAPE® U.S. Equities ETF
DoubleLine Commercial
Real Estate ETF
DoubleLine Mortgage
ETF
DoubleLine Commodity
Strategy ETF
(Consolidated)
DoubleLine Fortune 500
Equal Weight ETF
Investments in Securities
Level 1
Common Stocks $ — $ 408,219,914 $ — $ — $ — $ 13,850,066
Money Market Funds 5,171,194 786,766 3,187,272 13,823,502 869,324 70,072
Total Level 1 5,171,194 409,006,680 3,187,272 13,823,502 869,324 13,920,138
Level 2
US Government and
Agency Mortgage Backed
Obligations 73,371,707 — 25,308,441 322,507,842 — —
Non-Agency Commercial
Mortgage Backed
Obligations 17,143,858 — 127,373,321 — — —
US Government and Agency
Obligations 83,093,645 — — — — —
Non-Agency Residential
Collateralized Mortgage
Obligations 30,741,508 — — 46,919,943 — —
Collateralized Loan Obligations 15,437,930 — 56,979,858 — — —
US Corporate Bonds 50,483,505 — — — — —
Asset Backed Obligations 30,792,470 — — — — —
Foreign Corporate Bonds 22,491,702 — — — — —
Other Short Term Investments — — — — 16,456,506 —
Bank Loans 9,322,103 — — — — —
Foreign Government Bonds,
Foreign Agencies and
Foreign Government
Sponsored Corporations 1,027,917 — — — — —
Total Level 2 333,906,345 — 209,661,620 369,427,785 16,456,506 —
Level 3 — — — — — —
Total $ 339,077,539 $ 409,006,680 $ 212,848,892 $ 383,251,287 $ 17,325,830 $ 13,920,138
Other Financial Instruments
Assets
Level 1
Futures $ 350,318 $ — $ — $ 67,224 $ — $ —
Level 2
Unfunded Loan Commitments 12 — — — — —
Level 3 — — — — — —
Liabilities
Level 1
Futures $ (160,466) $ — $ — $ (350,960) $ — $ —
Level 2
Excess Return Swaps — — — — (131,853) —
Level 3 — — — — — —
Total $ 189,864 $ — $ — $ (283,736) $ (131,853) $ —

Notes to Financial Statements
(Cont.)
September 30, 2024
Annual Report
|
September 30, 2024

The Funds may be subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains.
Management has analyzed the Funds’ tax positions, and has concluded that no liability should be recorded related to uncertain tax positions expected to be taken on the tax return for the year. The Funds identify their major tax jurisdictions as U.S. Federal, the State of Florida and the State of Delaware. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
C. Security Transactions, Investment Income. Investment securities transactions are accounted for on trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Interest income, including non-cash interest, is recorded on an accrual basis. Discounts/premiums on debt securities purchased, which may include residual and subordinated notes, are accreted/amortized over the life of the respective securities using the effective interest method except for certain deep discount bonds where management does not expect the par value above the bond's cost to be fully realized. Dividend income and corporate action transactions, if any, are recorded on the ex-date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.
D. Dividends and Distributions to Shareholders. The Commercial Real Estate ETF, the Mortgage ETF and the Opportunistic Bond
ETF will distribute dividends of net investment income at least monthly, the Equities ETF and the Fortune 500 ETF will distribute dividends of net investment income at least quarterly, and the Commodity Strategy ETF will distribute dividends of net investment income annually. Each Fund will distribute net realized short-term capital gains and net realized long-term capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from US GAAP.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed (accumulated) net investment income (loss), and/or undistributed (accumulated) realized gain (loss). Undistributed
(accumulated) net investment income or loss may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or capital gain remaining at fiscal year end is distributed in the following year.
Distributions from investment companies will be classified as investment income or realized gains in the Statements of Operations based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics are not available, such distributions are generally classified as investment income.
E. Use of Estimates.  The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.
F. Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses), by the total number of shares outstanding, rounded to the nearest cent. The NAV is typically calculated on days when the New York Stock Exchange opens for regular trading.
G. Unfunded Loan Commitments.  The Funds may enter into certain credit agreements, of which all or a portion may be unfunded.
As of September 30, 2024, the Funds have the following unfunded positions.
The Funds are obligated to fund these commitments at the borrower’s discretion. At the end of the period, the Funds maintained with their custodian liquid investments having an aggregate value at least equal to the par value of their respective unfunded loan commitments and bridge loans.
H. Guarantees and Indemnifications. Under the Trust's organizational documents, each Trustee and officer of the Funds is indemnified, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of performance of their duties
DoubleLine Opportunistic Bond ETF
Borrower Par
Commitment
Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
% Of Net
Assets
Focus Financial Partners LLC $ 18,912 $ 18,865 $ 18,877 $ 12 0.01%

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
September 30, 2024
to the Fund. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.
I. Basis for Consolidation. The Commodity Strategy ETF may invest up to 25% of its total assets in the DoubleLine Commodity ETF
Ltd. (the “Subsidiary”). The Subsidiary, which is organized under the laws of purchase invests in commodity-related investments and other investments. The consolidated financial statements include the accounts and balances of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.
As of September 30, 2024, the relationship of the Subsidiary to the Commodity Strategy ETF was as follows:
J. Mortgage Dollar Rolls. The Fund has entered into mortgage dollar roll transactions of TBA securities which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund's financial highlight table.
3. Related Party Transactions
The Trust and the Advisers entered into an Investment Management Agreement, under the terms of which the Advisers manage the investment of the assets of the applicable Funds, place orders for the purchase and sale of its portfolio securities, and are responsible for providing resources to assist with the day-to-day management of the Trust's business affairs. As compensation for their services, the Advisers are entitled to a monthly fee at the annual rates of the average daily net assets of the Funds in the following table.  The
Advisers will pay all operating expenses of the Funds, except the management fees, interest expenses, dividends and other expenses on securities sold short, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, acquired fund fees and expenses, accrued deferred tax liabilities, distribution fees or expenses, and any extraordinary expenses (such as litigation).
4. Distribution Fees
Foreside Fund Services, LLC serves as the Funds’ Distributor. The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), however the Plan has yet to be implemented or commence operations.
Under the Plan, each Fund would be authorized to pay distribution fees to the Distributor, who in turn would be permitted to pay other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider were to provide such
DoubleLine
Commodity
Strategy ETF
(Consolidated)
Commencement of Operations 01/31/2024
Fund Net Assets $ 17,190,690
Subsidiary % of Fund Net Assets 22.39%
Subsidiary Financial Statement Information
Net Assets $ 3,848,825
Total Income 144,581
Net Realized Gain/(Loss) 26,033
Management Fee
DoubleLine Opportunistic Bond ETF 0.50%
DoubleLine Shiller CAPE® U.S. Equities ETF 0.65%
DoubleLine Commercial Real Estate ETF 0.39%
DoubleLine Mortgage ETF
*
0.39%
DoubleLine Commodity Strategy ETF (Consolidated) 0.65%
DoubleLine Fortune 500 Equal Weight ETF 0.20%
*
Prior to September 3, 2024, the Management Fee was 0.49%.

Notes to Financial Statements
(Cont.)
September 30, 2024
Annual Report
|
September 30, 2024

services, the Funds would be permitted to pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to the terms of the Plan and Rule 12b-1 under the 1940 Act. Because the Plan has not been implemented or commenced operations, no distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event the
Plan is ever implemented and commences operations and Rule 12b-1 fees are charged, over time they would increase the cost of an investment in the Funds and may cost you more than other types of sales charges.
5. Administrator, Transfer Agent, Custodian and Distributor
JPMorgan Chase Bank, N.A., provides fund accounting, fund administrative and transfer agency services to the Funds pursuant to a master services agreement between the Funds and Fund Services. JPMorgan Chase Bank, N.A., serves as the Funds’ Custodian pursuant to a Custody Agreement. Foreside Fund Services, LLC, serves as the Funds’ distributor pursuant to a Distribution Agreement.
6. Issuance and Redemption of Fund Shares
The Funds are exchange-traded funds or “ETFs.” The Funds will only issue or redeem shares aggregated into blocks of 20,000 shares
(in the case of the Opportunistic Bond ETF, the Commercial Real Estate ETF, and the Mortgage ETF), 40,000 shares (in the case of the
Equities ETF and the Commodity Strategy ETF) and 60,000 shares (in the case of the Fortune 500 ETF) or multiples thereof (“Creation
Units”) to Authorized Participants who have entered into agreements with Foreside Fund Services, LLC as the Funds’ distributor (the
“Distributor”). An Authorized Participant is either (1) a “Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC), or (2) a participant of DTC, and, in each case, must have executed an agreement with the distributor with respect to creations and redemptions of Creation Units. The Funds will issue or redeem Creation
Units in return for a basket of securities and/or cash (including any portion of such securities for which cash may be substituted)
that the Funds specify each day. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. In the case of the Equities ETF, Authorized Participants transact with the Fund through another broker-dealer that acts as AP Representative and maintains the basket contents in confidence.
Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than net asset value (“NAV”), shares may trade at a price greater than
NAV (a premium) or less than NAV (a discount). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Your transaction will be priced at NAV if you purchase or redeem Fund shares in Creation Units. The Fund’s NAV per share is computed at the close of the New York Stock Exchange (“NYSE”). However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.
Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Funds’ Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Funds’ custody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions. Such fees would be included in the receivable for capital shares issued on the
Statements of Assets and Liabilities.

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
September 30, 2024
7. Purchases and Sales of Securities
Investment transactions (excluding short-term investments and in-kind transactions) for the period ended September 30, 2024 were as follows:
Investment transactions related to in-kind purchases and sales for the period ended September 30, 2024 were as follows:
goo
8. Income Tax Information and Distributions to Shareholders
The tax character of distributions for the Funds were as follows:
The cost basis of investments for federal income tax purposes as of September 30, 2024 was as follows:
All Other U.S. Government
1
Purchases at
Cost
Sales or
Maturity
Proceeds
Purchases at
Cost
Sales or
Maturity
Proceeds
DoubleLine Opportunistic Bond ETF $ 188,216,807 $ 97,844,646 $ 268,343,604 $ 258,451,759
DoubleLine Shiller CAPE® U.S. Equities ETF $ 1,279,289,394 $ 1,045,421,190 $ — $ —
DoubleLine Commercial Real Estate ETF $ 254,903,794 $ 86,701,693 $ — $ —
DoubleLine Mortgage ETF $ 799,674,820 $ 479,173,963 $ 30,157,824 $ 31,999,301
DoubleLine Commodity Strategy ETF (Consolidated) $ 8,025,000 $ 4,200,000 $ — $ —
DoubleLine Fortune 500 Equal Weight ETF $ 3,459,589 $ 1,618,116 $ — $ —
1
U.S. Government transactions are defined as those involving long-term U.S. Treasury bills, bonds and notes.
Purchases at
Cost
Sales or
Maturity
Proceeds
Net
Realized Gains (Losses)
DoubleLine Opportunistic Bond ETF $ 35,893,647 $ 5,445,964 $ 176,279
DoubleLine Shiller CAPE® U.S. Equities ETF $ 48,198,073 $ 237,599,399 $ 31,584,209
DoubleLine Commercial Real Estate ETF $ — $ 20,287,491 $ 514,736
DoubleLine Mortgage ETF $ — $ 60,107,456 $ 3,359,534
DoubleLine Commodity Strategy ETF (Consolidated) $ — $ — $ —
DoubleLine Fortune 500 Equal Weight ETF $ 14,620,784 $ 4,499,943 $ 785,666
Period Ended
September 30,
2024
Period Ended
September 30,
2023
Ordinary Income Ordinary Income
DoubleLine Opportunistic Bond ETF $ 12,870,129 $ 4,639,748
DoubleLine Shiller CAPE® U.S. Equities ETF $ 4,281,828 $ 2,058,365
DoubleLine Commercial Real Estate ETF $ 6,195,606 $ 616,051
DoubleLine Mortgage ETF $ 11,424,544 $ 1,235,869
DoubleLine Commodity Strategy ETF (Consolidated) $ – $ –
DoubleLine Fortune 500 Equal Weight ETF $ 94,471 $ –
DoubleLine
Opportunistic Bond
ETF
DoubleLine Shiller
CAPE® U.S. Equities
ETF
DoubleLine
Commercial Real
Estate ETF
DoubleLine
Mortgage ETF
DoubleLine
Commodity Strategy
ETF (Consolidated)
DoubleLine Fortune
500 Equal Weight
ETF
Tax Cost of Investments $ 329,920,404 $ 372,088,498 $ 210,514,894 $ 376,980,716 $ 17,316,259 $ 12,768,100
Gross Tax Unrealized Appreciation 10,182,464 41,445,257 2,503,196 6,872,507 9,582 1,616,521
Gross Tax Unrealized Depreciation (835,465) (4,527,075) (169,198) (885,672) (131,864) (464,483)
Net Tax Unrealized Appreciation
(Depreciation) 9,346,999 36,918,182 2,333,998 5,986,835 (122,282) 1,152,038

Notes to Financial Statements
(Cont.)
September 30, 2024
Annual Report
|
September 30, 2024

As of September 30, 2024 the components of accumulated earnings (losses) for income tax purposes were as follows:
For the tax period ended September 30, 2024, the following Funds had available capital loss carryforwards to offset future net capital gains to the extent provided by regulations and utilized capital loss carryforwards to offset net capital gains.
Additionally, US GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences primarily relate to paydown losses and market discount. For the period ended September 30, 2024, the following table shows the reclassifications made:
9. Additional Disclosures about Derivative Instruments
The following disclosures provide information on the Funds’ use of derivatives and certain related risks. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following tables.
DoubleLine
Opportunistic Bond
ETF
DoubleLine Shiller
CAPE® U.S. Equities
ETF
DoubleLine
Commercial Real
Estate ETF
DoubleLine
Mortgage ETF
DoubleLine
Commodity Strategy
ETF (Consolidated)
DoubleLine Fortune
500 Equal Weight
ETF
Net Tax Unrealized Appreciation
(Depreciation) $ 9,346,999 $ 36,918,182 $ 2,333,998 $ 5,986,835 $ (122,282) $ 1,152,038
Undistributed Ordinary Income 1,390,428 1,275,739 992,421 1,413,471 450,083 55,784
Undistributed Long Term Capital
Gains — — — — — —
Total Distributable Earnings 1,390,428 1,275,739 992,421 1,413,471 450,083 55,784
Other Accumulated Gains (Losses) (3,943,979) — — — (94) (48,993)
Total Accumulated Earnings (Losses) 6,793,448 38,193,921 3,326,419 7,400,306 327,707 1,158,829
Capital Loss
Carryforward
Utilized Capital
Loss
Carryforward Expires
DoubleLine Opportunistic Bond ETF $ (3,943,979) $ 2,931,655 Indefinite
DoubleLine Shiller CAPE® U.S. Equities ETF $ — $ —
DoubleLine Commercial Real Estate ETF $ — $ 15,348 Indefinite
DoubleLine Mortgage ETF $ — $ 996,515 Indefinite
DoubleLine Commodity Strategy ETF (Consolidated) $ (94) $ — Indefinite
DoubleLine Fortune 500 Equal Weight ETF $ (48,993) $ — Indefinite
Undistributed
(Accumulated) Net
Investment Income
(Loss)
Accumulated Net
Realized Gain (Loss)
Paid In
Capital
DoubleLine Opportunistic Bond ETF $ 55,270 $ (231,549) $ 176,279
DoubleLine Shiller CAPE® U.S. Equities ETF $ (4,049) $ (36,087,971) $ 36,092,020
DoubleLine Commercial Real Estate ETF $ 494 $ (703,095) $ 702,601
DoubleLine Mortgage ETF $ 18,862 $ (3,607,763) $ 3,588,901
DoubleLine Commodity Strategy ETF(Consolidated) $ (126,895) $ (26,191) $ 153,086
DoubleLine Fortune 500 Equal Weight ETF $ (3) $ (785,620) $ 785,623

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
September 30, 2024
The average volume of derivative activity for the period ended September 30, 2024 is as follows:
Futures Contracts. Futures contracts typically involve a contractual commitment to buy or sell a particular instrument or index unit at a specified price on a future date. Risks associated with the use of futures contracts include the potential for imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices determined by the relevant exchange.
Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash in accordance with the initial margin requirements of the broker or exchange. Such collateral is recorded in deposit at broker for futures in the Statements of Assets and Liabilities. Futures contracts are marked-to-market daily and an appropriate payment reflecting the change in value
(“variation margin”) is made or received by or for the accounts of the Funds. The variation margin is recorded on the Statements of Assets and Liabilities. Gains or losses are recognized but not considered realized until the contracts expire or are closed and are recorded in net realized gain (loss) on futures on the Statements of Operations. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
Excess Return Swap Agreements. The Funds may enter into excess return swaps for investment purposes. Excess return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, a Fund will receive a payment from the counterparty. To the extent it is less, a Fund will make a payment to the counterparty. The marked-to-market value less a financing rate, if any, is recorded in net unrealized appreciation (depreciation) on swaps on the Statements of Assets and Liabilities.
At termination or maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any, and is recorded in net realized gain (loss) on swaps on the Statements of Operations.
To the extent the marked-to- market value of an excess return swap appreciates to the benefit of a Fund and exceeds certain contractual thresholds, a Fund’s counterparty may be contractually required to provide collateral. If the marked-to-market value of an excess return swap depreciates in value to the benefit of a counterparty and exceeds certain contractual thresholds, a Fund would generally be required to provide collateral for the benefit of its counterparty. Assets provided by the Funds as collateral are reflected as a component of investments in unaffiliated securities at value on the Statements of Assets and Liabilities and are noted
on the Schedules of Investments. Assets provided to a Fund by a counterparty as collateral are not assets of the Fund and are not a component of a Fund’s NAV.
The effect of derivative instruments on the Statements of Assets and Liabilities for the period ended September 30, 2024 was as follows:
DoubleLine
Opportunistic Bond
ETF
DoubleLine
Mortgage ETF
DoubleLine
Commodity
Strategy ETF
(Consolidated)
Average Market Value
Futures Contracts - Long $ 138,552,004 $ 67,217,483 $ –
Futures Contracts - Short (15,750,679) (16,381,256) –
Average Notional Balance
Excess Return Swaps – – 19,462,500
Derivatives not accounted for as hedging instruments
Statements of Assets and Liabilities Location
1
Commodity
Risk
Interest Rate
Risk Total
Net Unrealized Appreciation (Depreciation) on: – – –
Futures – – –
DoubleLine Opportunistic Bond ETF $ – $ 189,852 $ 189,852
DoubleLine Mortgage ETF – (283,736) (283,736)
Swaps – – –
DoubleLine Commodity Strategy ETF (Consolidated) $ (131,853) $ – $ (131,853)
1
An exchange traded investment's value reflects the cumulative value. Only the current day's variation margin is reported on the Statements of Assets and
Liabilities.

Notes to Financial Statements
(Cont.)
September 30, 2024
Annual Report
|
September 30, 2024

The effect of derivative instruments on the Statements of Operations for the period ended September 30, 2024 was as follows:
10. Offsetting Assets and Liabilities
Each Fund is subject to various Master Netting Arrangements, which govern terms of certain transactions with select counterparties.
The Master Netting Arrangements are intended to allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting
Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceed a specified threshold depending on the counterparty and the type of Master Netting Arrangement.
As of September 30, 2024, the Funds held the following derivative instruments that were subject to offsetting on the Statements of
Assets and Liabilities:
11. Bank Loans
The Funds may make loans directly to borrowers and may acquire or invest in loans made by others (“loans”). The Funds may acquire a loan interest directly by acting as a member of the original lending syndicate. Alternatively, the Funds may acquire some or all of the interest of a bank or other lending institution in a loan to a particular borrower by means of a novation, an assignment or a participation. The loans in which the Funds may invest include those that pay fixed rates of interest and those that pay floating
rates—i.e., rates that adjusted periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (SOFR) and secondarily, the prime rate offered by one or more major United States banks (the
Prime Rate). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. The Funds may purchase and sell interests in bank loans on a when-issued and delayed delivery basis, with payment delivery scheduled for a future date.
Securities purchased on a delayed delivery basis are marked-to-market daily and no income accrues to the Funds prior to the date the Funds actually take delivery of such securities. These transactions are subject to market fluctuations and are subject, among other risks, to the risk that the value at delivery may be more or less than the trade purchase price.
Derivatives not accounted for as hedging instruments
Statements of Operations Location
Commodity
Risk
Interest Rate
Risk Total
Net Realized Gain (Loss) on: – – –
Futures – – –
DoubleLine Opportunistic Bond ETF $ – $ 1,493,593 $ 1,493,593
DoubleLine Mortgage ETF – 2,421,349 2,421,349
Swaps – – –
DoubleLine Commodity Strategy ETF (Consolidated) $ 26,033 $ – $ 26,033
Net Change in Unrealized Appreciation (Depreciation) on: – – –
Futures – – –
DoubleLine Opportunistic Bond ETF $ – $ 189,852 $ 189,852
DoubleLine Mortgage ETF – (157,758) (157,758)
Swaps – – –
DoubleLine Commodity Strategy ETF (Consolidated) $ (131,853) $ – $ (131,853)
DoubleLine Commodity Strategy ETF (Consolidated)
Liabilities:
Gross
Amounts of
Gross Amounts
Offset in the
Statement of
Net Amounts
presented in the
Statement of
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Description
Recognized
Liabilities
Assets and
Liabilities
Assets and
Liabilities
Financial
Instruments
Cash Collateral
Pledged Net Amount
Swap contracts $ (131,853) $ — $ (131,853) $ 131,853 $ — $ —

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
September 30, 2024
12. To-Be-Announced Securities
The Funds may invest in to-be-announced securities (“TBAs”). TBAs is a term that is generally used to describe forward-settling mortgage-backed securities. These TBAs are generally issued by U.S. Government Agencies or U.S. Government Sponsored Entities
such as Freddie Mac, Fannie Mae and Ginnie Mae. The actual mortgage-backed security that will be delivered to the buyer at the time TBAs trades are entered is not known, however, the terms of the acceptable pools of loans that will comprise the mortgage backed security are determined at the time the trade is entered into (coupon rate, maturity, credit quality, etc.). Investment in TBAs will generally increase the Fund’s exposure to interest rate risk and could also expose the Fund to counterparty default risk. In order to mitigate counterparty default risk, the Fund only enters TBAs with counterparties for which the risk of default is determined to be remote.
13. Recently Issued Accounting Pronouncements
In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures
(“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to the chief operating decision maker (the “CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure.
ASU 2023-07 is effective for the fiscal years beginning after December 15, 2023, and interim periods beginning with the first quarter ended March 31, 2025. Early adoption is permitted and retrospective adoption is required for all prior periods presented. The Fund is currently assessing the impact of this guidance, however, the Fund does not expect a material impact on its consolidated financial statements.
14. Principal Risks
Below are summaries of some, but not all, of the principal risks of investing in one or more of the Funds, each of which could adversely affect a Fund's NAV, yield and total return. Each risk listed below does not necessarily apply to each Fund, and you should read each Fund's prospectus carefully for a description of the principal risks associated with investing in a particular Fund. In addition to certain of the principal risks identified here, funds that operate as semi-transparent ETFs are subject to specific risks, as noted
below.
active management risk: the risk that the Fund will fail to meet its investment objective and that the Fund's investment performance will depend, at least in part, on how its assets are allocated and reallocated among asset classes, sectors, underlying funds and/or investments and that such allocation will focus on asset classes, sectors, underlying funds, and/
or investments that perform poorly or underperform other asset classes, sectors, underlying funds, and/or available investments. Any given investment strategy may fail to produce the intended results, and the Fund's portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, and/or the outlook on market trends and opportunities.
asset-backed securities investment risk: the risk that borrowers may default on the obligations that underlie the asset-
backed security and that, during periods of falling interest rates, asset-backed securities may be called or prepaid, which may result in a Fund having to reinvest proceeds in other investments at a lower interest rate, and the risk that the impairment of the value of the collateral underlying a security in which the Fund invests (due, for example, to non-payment of loans) will result in a reduction in the value of the security.
cash position risk: the risk that to the extent that the Fund holds assets in cash, cash equivalents, and other short-
term investments, the ability of the Fund to meet its objective may be limited. Cash equivalents and other short-term investments include short-term U.S. Treasury securities, commercial paper, repurchase agreements and money market funds.
collateralized debt obligations risk: the risks of an investment in a collateralized debt obligation (" CDO ") depend largely on the quality and type of the collateral and the tranche of the CDO in which a Fund invests. Normally, collateralized bond obligations, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be illiquid. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: ( i ) the possibility that distributions from collateral will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default;
(iii) the possibility that a Fund may invest in CDOs that are subordinate to other classes of the issuer's securities; and (iv)

Notes to Financial Statements
(Cont.)
September 30, 2024
Annual Report
|
September 30, 2024

the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
commodities risk: the risk that the value of the Fund’s shares may be affected by changes in the values of the Fund’s investment exposures to commodities or commodity-related instruments, which may be extremely volatile and difficult to value. The value of commodities and commodity-related instruments may be affected by, among other factors, market movements, commodity index volatility, changes in interest rates, or factors affecting supply, demand and/or other market fundamentals with respect to a particular sector, industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The Fund expects to have significant exposure to particular sectors through its commodities-related investments, including, for example, the energy, industrial metals, precious metals, and agricultural and livestock sectors and may be exposed to greater risk associated with events affecting those sectors.
commodity pool regulatory risk: The Fund’s investment exposure to instruments such as futures or swaps will cause it to be deemed to be a commodity pool, thereby subjecting the Fund to regulation under the Commodity Exchange Act
(“CEA”) and CFTC rules. The Adviser is registered as a commodity pool operator (“CPO”), and the Fund will be operated in accordance with applicable CFTC rules, as well as the regulatory scheme applicable to registered investment companies.
Registration as a CPO imposes additional compliance obligations on the Adviser and the Fund related to additional laws, regulations, and enforcement policies, which could increase compliance costs and may affect the operations and financial performance of the Fund. However, the Fund’s status as a commodity pool and the Adviser’s registration as a CPO are not expected to materially adversely affect the Fund’s ability to achieve its investment objective.
counterparty risk: the risk that the Fund will be subject to credit risk with respect to the counterparties to the derivative contracts and other instruments entered into by the Fund; that the Fund’s counterparty will be unable or unwilling to perform its obligations; that the Fund will be unable to enforce contractual remedies if its counterparty defaults; that if a counterparty (or an affiliate of a counterparty) becomes bankrupt, the Fund may experience significant delays in obtaining any recovery or may obtain limited or no recovery in a bankruptcy or other insolvency proceeding. To the extent that the Fund enters into multiple transactions with a single or a small set of counterparties, it will be subject to increased counterparty risk.
swap risk: The Fund expects to enter into swap transactions related to the Barclays Index with a single or a limited number of counterparties for the foreseeable future and, at the time of the Fund’s inception, the Fund expects to obtain exposure to the Barclays Index through swap transactions with a single counterparty. To the extent that the
Fund enters into multiple transactions with a single or a small set of counterparties, it will be subject to increased counterparty risk.
debt securities risks:
credit risk: the risk that an issuer, counterparty or other obligor to the Fund will fail to pay its obligations to the
Fund when they are due, which may reduce the Fund’s income and/or reduce, in whole or in part, the value of the
Fund’s investment. Actual or perceived changes in the financial condition of an obligor, changes in economic, social or political conditions that affect a particular type of security, instrument, or obligor, and changes in economic, social or political conditions generally can increase the risk of default by an obligor, which can affect a security’s or other instrument’s credit quality or value and an obligor’s ability to honor its obligations when due. The values of lower-
quality debt securities (including debt securities commonly known as "high yield" or “junk bonds”), including floating rate loans, tend to be particularly sensitive to these changes. Certain debt securities in the lowest investment grade category also may be considered to possess some speculative characteristics by certain rating agencies. The values of securities or instruments also may decline for a number of other reasons that relate directly to the obligor, such as management performance, financial leverage, and reduced demand for the obligor’s goods and services, as well as the historical and prospective earnings of the obligor and the value of its assets.
extension risk: the risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.
interest rate risk: the risk that debt instruments will change in value because of changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration. Bonds and other debt instruments typically have a positive duration. The value of a debt instrument with positive duration will generally decline if interest rates increase.

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
September 30, 2024
Certain other investments, such as inverse floaters and certain derivative instruments, may have a negative duration.
The value of instruments with a negative duration will generally decline if interest rates decrease. Inverse floaters, interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments. The U.S.
government and the U.S. Federal Reserve, as well as certain foreign governments and central banks, have from time to time taken steps to support financial markets. The U.S. government and the U.S. Federal Reserve may, conversely, reduce market support activities, including by taking action intended to increase certain interest rates. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Changes in government activities in this regard, such as changes in interest rate policy, can negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Further, in market environments where interest rates are rising, issuers may be less willing or able to make principal and interest payments on fixed-income investments when due.
prepayment risk: the risk that the issuer of a debt security, including floating rate loans and mortgage-related securities, repays all or a portion of the principal prior to the security's maturity. In times of declining interest rates, there is a greater likelihood that the Fund's higher yielding securities will be pre-paid with the Fund being unable to reinvest the proceeds in an investment with as great a yield. Prepayments can therefore result in lower yields to shareholders of a Fund.
defaulted securities risk:  the significant risk of the uncertainty of repayment of defaulted securities (e.g., a security on which a principal or interest payment is not made when due) and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or similar proceedings). Such investments entail high risk and have speculative characteristics.
derivatives risk: the risk that an investment in derivatives will not perform as anticipated by the Advisers, may not be available at the time or price desired, cannot be closed out at a favorable time or price, will increase the Fund’s transaction costs, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely or at all with that of the cash investment; that the positions may be improperly executed or constructed; that the Fund’s counterparty will be unable or unwilling to perform its obligations; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.
equity issuer risk: the risk that the market price of common stocks and other equity securities may go up or down, sometimes rapidly or unpredictably, including due to factors affecting equity securities markets generally, particular industries represented in those markets, or the issuer itself.
emerging market country risk: the risk that investing in emerging markets, as compared to foreign developed markets, increases the likelihood that the Fund will lose money, due to more limited information about the issuer and/or the security; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems; fewer investor protections; less regulatory oversight; thinner trading markets; the possibility of currency blockages or transfer restrictions; an emerging market country’s dependence on revenue from particular commodities or international aid; and expropriation, nationalization or other adverse political or economic developments.
ETF related risks:
ActiveShares non-transparent structure risk: For CAPE Only: the Fund is an ETF that is subject to the risks described below. Additionally, because the ETF utilizes the ActiveShares
®
non-transparent ETF structure, it is subject to
additional or enhanced ETF-related risks. Unlike most actively managed ETFs, the Fund does not provide daily disclosure of its portfolio holdings. Instead, the Fund provides a verified intraday indicative value (“ VIIV ”), calculated and disseminated every second throughout the trading day. The VIIV is intended to provide investors with an intraday highly-correlated per share value of the Fund that can be compared to the current market price. The VIIV is designed to provide sufficient information to allow for an effective arbitrage mechanism that will keep the market price of the Fund’s shares trading at or close to the underlying net asset value (“ NAV ”) per share of the Fund. Shares traded on an intraday basis on an exchange, however, will not have a fixed relationship to the previous day’s or the current day’s NAV. There is, however, a risk, which may increase during periods of market disruption or volatility, that market prices will vary significantly from the underlying NAV of the Fund. Similarly, because the Fund’s shares trade with reference to a published VIIV, they may trade at a wider bid/ask spread when compared to shares of ETFs that publish their portfolios on a daily basis, especially during periods of market disruption or volatility, and therefore,

Notes to Financial Statements
(Cont.)
September 30, 2024
Annual Report
|
September 30, 2024

may cost investors more to trade. Although the Fund seeks to benefit from keeping its portfolio information secret, some market participants may attempt to use information, including the VIIV, to identify the Fund’s trading strategy and the securities held by the Fund, which if successful, could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Fund and its shareholders. In the event of a system failure or other interruption, including disruptions involving a limited number of institutional investors (known as “ Authorized Participants "), unaffiliated broker-dealers with which such Authorized Participant has signed an agreement to establish a confidential account for the benefit of such Authorized Participant (an “ AP Representative ”), or market makers, orders to create or redeem Creation Units (as defined below) either may not be executed according to an Authorized Participant’s instructions or may not be executed at all, or an Authorized Participant may not be able to place or change orders. If such an event were to occur, the Fund’s shares may trade in the secondary market at a greater premium or discount to the Fund’s NAV, and investors may pay a greater bid/ask spread to purchase or sell the
Fund’s shares. In addition to risks related to operation of ETFs, the use of this structure exposes the Fund and Fund shareholders to additional risks.
authorized participant concentration risk: For Funds other than semi-transparent ETFs: as an ETF, the Fund issues and redeems shares on a continuous basis at NAV only in a large specified number of shares called a " Creation Unit ."
Only Authorized Participants are authorized to purchase (or create) and redeem shares directly from the Fund. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.
Authorized Participant and AP Representative concentration risk: For CAPE Only: As an ETF, the Fund issues and redeems shares on a continuous basis at NAV only in Creation Units. Only Authorized Participants are authorized to purchase (or create) and redeem shares directly from the Fund. Each of the Fund's Authorized Participants will engage in all creation and redemption activity through an AP Representative. The AP Representative will deliver or receive, on behalf of the Authorized Participant, all consideration to or from the Fund in a creation or redemption.
AP Representatives have knowledge of the composition of the Fund's portfolio holdings, and are restricted from disclosing such composition, including to the Authorized Participants. As a result of the Fund's use of the
ActiveShares
®
structure for non-transparent ETFs, there may be a more limited number of institutions that are willing to act as Authorized Participants or as AP Representatives.  During times of market stress, Authorized Participants may be more likely to step away from a non-transparent ETF than a traditional ETF. To the extent these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund, or are unavailable to purchase and sell securities in connection with creation and/or redemption orders, as applicable, and no other Authorized Participant or AP Representative agrees to create or redeem, or purchase or sell securities, as applicable, the arbitrage mechanism for keeping the market price of Fund shares trading at or close to the Fund’s per share NAV may be impaired, and Fund shares may trade at a premium or discount to NAV and possibly face trading halts and/or delisting. These risks may be more pronounced in volatile markets, particularly where there are significant redemptions in ETFs generally.
secondary market trading risk: as an ETF, shares of the Fund trade on an exchange, the NYSE Arca, Inc. (the
"Exchange"). The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. Any of these factors, among others, may lead to the Fund's shares trading at a premium or discount to NAV.
absence of active market: although the Fund's shares are currently listed for trading on the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants. Authorized Participants are not obligated to execute purchase or redemption orders for Creation Units. In periods of market volatility, market makers and/or Authorized Participants may be less willing to transact in Fund shares. The absence of an active market for the Fund's shares may contribute to the
Fund's shares trading at a premium or discount to NAV.
early close/trading halt/delisting risk: trading in Fund shares may be halted due to market conditions or for other reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable. Additionally, an exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
The Fund must satisfy various standards established by the Exchange in order to ensure that Fund shares can

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
September 30, 2024
continue to be listed for trading. There can be no assurance that the requirements of the Exchange necessary to
maintain the listing of the Fund will continue to be met.   For CAPE Only: trading in Fund shares may be halted
due to market conditions or for other reasons that, in the view of the Exchange, make trading in shares of a
Fund inadvisable. Additionally, an exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the
Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. If at any time securities representing 10% or more of the Fund’s portfolio become subject to a trading halt or otherwise do not have readily available market quotations, the Fund will request that the Exchange halt trading of the Fund’s shares. Further, if there is a discrepancy of sufficient magnitude between the value of the Fund’s portfolio securities as calculated by the Fund’s two calculation engines for
VIIV purposes, the Exchange will have the ability to halt trading of the Fund’s shares. During such trading halts, although the primary VIIV would continue to be calculated and disseminated, investors in the Fund’s shares will not be able to freely trade their shares. Additionally, the Fund must satisfy various other standards established by the Exchange in order to ensure that Fund shares can continue to be listed for trading. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met.
trading in fund shares is subject to expenses: most Fund investors will buy and sell Fund shares on the
Exchange or on another secondary market. When buying or selling shares of the Fund, investors typically will pay brokerage commissions or other charges imposed by brokers as determined by that broker. In addition, secondary market investors will also incur the cost of the difference between the price that a buyer is willing to pay for shares (the "bid" price) and the price at which a seller is willing to sell shares (the "ask" price). This difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread."
fund shares may be sold short: shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with short selling activity.
fund shares may trade at prices other than NAV : shares of the Fund trade on the Exchange at prices at, above or below the Fund’s most recent NAV. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund’s shares fluctuates continuously throughout trading hours in response to relative supply of and demand for Fund shares on the Exchange and the underlying value of the Fund’s portfolio holdings or NAV. As a result, the trading prices of the Fund’s shares may deviate significantly from NAV during periods of market volatility, including during periods of high redemption requests or other unusual market conditions. Any of these factors, among others, may lead to the fund's shares trading at a premium or discount to NAV. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Fund shares may result in shares trading at a significant premium or discount to NAV and/or in a reduced liquidity of a shareholder’s investment. During such periods, shareholders may be unable to sell their shares, may pay significantly more than NAV when buying Fund shares, or may receive significantly less than NAV when selling
Fund shares. For CAPE Only: shares of the Fund trade on the Exchange at prices at, above or below the Fund’s most recent NAV. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund’s shares will fluctuate, in some cases materially, throughout trading hours in response to changes in the Fund’s VIIV, the relative supply of and demand for Fund shares on the Exchange and the underlying value of the Fund’s portfolio holdings or NAV. As a result, the trading prices of the Fund’s shares may deviate significantly from NAV during periods of market volatility, including during periods of high redemption requests or other unusual market conditions. Any of these factors, among others, may lead to the fund's shares trading at a premium or discount to NAV. This risk may be greater for the Fund than for traditional ETFs that disclose their full portfolio holdings on a daily basis.
Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Fund shares may result in shares trading at a significant premium or discount to NAV and/or in a reduced liquidity of a shareholder’s investment. During such periods, shareholders may be unable to sell their shares, may pay significantly more than NAV when buying Fund shares, or may receive significantly less than NAV when selling Fund shares.
portfolio security trading risk: For CAPE Only : an exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result

Notes to Financial Statements
(Cont.)
September 30, 2024
Annual Report
|
September 30, 2024

in the Fund being unable to buy or sell certain portfolio securities or financial instruments. In such circumstances, the Fund may be unable to engage in Fund portfolio transactions to rebalance its portfolio, may be unable to have its investments accurately priced for purposes of determining its VIIV, and may have difficulty calculating its NAV.
These events may result in losses to shareholders. Any extended trading halt in a portfolio security may exacerbate discrepancies between the VIIV and the underlying NAV of the Fund. If a portfolio security does not have readily available market quotations, e.g., if subject to an extended trading halt, that fact, along with the identity and weighting of that security in the Fund’s VIIV calculation, will be publicly disclosed on the Fund’s website. Trading halts of portfolio securities may have a greater impact on the Fund, as compared with traditional ETFs, due to less frequent dissemination of the Fund’s portfolio holdings.
financial services risk: the risk that an investment in issuers in the financial services sector or transactions with one or more counterparties in the financial services sector may be adversely affected by, among other things: ( i ) changes in governmental regulation, which may limit both the amounts and the types of loans and other financial commitments financial services companies can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain; (ii) fluctuations, including as a result of interest rate changes or increased competition, in the availability and cost of capital of funds on which the profitability of financial services companies is largely dependent; (iii) deterioration of the credit markets; (iv) credit losses resulting from financial difficulties of borrowers, especially when financial services companies are exposed to non-diversified or concentrated loan portfolios;
(v) financial losses associated with investment activities, especially when financial services companies are exposed to financial leverage; (vi) the risk that any financial services company experiences substantial declines in the valuations of its assets, takes action to raise capital, or ceases operations; (vii) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector; (viii) events leading to limited liquidity, defaults, non-performance or other adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, leading to market-wide liquidity problems; and (ix) the interconnectedness or interdependence among financial services companies, including the risk that the financial distress or failure of one financial services company may materially and adversely affect a number of other financial services companies.
focused investment risk: the risk that a fund that invests a substantial portion of its assets in a particular market, industry, sector, group of industries or sectors, country, region, group of countries or asset class is, relative to a fund that invests in a more diverse investment portfolio, more susceptible to any single economic, market, political, regulatory or other occurrence. This is because, for example, issuers in a particular market, industry, region, sector or asset class may react similarly to specific economic, market, regulatory, political or other developments. The particular markets, industries, regions, sectors or asset classes in which the Fund may focus its investments may change over time and the Fund may alter its focus at inopportune times.
foreign currency risk:  the risk that fluctuations in exchange rates may adversely affect the value of a Fund’s investments denominated in foreign currencies.
foreign investing risk: the risk that investments in foreign securities or in issuers with significant exposure to foreign markets, as compared to investments in U.S. securities or in issuers with predominantly domestic market exposure, may be more vulnerable to economic, political, and social instability and subject to less government supervision, less protective custody practices, lack of transparency, inadequate regulatory and accounting standards, delayed or infrequent settlement of transactions, and foreign taxes. If a Fund buys securities denominated in a foreign currency, receives income in foreign currencies, or holds foreign currencies from time to time, the value of the Fund’s assets, as measured in U.S. dollars, can be affected unfavorably by changes in exchange rates relative to the U.S. dollar or other foreign currencies. Foreign markets are also subject to the risk that a foreign government could restrict foreign exchange transactions or otherwise implement unfavorable currency regulations. In addition, foreign securities may be subject to currency exchange rates or regulations, the imposition of economic sanctions, tariffs or other government restrictions, higher transaction and other costs, reduced liquidity, and delays in settlement.
high yield risk:  the risk that debt instruments rated below investment grade or debt instruments that are unrated and of comparable or lesser quality are predominantly speculative. These instruments, commonly known as "junk bonds," have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, and less secondary market liquidity.
index risk:

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
September 30, 2024
For CAPE Only:  although the Adviser has licensed from the Index’s sponsor the right to use the Index as part of implementing the Fund’s principal investment strategies, there can be no guarantee that the Index will be maintained indefinitely or that the Fund will be able to continue to utilize the Index to implement the Fund’s principal investment strategies indefinitely. If the sponsor of the Index ceases to maintain the Index, the Fund no longer has the ability to utilize the Index to implement its principal investment strategies, or other circumstances exist that the Adviser or the Fund’s
Board of Trustees concludes substantially limit the Fund’s ability to create cost-effective synthetic investment exposure to the Index, the Adviser or the Fund’s Board of Trustees may substitute the Index with another index that it chooses in its sole discretion. There can be no assurance that any substitute index so selected will be similar to the Index or will perform in a manner similar to the Index. Unavailability of the Index could affect adversely the ability of the Fund to achieve its investment objective.
For DCMT only: the risk that the portion of the Fund invested in instruments based on an index or basket of commodities or that use an index or basket of commodities as the reference asset may not match or may underperform the return of the index or basket for a number of reasons, including, for example, ( i ) the performance of derivatives related to an index or basket in which the Fund invests may not correlate with the performance of the index or basket and/or may underperform the index or basket due to transaction costs, fees, or other aspects of the transaction’s pricing; (ii) the Fund may not be able to find counterparties willing to enter into derivative instruments whose returns are based on the return of the index or basket, or the Fund may be unable to find parties who are willing to do so at an acceptable cost or level of risk to the Fund; and (iii) errors may arise in carrying out an index’s methodology, or an index provider may incorrectly report information concerning the index. There can be no guarantee that any index, including the Barclays Index, will be maintained indefinitely or that the Fund will be able to continue to utilize a specific index to implement the Fund’s principal investment strategies indefinitely.
Although the Adviser has licensed the right to use the Barclays Index as part of implementing the Fund’s principal investment strategies, there can be no guarantee that the Barclays will maintain it indefinitely, that the Fund will use the
Barclays Index to implement its principal investment strategies, or that other circumstances will not prevent the Fund from obtaining cost-effective synthetic investment exposure to the Barclays Index. In those or similar conditions, the Adviser or the Fund’s Board of Trustees may, in its sole discretion and without advance notice to shareholders, license or select another index or basket of commodities to use in implementing the Fund’s principal investment strategies. There can be no assurance that any substitute index or basket so selected will be similar to the Barclays Index or will perform in a manner similar to the Barclays Index. Unavailability of the Barclays Index could affect adversely the ability of the Fund to achieve its investment objective.
The Barclays Index consists of futures contracts that were selected, in part, on the basis of their historical backwardation in relation to the spot price for the underlying commodity and on carry characteristics, seasonality, momentum, and fundamentals. Any investment exposure tied or related to the Barclays Index is subject to, among other things, the risk that the historical behavior of the futures contracts comprising the Barclays Index may not continue as expected and that the prices of the futures contracts held by the Fund may depreciate.
For DFVE Only:  the risk that the Fund may underperform the return of the Underlying Index for a number of reasons, including, for example,( i ) the performance of investments or derivatives related to the Underlying Index may not correlate with the Underlying Index and/or may underperform the Index due to transaction costs, fees, or other aspects of the transaction’s pricing; (ii) the Fund may not be able to find counterparties willing to enter into derivative instruments whose returns are based on the return of the Underlying Index or find parties who are willing to do so at an acceptable cost or level of risk to the Fund; and (iii) errors may arise in carrying out the Underlying Index’s methodology, or the Index Provider may incorrectly report information concerning the Index.
Although the Adviser has licensed from the Index Provider the right to use the Underlying Index as part of implementing the Fund’s principal investment strategies, there can be no guarantee that the Underlying Index will be maintained indefinitely or that the Fund will be able to continue to utilize the Underlying Index to implement the Fund’s principal investment strategies indefinitely. If the Index Provider ceases to maintain the Underlying Index, the Fund no longer has the ability to utilize the Underlying Index to implement its principal investment strategies, or other circumstances exist that the Adviser or the Fund’s Board of Trustees concludes substantially limit the Fund’s ability to gain investment exposure to the Underlying Index, the Adviser or the Fund’s Board of Trustees may substitute the Underlying Index with another index that it chooses in its sole discretion and upon 60 days’ prior written notice to shareholders. There can be no assurance that any substitute index so selected will be similar to the Underlying Index or will perform in a manner similar to the Index.
Unavailability of the Underlying Index could affect adversely the ability of the Fund to achieve its investment objective.

Notes to Financial Statements
(Cont.)
September 30, 2024
Annual Report
|
September 30, 2024

index provider risk: the risk that the Index Provider may delay or add a rebalance date, which may adversely impact the performance of the Fund and its correlation to the Underlying Index. In addition, there is no guarantee that the methodology used by the Index Provider to identify constituents for the Underlying Index will achieve its intended result or positive performance. The Underlying Index relies on various sources of information to assess the potential constituents of the Underlying index, including information that may be based on assumptions or estimates. There is no assurance that the sources of the information are reliable, and the Adviser does not assess the due diligence conducted by the Index
Provider with respect to the data it uses or the index construction and computation processes. Errors in Underlying Index data, computations, or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and/or corrected for a period of time or at all, which may have an adverse impact on the
Fund.
industry concentration risk: the risk that, in following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, the Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events;
obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
inflation-indexed bond risk: the risk that such bonds will change in value in response to actual or anticipated changes in inflation rates in a manner unanticipated by a Fund's portfolio management team or investors generally. Inflation-indexed bonds are subject to debt securities risks.
investment company and exchange-traded fund risk: the risk that an investment company or other pooled investment vehicle, including any ETFs or money market funds, in which the Fund invests will not achieve its investment objective or execute its investment strategies effectively or that significant purchase or redemption activity by shareholders of such an investment company might negatively affect the value of its shares. The Fund must pay its pro rata portion of an investment company’s fees and expenses. To the extent the Advisers are determined to invest Fund assets in other investment companies, the Advisers will have an incentive to invest in other investment vehicles sponsored or advised by the Advisers or a related party of the Advisers over investment companies sponsored or managed by others and to maintain such investments once made due to its own financial interest in those products and other business considerations.
large capitalization risk: the risk that investing substantially in issuers in one market capitalization category (large, medium, or small) may adversely affect the Fund because of unfavorable market conditions particularly to that category of issuers, such as larger, more established companies being unable to respond quickly to new competitive challenges or attain the high growth rates of successful smaller companies, or, conversely, stocks of smaller companies being more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources, fewer experienced managers and there typically being less publicly available information about small capitalization companies.
The Fund expects to have exposure particularly to larger capitalization issuers through its exposure to the Underlying Index.
large shareholder risk: the risk that certain account holders, including the Advisers or funds or accounts over which the
Advisers (or related parties of the Advisers) have investment discretion, may from time to time own or control a significant percentage of the Fund’s shares. The Fund is subject to the risk that a redemption by those shareholders of all or a portion of their Fund shares, including as a result of an asset allocation decision made by the Advisers (or related parties of the
Advisers), will adversely affect the Fund’s performance if it is forced to sell portfolio securities or invest cash when the
Advisers would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of the
Fund’s portfolio, increase the Fund’s transaction costs, and accelerate the realization of taxable income and/or gains to shareholders. Shareholder redemptions can only be effected in Creation Units.
leveraging risk: the risk that certain investments by a Fund involving leverage may have the effect of increasing the volatility of the value of the Fund's portfolio, and the risk of loss in excess of invested capital.
limited operating history risk: the risk that a Fund that has recently been formed has a limited operating history to evaluate. The Fund may not attract sufficient assets to achieve or maximize investment and operational efficiencies and remain viable. If the Fund fails to achieve sufficient scale, it may be liquidated.

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
September 30, 2024
liquidity risk: the risk that the Fund may be unable to sell a portfolio investment at a desirable time or at the value the Fund has placed on the investment. Illiquidity may be the result of, for example, low trading volume, lack of a market maker, or contractual or legal restrictions that limit or prevent the Fund from selling securities or closing derivative positions. During periods of substantial market disruption, a large portion of the Fund’s assets could potentially experience significant levels of illiquidity. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for the Fund to determine a fair value of an illiquid investment than that of a more liquid comparable investment.
loan risk: the risk that ( i ) if the Fund holds a loan through another financial intermediary, or relies on a financial intermediary to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial intermediary; (ii) any collateral securing a loan may be insufficient or unavailable to the Fund, because, for example, the value of the collateral securing a loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate, and the Fund's rights to collateral may be limited by bankruptcy or insolvency laws; (iii) investments in highly leveraged loans or loans of stressed, distressed, or defaulted issuers may be subject to significant credit and liquidity risk; (iv) a bankruptcy or other court proceeding could delay or limit the ability of the Fund to collect the principal and interest payments on that borrower's loans or adversely affect the Fund's rights in collateral relating to a loan; (v) there may be limited public information available regarding the loan and the relevant borrower(s); (vi) the use of a particular interest rate benchmark, may limit the Fund’s ability to achieve a net return to shareholders that consistently approximates the average published Prime Rate of U.S. banks; (vii) the prices of certain floating rate loans that include a feature that prevents their interest rates from adjusting if market interest rates are below a specified minimum level may appreciate less than other instruments in response to changes in interest rates should interest rates rise but remain below the applicable minimum level; (viii) if a borrower fails to comply with various restrictive covenants that may be found in loan agreements, the borrower may default in payment of the loan; (ix) if the Fund invests in loans that contain fewer or less restrictive constraints on the borrower than certain other types of loans (“covenant-lite” loans), it may have fewer rights against the borrowers of such loans, including fewer protections against the possibility of default and fewer remedies in the event of default; (x) the loan is unsecured; (xi) there is a limited secondary market; (xii) transactions in loans may settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale, which may result in sale proceeds related to the sale of loans not being available to make additional investments or to meet the Fund’s redemption obligations until potentially a substantial period after the sale of the loans; and (xiii) loans may be difficult to value and may be illiquid, which may adversely affect an investment in the Fund. The Fund may invest in loans directly or indirectly by investing in shares of another investment company and in either case will be subject to the risks described above.
market capitalization risk: For CAPE Only:  the risk that investing substantially in issuers in one market capitalization category (large, medium or small) may adversely affect the Fund because of unfavorable market conditions particular to that category of issuers, such as larger, more established companies being unable to respond quickly to new competitive challenges or attain the high growth rates of successful smaller companies, or, conversely, stocks of smaller companies being more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources, fewer experienced managers and there typically being less publicly available information about small capitalization companies.
market risk: the risk that markets will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments. Markets may, in response to governmental actions or intervention or general market conditions, including real or perceived adverse political, economic or market conditions, tariffs and trade disruptions, inflation, recession, changes in interest or currency rates, lack of liquidity in the bond markets or adverse investor sentiment, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, which may only occur in Creation Units. To satisfy such redemptions, the Fund may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods. Market risk involves the risk that the value of the Fund’s investment portfolio will change, potentially frequently and in large amounts, as the prices of its investments go up or down. During periods of severe market stress, it is possible that the market for some or all of the Fund’s investments may become highly illiquid. The U.S. government and the U.S. Federal Reserve, as well as certain foreign governments and central banks, have from time to time taken steps to support financial markets.  The U.S. government and the U.S. Federal Reserve may, conversely, reduce market support activities, including by taking action intended to increase certain interest rates.  This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.  Changes in government activities in this regard, such as changes in interest rate policy, can negatively affect

Notes to Financial Statements
(Cont.)
September 30, 2024
Annual Report
|
September 30, 2024

financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests.
models and data risk:  the risk that the quantitative models or related data used in managing the Fund fail to identify profitable opportunities. In addition, failures to properly gather, organize, and analyze large amounts of data or errors in a model or data, or in the application of such models, may result in, among other things, execution and investment allocation failures and investment losses. For example, the models may incorrectly identify opportunities or data used in the construction and application of models may prove to be inaccurate or stale, which may result in misidentified opportunities that may lead to substantial losses for the Fund. A given model may be more effective with certain instruments or strategies than others, and there can be no assurance that any model can identify and incorporate all factors that will affect an investment’s price or performance.
mortgage-backed securities risk:  the risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default or otherwise fail and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in a Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security's duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. The values of certain types of mortgage-backed securities, such as inverse floaters and interest-only and principal-only securities, may be extremely sensitive to changes in interest rates and prepayment rates. A Fund may invest in mortgage-backed securities that are subordinate in their right to receive payment of interest and repayment of principal to other classes of the issuer's securities.
non-correlation risk: the risk that the Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.
non-diversification risk: the risk that, because a relatively higher percentage of the Fund's assets may be invested in a limited number of issuers, the Fund may be more susceptible to any single economic, political, or regulatory occurrence than a diversified fund investing in a broader range of issuers. A decline in the market value of one of the Fund's investments may affect the Fund's value more than if the Fund were a diversified fund. However, the Fund intends to satisfy the asset diversification requirements for qualification as a regulated investment company under Subchapter M of the Code.
operational and information security risks:  an investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in investment losses to a Fund, a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While the Funds seek to minimize such events through controls and oversight, there may still be failures that could cause losses to a Fund.
passive investing risk: Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.
Additionally, the Fund rebalances its portfolio in accordance with the Underlying Index, and, therefore, any changes to the
Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.
portfolio turnover risk: the risk that frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in larger distributions of taxable capital gains to investors as compared to a fund that trades less frequently.
real estate sector risk: the risk that real estate-related investments may decline in value as a result of factors affecting the real estate sector, such as the supply of real property in certain markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, and local, regional and general market conditions. Along with the risks common to different types of real estate-related investments, real estate investment trusts (“ REITs ”), no matter the type, involve additional risk factors, including poor performance by the REIT’s manager, adverse changes to the tax laws, and the possible failure by the REIT to qualify for the favorable tax treatment available to REITs under the Internal Revenue Code of 1986, as amended (the “ Code ”), or the exemption from registration

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
September 30, 2024
under the 1940 Act. REITs are not diversified and are heavily dependent on cash flow earned on the property interests they hold.
real estate sector and commercial real estate markets risk:  the risk that commercial real estate-related investments may decline in value as a result of factors affecting the real estate sector (and, in particular, the commercial real estate markets), such as the supply of real property in certain markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, and local, regional, and general market conditions. Commercial real estate loans are secured by commercial property and are subject to the risks of delinquency and foreclosure. The ability of a borrower to repay a loan secured by an income-producing property typically is dependent primarily on the successful operation of such property. If a borrower’s net operating income is reduced due to changing national, regional or local economic conditions, changes in business demand, social unrest and civil disturbances, political unrest, global health crises, or other reasons, then the borrower’s ability to repay the loan may be impaired. Tenant mix, success of tenant businesses, property management decisions, property location and conditions, competition from comparable properties, changes in laws that increase operating expenses or limit rents that may be charged, the need to address environmental issues associated with a property, declines in real estate values, increases in interest rates or taxes, and increase in regulatory and compliance costs can all negatively affect returns on investments in commercial real estate.
restricted securities risk: the risk that a Fund may be prevented or limited by law or the terms of an agreement from selling a security (a " restricted security "). To the extent that a Fund is permitted to sell a restricted security, there can be no assurance that a trading market will exist at any particular time, and a Fund may be unable to dispose of the security promptly at reasonable prices or at all. A Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the values of restricted securities may have significant volatility.
securities lending risk: if the Fund lends securities, and the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, there is a risk that the securities will not be available to the Fund on a timely basis. If a borrower defaults and the Fund is not able to recover the securities loaned, the Fund and, indirectly, its shareholders will bear loss to the extent the value of the collateral sold is not equal to the market value of the loaned securities. Loans are secured by collateral consisting of cash or short-term debt obligations and the Fund may invest the cash collateral received (in money market investments or money market funds) and the Fund and its shareholders bears the risk of loss on such reinvestment, including the risk of total loss of such collateral. In addition, as with other extensions of credit, there is the risk of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. While securities are loaned out by the Fund, the Fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income.
These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 50%
dividends received deduction for corporations. The costs associated with the Fund’s securities lending activities are not shown in the Fund’s fee table. Engaging in securities lending could have a leveraging effect, which may intensify the other risks associated with investments in the Fund.
securities or sector selection risk: the risk that the securities held by the Fund will underperform securities held in other funds investing in similar asset classes or comparable benchmarks because of the portfolio managers’ choice of securities or sectors for investment. To the extent the Fund allocates a higher percentage of its investment portfolio to a particular sector or related sectors, the Fund will be more susceptible to events or factors affecting companies in that sector or related sectors. For example, the values of securities of companies in the same or related sectors may be negatively affected by the common characteristics they share, the common business risks to which they are subject, common regulatory burdens, or regulatory changes that affect them similarly. Such characteristics, risks, burdens or changes include, but are not limited to, changes in governmental regulation, inflation or deflation, rising or falling interest rates, competition from new entrants, and other economic, market, political or other developments specific to that sector or related sectors.
structured products and structured notes risk:  the risk that an investment in a structured product, which includes, among other things, CDOs, mortgage-backed securities, other types of asset-backed securities and certain types of structured notes, may decline in value due to changes in the underlying instruments, indexes, interest rates or other factors on which the product is based (“ reference measure ”). Depending on the reference measure used and the use of multipliers or deflators (if any), changes in interest rates and movement of the reference measure may cause significant price and cash flow fluctuations. Application of a multiplier is comparable to the use of financial leverage, a speculative technique. Holders of structured products indirectly bear risks associated with the reference measure, are subject to counterparty risk and typically do not have direct rights against the reference measure. Structured products are generally privately offered and

Notes to Financial Statements
(Cont.)
September 30, 2024
Annual Report
|
September 30, 2024

sold, and thus, are not registered under the securities laws and may be thinly traded or have a limited trading market and may have the effect of increasing the Fund’s illiquidity, reducing the Fund’s income and the value of the investment. At a particular point in time, the Fund may be unable to find qualified buyers for these securities. Investments in structured notes involve risks including interest rate risk, credit risk and market risk.
tax risk: in order to qualify as a regulated investment company under the Code, the Fund must meet requirements regarding, among other things, the source of its income. Certain investments in commodity-related derivatives do not give rise to qualifying income for this purpose, and it is possible that certain investments in other commodity-related instruments, ETFs and other investment pools will not give rise to qualifying income. Any income the Fund derives from investments in instruments that do not generate qualifying income must be limited to a maximum of 10% of the Fund’s annual gross income. If the Fund were to earn non qualifying income in excess of 10% of its annual gross income, it could fail to qualify as a regulated investment company for that year. If the Fund were to fail to qualify as a regulated investment company, the Fund would be subject to tax and shareholders of the Fund would be subject to the risk of diminished returns.
U.S. government securities risk: the risk that debt securities issued or guaranteed by certain U.S. government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. government, and so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of
U.S. government securities.
valuation risk: the risk that a Fund will not value its investments in a manner that accurately reflects their market values or that the Fund will not be able to sell any investment at a price equal to the valuation ascribed to that investment for purposes of calculating the Fund's net asset value (" NAV "). The valuation of a Fund's investments involves subjective judgment. Certain securities in which the Fund may invest may be more difficult to value accurately, especially during periods of market disruptions or extreme market volatility. Incorrect valuations of the Fund's portfolio holdings could result in the Fund's shareholder transactions being effected at an NAV that does not accurately reflect the underlying value of the
Fund's portfolio, resulting in the dilution of shareholder interests.
15. Subsequent Events
In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Funds have determined there are no subsequent events that would need to be disclosed in the Funds' financial statements.

Report of Independent Registered Public Accounting Firm

DoubleLine ETF Trust
September 30, 2024
The Board of Trustees and Shareholders of DoubleLine ETF Trust:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of DoubleLine ETF Trust (the “Trust”) comprising the
DoubleLine Opportunistic Bond ETF, DoubleLine Shiller CAPE
®
U.S. Equities ETF, DoubleLine Commercial Real Estate ETF, DoubleLine
Mortgage ETF, and DoubleLine Fortune 500 Equal Weight ETF, including the schedules of investments, as of September 30, 2024; the related statements of operations, changes in net assets, and the financial highlights for the periods as indicated in the table below for
DoubleLine Opportunistic Bond ETF, DoubleLine Shiller CAPE
®
U.S. Equities ETF, DoubleLine Commercial Real Estate ETF, DoubleLine
Mortgage ET, and DoubleLine Fortune 500 Equal Weight ETF; and the related notes. Additionally, we have audited the consolidated statement of assets and liabilities of DoubleLine Commodity Strategy ETF, which is also a series of DoubleLine ETF Trust, including the consolidated schedule of investments as of September 30, 2024; the related consolidated statement of operations, the consolidated statements of changes in net assets, and the consolidated financial highlights, as indicated in the table below for DoubleLine
Commodity Strategy ETF; and the related notes.
In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds constituting DoubleLine ETF Trust as of September 30, 2024, and related statements of operations, changes in net assets, and the financial highlights for the periods indicated in the table below in conformity with accounting principles generally accepted in the United States of America.
Individual Fund
Comprising the DoubleLine ETF Trust
Statement of
Operations
Statements of
Changes in Net
Assets
Financial Highlights
DoubleLine Opportunistic Bond ETF For the year ended September 30,
2024
For each of the two years in the
period ended on September 30,
2024.
For each of the two years in the
period ended September 30, 2024,
and for the period from March
31, 2022 (commencement of
operations) through
September 30, 2022.
DoubleLine Shiller CAPE® U.S.
Equities ETF
For the year ended September 30,
2024
For each of the two years in the
period ended on September 30,
2024.
For each of the two years in the
period ended September 30, 2024,
and for the period from March
31, 2022 (commencement of
operations) through
September 30, 2022.
DoubleLine Commercial Real Estate
ETF
For the year ended September 30,
2024
For the year ended September
30, 2024 and for the period from
March 31, 2023 (commencement
of operations) through September,
2023.
For the year ended September
30, 2024 and for the period from
March 31, 2023 (commencement
of operations) through September,
2023.
.
DoubleLine Mortgage ETF For the year ended September 30,
2024 .
For the year ended September
30, 2024 and for the period from
March 31, 2023 (commencement
of operations) through September,
2023.
For the year ended September
30, 2024 and for the period from
March 31, 2023 (commencement
of operations) through September,
2023.
DoubleLine Commodity Strategy
ETF
For the period from January
31, 2024 (commencement of
operations) through September 30,
2024.
For the period from January
31, 2024 (commencement of
operations) through September 30,
2024.
For the period from January
31, 2024 (commencement of
operations) through September 30,
2024.
DoubleLine Fortune 500 Equal
Weight ETF
For the period from January
31, 2024 (commencement of
operations) through September 30,
2024.
For the period from January
31, 2024 (commencement of
operations) through September 30,
2024.
For the period from January
31, 2024 (commencement of
operations) through September 30,
2024.

Report of Independent Registered Public Accounting Firm
(Cont.)
September 30, 2024
Annual Report
|
September 30, 2024

Basis for Opinion
These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Trust’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of September 30, 2024, by correspondence with the custodian, agent banks, transfer agent, and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Costa Mesa, California
November 20, 2024
We have served as the auditor of one or more affiliated investment companies of DoubleLine Funds investment companies since
2013.

Federal Tax Information

DoubleLine ETF Trust
(Unaudited)
September 30, 2024
For the year ended September 30, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 15% (20%
for taxpayers with taxable income greater than $459,750 for single individuals and $517,200 for married couples filing jointly), as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and The Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended September 30, 2024 was as follows:
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal
Revenue Section 871(k)(2)(c) for the year ended September 30, 2024 for each Fund was as follows:
The percentage of taxable ordinary income distributions that are designated as interest related dividends under Internal Revenue
Section 871(k)(1)(c) for the year ended  September 30, 2024 for each Fund was as follows:
Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds.
Qualified Dividend Income
DoubleLine Opportunistic Bond ETF 0.00%
DoubleLine Shiller CAPE® U.S. Equities ETF 96.05%
DoubleLine Commercial Real Estate ETF 0.00%
DoubleLine Mortgage ETF 0.00%
DoubleLine Commodity Strategy ETF (Consolidated) 0.00%
DoubleLine Fortune 500 Equal Weight ETF 100.00%
Dividends Received Deduction
DoubleLine Opportunistic Bond ETF 0.00%
DoubleLine Shiller CAPE® U.S. Equities ETF 100.00%
DoubleLine Commercial Real Estate ETF 0.00%
DoubleLine Mortgage ETF 0.00%
DoubleLine Commodity Strategy ETF (Consolidated) 0.00%
DoubleLine Fortune 500 Equal Weight ETF 100.00%
Qualified Short-Term Gains
DoubleLine Opportunistic Bond ETF 0.00%
DoubleLine Shiller CAPE® U.S. Equities ETF 0.00%
DoubleLine Commercial Real Estate ETF 0.00%
DoubleLine Mortgage ETF 0.00%
DoubleLine Commodity Strategy ETF (Consolidated) 0.00%
DoubleLine Fortune 500 Equal Weight ETF 0.00%
Qualified Interest Income
DoubleLine Opportunistic Bond ETF 87.26%
DoubleLine Shiller CAPE® U.S. Equities ETF 0.00%
DoubleLine Commercial Real Estate ETF 79.73%
DoubleLine Mortgage ETF 100.00%
DoubleLine Commodity Strategy ETF (Consolidated) 0.00%
DoubleLine Fortune 500 Equal Weight ETF 0.00%

Annual Report
|
September 30, 2024

Privacy Policy
(Unaudited)
September 30, 2024
What Does DoubleLine Do With Your Personal Information?
This notice provides information about how DoubleLine (“we” and “our”) collects, shares, and protects your personal information, and how you might choose to limit our ability to share certain information about you. Please read this notice carefully.
Why We Need Your Personal Information
All financial companies need to disclose customers’ personal information to run their everyday businesses, to appropriately tailor the services offered (where applicable), and to comply with our regulatory obligations. Accordingly, information, confidential and proprietary, plays an important role in the success of our business. However, we recognize that you have entrusted us with your personal and financial data, and we recognize our obligation to keep this information secure. Maintaining your privacy is important to us, and we hold ourselves to a high standard in its safekeeping and use. Most importantly, DoubleLine does not sell its customers’
non-public personal information to any third parties. DoubleLine uses its customers’ non-public personal information primarily to complete financial transactions that its customers request (where applicable), to make its customers aware of other financial products and services offered by a DoubleLine affiliated company, and to satisfy obligations we owe to regulatory bodies.
Information We May Collect
We may collect various types of personal data about you, including:
Your personal identification information, which may include your name and passport information, your IP address, politically exposed person (“PEP”) status, and such other information as may be necessary for us to provide our services to you and to complete our customer due diligence process and discharge anti-money laundering obligations;
Your contact information, which may include postal address and e-mail address and your home and mobile telephone numbers;
Your family relationships, which may include your marital status, the identity of your spouse and the number of children that you have;
Your professional and employment information, which may include your level of education and professional qualifications, your employment, employer’s name and details of directorships and other offices which you may hold; and
Financial information, risk tolerance, sources of wealth and your assets, which may include details of shareholdings and beneficial interests in financial instruments, your bank details and your credit history.
Where We Obtain Your Personal Information
Information we receive about you on applications or other forms;
Information you may give us orally;
Information about your transactions with us or others;
Information you submit to us in correspondence, including emails or other electronic communications; and
Information about any bank account you use for transfers between your bank account and any DoubleLine investment account, including information provided when effecting wire transfers.
Information Collected From Websites
Websites maintained by DoubleLine or its service providers may use a variety of technologies to collect information that help
DoubleLine and its service providers understand how the website is used. Information collected from your web browser (including small files stored on your device that are commonly referred to as "cookies") allow the websites to recognize your web browser and help to personalize and improve your user experience and enhance navigation of the website. You can change your cookie preferences by changing the setting on your web browser to delete or reject cookies. If you delete or reject cookies, some website pages may not function properly. Our websites may contain links are maintained or controlled by third parties, each of which has privacy policies which may differ, in some cases significantly, from the privacy policies described in this notice. Please read the privacy policies of such third parties and understand that accessing their websites is at your own risk. Please contact your DoubleLine representative if you would like to receive more information about the privacy policies of third parties.
We also use web analytics services, which currently include but are not limited to Google Analytics and Adobe Analytics. Such web analytics services use cookies and similar technologies to evaluate visitor’s use of the domain, compile statistical reports on domain activity, and provide other services related to our websites. For more information about Google Analytics, or to opt out of Google
Analytics, please go to https://tools.google.com/dlpage/gaoptout. For more information about Adobe Analytics, or to opt out of
Adobe Analytics, please go to: http://www.adobe.com/privacy/opt-out.html.

Privacy Policy
(Cont.)

DoubleLine ETF Trust
(Unaudited)
September 30, 2024
How And Why We May Disclose Your Information
DoubleLine does not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except that we may disclose the information listed above, as follows:
It may be necessary for DoubleLine to provide information to nonaffiliated third parties in connection with our performance of the services we have agreed to provide to the Funds or you. For example, it might be necessary to do so in order to process transactions and maintain accounts.
DoubleLine will release any of the non-public information listed above about a customer if directed to do so by that customer or if DoubleLine is required or authorized by law to do so, such as for the purpose of compliance with regulatory requirements or in the case of a court order, legal investigation, or other properly executed governmental request.
In order to alert a customer to other financial products and services offered by an affiliate, DoubleLine may disclose information to an affiliate, including companies using the DoubleLine name. Such products and services may include, for example, other investment products offered by a DoubleLine company. If you prefer that we not disclose non-public personal information about you to our affiliates for this purpose, you may direct us not to make such disclosures (other than disclosures permitted by law) by contacting us at Privacy@DoubleLine.com or at 1 (800) 285-1545. If you limit this sharing and you have a joint account, your decision will be applied to all owners of the account.
We will limit access to your personal account information to those agents and vendors who need to know that information to provide products and services to you. We do not share your information to nonaffiliated third parties for marketing purposes. We maintain physical, electronic, and procedural safeguards to guard your non-public personal information.
Notice Related To The California Consumer Privacy Act (CCPA) And To “Natural Persons” Residing In The State Of California
DoubleLine collects and uses information that identifies, describes, references, links or relates to, or is associated with, a particular consumer or device (“Personal Information”). Personal Information we collect from our customers and consumers is covered under the Gramm-Leach-Bliley Act (“GLBA”) and is therefore excluded from the scope of the California Consumer Privacy Act, as amended by the California Privacy Rights Act (together, “CCPA”).
However, for California residents who are not DoubleLine customers or consumers, as those terms are defined by GLBA, the personal information we collect about you is subject to the CCPA. As such, you have privacy rights with respect to your personal information.
Please review the following applicable California privacy notice that is available at www.doubleline.com, or by contacting us at
Privacy@DoubleLine.com or at 1 (800) 285-1545.
CA Privacy Notice for Website Visitors, Media Subscribers and Business Representatives
CA Privacy Notice for Employees
Notice Related To “Natural Persons” Residing In The European Economic Area (the “EEA”)
If you reside in the EEA, we may transfer your personal information outside the EEA, and will ensure that it is protected and transferred in a manner consistent with legal requirements applicable to the information. This can be done in a number of different ways, for instance:
the country to which we send the personal information may have been assessed by the European Commission as providing an "adequate" level of protection for personal data;or
the recipient may have signed a contract based on standard contractual clauses approved by the European Commission.
In other circumstances, the law may permit us to otherwise transfer your personal information outside the EEA. In all cases, however, any transfer of your personal information will be compliant with applicable data protection law.
Notice to Investors In Cayman Islands Investment Funds
If you are a natural person, please review this notice as it applies to you directly. If you are a legal representative of a corporate or entity investor that provides us with any personal information about individuals (i.e., natural persons), you agree to furnish a copy of this notice to each such individual or otherwise advise them of its content.
Any international transfer of personal information will be compliant with the requirements of the Data Protection Act, 2017 of the
Cayman Islands.

Privacy Policy
(Cont.)
(Unaudited)
September 30, 2024
Annual Report
|
September 30, 2024

Privacy For Children
DoubleLine is concerned about the privacy of children. Our website and our services are not targeted at individuals under 18 years of age, and we do not knowingly collect any personal information from an individual under 18. If we learn that a child under the age of 13 (or such higher age as required by applicable law) has submitted personally identifiable information online without parental consent, we will take all reasonable measures to delete such information from its databases and to not use such information for any purpose (except where necessary to protect the safety of the child or others as required or allowed by law). If you become aware of any personally identifiable information, we have collected from children under 13 (or such higher age as required by applicable law), please contact us at Privacy@DoubleLine.com or at 1 (800) 285-1545. We do not sell or share any personal information and have no actual knowledge about selling or sharing personal information of individuals under the age of 16.
Retention Of Personal Information And Security
Your personal information will be retained for as long as required:
for the purposes for which the personal information was collected;
in order to establish or defend legal rights or obligations or to satisfy any reporting or accounting obligations; and/or as required by data protection laws and any other applicable laws or regulatory requirements, including, but not limited to,
U.S. laws and regulations applicable to our business.
We will undertake commercially reasonable efforts to protect the personal information that we hold with appropriate security measures.
Access To And Control Of Your Personal Information
Depending on your country of domicile or applicable law, you may have the following rights in respect of the personal information about you that we process:
the right to access and port personal information;
the right to rectify personal information;
the right to restrict the use of personal information;
the right to request that personal information is erased; and
the right to object to processing of personal information.
Although you have the right to request that your personal information be deleted at any time, applicable laws or regulatory requirements may prohibit us from doing so. In addition, if you invest in a DoubleLine fund through a financial intermediary,
DoubleLine may not have access to personal information about you.
If you wish to exercise any of the rights set out above, please contact us at Privacy@DoubleLine.com or at 1 (800) 285-1545.
Changes To DoubleLine’s Privacy Policy
DoubleLine reserves the right to modify its privacy policy at any time, but in the event that there is a change that affects the content of this notice materially, DoubleLine will promptly inform its customers of such changes in accordance with applicable law.

Annual Report
|
September 30, 2024

Form N-CSR – Items 8-11
September 30, 2024
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies .
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
There were no matters submitted during the period covered by the report to a vote of shareholders, through the solicitation of proxies or otherwise.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
The information is included as part of the Financial Statements filed under Item 7 of this Form.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract .
There were no approvals or renewals of investment advisory contracts during the most recent fiscal half-year.

September 30, 2024
Investment Advisers:
DoubleLine ETF Adviser LP and DoubleLine Alternatives LP
2002 North Tampa Street, Suite 200
Tampa, FL 33602
Distributor:
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Administrator and Transfer Agent:
JP Morgan Chase Bank, N.A.
70 Fargo Street
Boston, MA 02210
Custodian:
JP Morgan Chase Bank, N.A.
383 Madison Avenue
New York, NY 10017
Independent Registered Public Accounting Firm:
Deloitte & Touche LLP
695 Town Center Drive, Suite 100
Costa Mesa, CA 92626
Legal Counsel:
Ropes & Gray LLP
1121 Avenue of the Americas
New York, NY 10036
Contact Information:
doubleline.com
(855) 937-0772
DL-ARFINANCIALS-ETF
DoubleLine | | 2002 North Tampa Street, Suite 200 | | Tampa, FL 33602 | | (813) 791-7333
ETFinfo@doubleline.com | | www.doubleline.com

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)   The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)   There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a - 3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.
Not applicable.

Item 19. Exhibits.

(a)(1)      The Registrant’s Code of Ethics, as described in Item 2 of this Form, is filed herewith.
ex99code.docx

(a)(2)      Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3)      Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
ex99cert.docx

(a)(4)      Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable.

(a)(5)      There has been no change to the Registrant’s independent public accountant during the reporting period.

(b)           Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.
ex99906cert.docx
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DoubleLine ETF Trust

By:         /s/Ronald Redell
Ronald R. Redell
President
November 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/Ronald Redell
Ronald R. Redell
President
November 29, 2024

By:
/s/Ronald Redell
Henry V. Chase
Treasurer and Principal Financial and Accounting Officer
November 29, 2024